NORTHERN FUNDS

MONEY MARKET FUNDS MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND MUNICIPAL MONEY MARKET FUND U.S. GOVERNMENT SELECT MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND FIXED INCOME FUNDS U.S. GOVERNMENT FUND FIXED INCOME FUND INTERMEDIATE TAX-EXEMPT FUND FLORIDA INTERMEDIATE TAX-EXEMPT FUND TAX-EXEMPT FUND CALIFORNIA TAX-EXEMPT FUND INTERNATIONAL FIXED INCOME FUND EQUITY FUNDS INCOME EQUITY FUND STOCK INDEX FUND GROWTH
EQUITY FUND SELECT EQUITY FUND SMALL CAP FUND INTERNATIONAL GROWTH EQUITY FUND INTERNATIONAL SELECT EQUITY FUND TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT

                               September 30, 1997

TABLE OF CONTENTS
                                                                 PAGE
Abbreviations and Other Information................................ 1

Money Market Funds
  Statements of Assets and Liabilities ............................ 2
  Statements of Operations ........................................ 3
  Statements of Changes in Net Assets ............................. 4
  Financial Highlights ............................................ 6
  Schedules of Investments
     Money Market Fund............................................. 9
     U.S. Government Money Market Fund............................ 14
     Municipal Money Market Fund.................................. 15
     U.S. Government Select Money Market Fund..................... 26
     California Municipal Money Market Fund....................... 27

Fixed Income Funds
  Statements of Assets and Liabilities ............................30
  Statements of Operations ....................................... 31
  Statements of Changes in Net Assets ............................ 32
  Financial Highlights ........................................... 34
  Schedules of Investments
     U.S. Government Fund......................................... 37
     Fixed Income Fund............................................ 38
     Intermediate Tax-Exempt Fund................................. 40
     Florida Intermediate Tax-Exempt Fund......................... 45
     Tax-Exempt Fund.............................................. 47
     California Tax-Exempt Fund................................... 51
     International Fixed Income Fund.............................. 53

Equity Funds
  Statements of Assets and Liabilities ........................... 55
  Statements of Operations ....................................... 56
  Statements of Changes in Net Assets ............................ 57
  Financial Highlights ........................................... 59
  Schedules of Investments
     Income Equity Fund........................................... 63
     Stock Index Fund............................................. 66
     Growth Equity Fund........................................... 74
     Select Equity Fund........................................... 76
     Small Cap Fund............................................... 78
     International Growth Equity Fund............................. 91
     International Select Equity Fund............................. 93
     Technology Fund.............................................. 95

Notes to the Financial Statements................................. 97


ABBREVIATIONS AND
OTHER INFORMATION
With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACES        Automatically Convertible
            Equity Securities

ADP         Automated Data Processing

ADR         American Depository Receipt

AMBAC       American Municipal Bond
            Assurance Corp.

AMT         Alternative Minimum Tax

BAN         Bond Anticipation Note

BTP         Banker's Trust Partnership

CGIC        Capital Guaranty
            Insurance Co.

COLLD.      Collateralized

COP         Certificate of Participation

CP          Commercial Paper

CVP         Central Valley Project

DECS        Dividend Enhanced Convertible
            Stock

FFCB        Federal Farm Credit Bank

FGIC        Financial Guaranty
            Insurance Corp.

FHLB        Federal Home Loan Bank

FHLMC       Freddie Mac

FMC         Fidelity Mortgage Corp.

FNMA        Fannie Mae

FRN         Floating Rate Note

FSA         Financial Security Assurance

G.O.        General Obligation

GDR         Global Depository Receipt

GNMA        Government National
            Mortgage Association

GTD.        Guaranteed

HFA         Housing Finance Authority

HUD         Housing and Urban Development

I.O.        Interest Only Stripped Security

IDA         Industrial Development
            Authority

IDR         Industrial Development Revenue

LOC         Letter of Credit

MBIA        Municipal Bond Insurance
            Association

MTN         Medium Term Note

NYS         New York Shares

P-FLOATS    Puttable Floating Rate Security

P.O.        Principal Only Stripped Security

PCR         Pollution Control Revenue

PFA         Public Finance Authority

PRIDES      Preferred Redeemable Increased
            Dividend Securities

PRSV        Preservation Project

PSF         Permanent School Fund

RAN         Revenue Anticipation Note

REMIC       Real Estate Mortgage
            Investment Conduit

SAILS       Stock Appreciation Income
            Linked Securities

SFM         Single Family Mortgage

SLMA        SLM Holding Corp.

SOC GEN     Societe Generale

STRYPES     Structured Yield Product
            Exchangeable for Stock

TOB         Tender Option Bond

TOCR        Tender Option Custodial Receipt

TRACES      Treasury-Backed ACES

TRAN        Tax and Revenue
            Anticipation Note

VRDN        Variable Rate Demand Note

*           Non-Income Producing Security


                               -----------------
                                NOT FDIC-INSURED
                               -----------------
                                 May lose value
                               No bank guarantee
                               -----------------

Northern Funds are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)
MONEY MARKET FUNDS
                                                                                                  U.S.
                                                                    U.S.                         GOV'T.       CALIFORNIA
                                                                   GOV'T.       MUNICIPAL        SELECT       MUNICIPAL
                                                    MONEY          MONEY          MONEY          MONEY          MONEY
                                                    MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA          FUND           FUND           FUND           FUND           FUND
--------------------------------------------         ----           ----           ----           ----           ----
ASSETS:
  Investments, at amortized cost                 $2,410,670       $194,996     $1,408,370      $205,925         $234,876
  Repurchase agreements, at cost
    which approximates market value                 171,643        101,007              -             -                -
  Cash                                                    3              -              8            64               81
  Income receivable                                   7,994            846         10,685           406            1,660
  Receivable for fund shares sold                    23,703         21,621         31,182         6,443            3,438
  Receivable for securities sold                          -              -          3,980             -              200
  Receivable from Adviser                                18              3              9             2                2
  Deferred organization costs, net of
    accumulated amortization                             41             16             46             8                8
  Prepaid and other assets                               51             15             35            17                8
-----------------------------------------------------------------------------------------------------------------------------
      Total Assets                                2,614,123        318,504      1,454,315       212,865          240,273
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                  10,196          1,247          3,836           864              635
  Payable for fund shares redeemed                   31,349          5,002         35,349           448            8,908
  Payable for securities purchased                        -              -          7,300             -                -
  Accrued investment advisory fees                      146             16             79             7               10
  Accrued transfer agent fees                            36              4             19             3                3
  Accrued administration fees                            34              2             44             2                1
  Accrued custody and accounting fees                     1              -              8             1                1
  Accrued registration fees and other liabilities        57             23             67            13               21
-----------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                              41,819          6,294         46,702         1,338            9,579
-----------------------------------------------------------------------------------------------------------------------------
  Net Assets                                     $2,572,304       $312,210     $1,407,613      $211,527         $230,694
=============================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                                  $2,572,223       $312,185     $1,407,575      $211,517         $230,685
  Accumulated undistributed net
    investment income                                    77             21            153            10                9
  Accumulated undistributed net
    realized gains (losses)                               4              4          (115)             -                -
-----------------------------------------------------------------------------------------------------------------------------
  Net Assets                                     $2,572,304       $312,210     $1,407,613      $211,527         $230,694
=============================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                        2,572,296        312,205      1,407,657       211,526          230,694
NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                     $1.00          $1.00          $1.00         $1.00            $1.00

See Notes to the Financial Statements.


STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUNDS
                                                                                                  U.S.
                                                                    U.S.                         GOV'T.       CALIFORNIA
                                                                   GOV'T.       MUNICIPAL        SELECT       MUNICIPAL
                                                    MONEY          MONEY          MONEY          MONEY          MONEY
                                                    MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS                                 FUND           FUND           FUND           FUND           FUND
---------------------                                ----           ----           ----           ----           ----
INVESTMENT INCOME:
  Interest income                                   $52,522         $9,216        $27,590        $5,259           $3,868
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                            5,496            988          4,287           569              619
  Administration fees                                 1,374            247          1,072           143              155
  Transfer agent fees                                   916            165            715            95              103
  Custody and accounting fees                           203             54            170            36               41
  Registration fees                                      56             12             36            11                6
  Professional fees                                      18             10             17             9                9
  Amortization of organization costs                     14              5             16             2                2
  Trustees' fees and expenses                            10              3              9             2                2
  Other                                                  68             43             60            10               10
-----------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                      8,155          1,527          6,382           877              947
    Less voluntary waivers of:
      Investment advisory fees                      (1,832)          (329)        (1,429)         (332)            (310)
      Administration fees                             (800)          (134)          (567)          (81)             (91)
    Less: Reimbursement of expenses by Adviser        (485)          (159)          (456)          (84)             (82)
-----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                      5,038            905          3,930           380              464
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                47,484          8,311         23,660         4,879            3,404
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
  Investments                                             3              4            (6)             1                -
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $47,487         $8,315        $23,654        $4,880           $3,404
=============================================================================================================================
See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS
                                                                                                  U.S. GOVERNMENT
                                                                      MONEY MARKET                 MONEY MARKET
                                                                          FUND                         FUND
                                                                 ----------------------       -----------------------
                                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                                    1997           1997           1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)                   (UNAUDITED)
---------------------                                           -----------------------       -----------------------
OPERATIONS:
  Net investment income                                          $  47,484      $  64,325      $  8,311        $  11,819
  Net realized gains (losses) on investments                             3              1             4                -
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                               47,487         64,326         8,315           11,819
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    5,700,246      7,318,021       752,283        1,755,453
  Shares from reinvestment of dividends                              6,439          6,771         1,411            2,684
  Shares redeemed                                              (4,741,571)    (6,779,419)     (755,747)      (1,650,983)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                              965,114        545,373       (2,053)          107,154
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                      (47,484)       (64,325)       (8,311)         (11,819)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            965,117        545,374       (2,049)          107,154
NET ASSETS:
  Beginning of year                                              1,607,187      1,061,813       314,259          207,105
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $2,572,304     $1,607,187      $312,210         $314,259
=============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                $77            $77           $21              $21
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

MONEY MARKET FUNDS
                                                                                                  U.S. GOVERNMENT
                                                                       MUNICIPAL                      SELECT
                                                                      MONEY MARKET                 MONEY MARKET
                                                                          FUND                         FUND
                                                                -----------------------       -----------------------
                                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                                    1997           1997           1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)                   (UNAUDITED)
---------------------                                           -----------------------       -----------------------
OPERATIONS:
  Net investment income                                          $  23,660      $  37,048      $  4,879         $  5,924
  Net realized gains (losses) on investments                           (6)          (109)             1              (1)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                               23,654         36,939         4,880            5,923
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    3,503,656      6,319,359       527,797          483,126
  Shares from reinvestment of dividends                              2,466          2,651         1,623            2,092
  Shares redeemed                                              (3,518,544)    (6,004,649)     (486,022)        (402,489)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                             (12,422)        317,361        43,398           82,729
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                      (23,660)       (37,048)       (4,879)          (5,924)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (12,428)        317,252        43,399           82,728
NET ASSETS:
  Beginning of year                                              1,420,041      1,102,789       168,128           85,400
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $1,407,613     $1,420,041      $211,527         $168,128
=============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                               $153           $153           $10              $10
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                       CALIFORNIA
                                                                       MUNICIPAL
                                                                      MONEY MARKET
                                                                          FUND
                                                               -------------------------
                                                                 SIX MONTHS        YEAR
                                                                   ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,
                                                                    1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)
---------------------                                          -------------------------
OPERATIONS:
  Net investment income                                         $    3,404     $    5,177
  Net realized gains (losses) on investments                             -              -
------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                                3,404          5,177
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                      618,861      1,517,961
  Shares from reinvestment of dividends                                417            337
  Shares redeemed                                                (589,573)    (1,482,396)
------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                               29,705         35,902
------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                       (3,404)        (5,177)
------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             29,705         35,902
NET ASSETS:
  Beginning of year                                                200,989        165,087
------------------------------------------------------------------------------------------
  End of period                                                   $230,694       $200,989
==========================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                 $9             $9
==========================================================================================
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS
                                                                                                U.S. GOVERNMENT
                                                 MONEY MARKET                                    MONEY MARKET
                                                     FUND                                            FUND
                                  -----------------------------------------     ----------------------------------------------
                                 SIX MONTHS     YEAR       YEAR      PERIOD      SIX MONTHS       YEAR       YEAR       PERIOD
                                    ENDED       ENDED     ENDED       ENDED        ENDED         ENDED       ENDED       ENDED
                                  SEPT. 30,   MAR. 31,   MAR. 31,   MAR. 31,     SEPT. 30,      MAR. 31,   MAR. 31,    MAR. 31,
                                    1997        1997       1996      1995<F1>       1997          1997       1996       1995<F1>
                                 (UNAUDITED)                                    (UNAUDITED)
-------------------------         -----------------------------------------     ----------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                0.03        0.05       0.05      0.04          0.03         0.05        0.05         0.04
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income         (0.03)      (0.05)     (0.05)    (0.04)        (0.03)       (0.05)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
==================================================================================================================================
TOTAL RETURN<F3>                      2.62%       5.05%      5.57%     4.55%         2.56%        4.93%       5.46%        4.47%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                    $2,572,304  $1,607,187 $1,061,813  $894,279      $312,210     $314,259    $207,105     $227,543
  Ratio to average net
    assets of<F4>:
    Expenses, net of waivers and
      reimbursements                  0.55%       0.55%      0.49%     0.45%         0.55%        0.55%       0.49%        0.45%
    Expenses, before waivers and
      reimbursements                  0.89%       0.90%      0.91%     0.96%         0.93%        0.96%       0.94%        1.01%
    Net investment income, net of
      waivers and reimbursements      5.18%       4.94%      5.42%     4.94%         5.05%        4.82%       5.33%        4.93%
    Net investment income, before
      waivers and reimbursements      4.84%       4.59%      5.00%     4.43%         4.67%        4.41%       4.88%        4.37%
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS
                                                                                                U.S. GOVERNMENT
                                                  MUNICIPAL                                         SELECT
                                                 MONEY MARKET                                    MONEY MARKET
                                                     FUND                                            FUND
                                  -----------------------------------------     ----------------------------------------------
                                 SIX MONTHS     YEAR       YEAR      PERIOD      SIX MONTHS       YEAR       YEAR       PERIOD
                                    ENDED       ENDED     ENDED       ENDED        ENDED         ENDED       ENDED       ENDED
                                  SEPT. 30,   MAR. 31,   MAR. 31,   MAR. 31,     SEPT. 30,      MAR. 31,   MAR. 31,    MAR. 31,
                                    1997        1997       1996      1995<F1>       1997          1997       1996       1995<F2>
                                 (UNAUDITED)                                    (UNAUDITED)
SELECTED PER SHARE DATA
-------------------------         -----------------------------------------     ----------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                0.02        0.03       0.03      0.03          0.03         0.05        0.05         0.02
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income         (0.02)      (0.03)     (0.03)    (0.03)        (0.03)       (0.05)      (0.05)       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
==================================================================================================================================
TOTAL RETURN<F3>                      1.67%       3.14%      3.54%     2.90%         2.60%        5.07%       5.55%        1.75%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                    $1,407,613  $1,420,041 $1,102,789  $927,747      $211,527     $168,128     $85,400      $82,162
  Ratio to average net
    assets of<F4>:
    Expenses, net of waivers and
      reimbursements                  0.55%       0.55%      0.49%     0.45%         0.40%        0.40%       0.33%        0.30%
    Expenses, before waivers and
      reimbursements                  0.89%       0.90%      0.91%     0.95%         0.95%        0.97%       1.00%        1.32%
    Net investment income, net of
      waivers and reimbursements      3.31%       3.08%      3.46%     3.10%         5.31%        4.95%       5.43%        5.84%
    Net investment income, before
      waivers and reimbursements      2.97%       2.73%      3.04%     2.60%         4.76%        4.38%       4.76%        4.82%
----------------------------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on April 11, 1994.
<F2>  Commenced investment operations on December 12, 1994.
<F3>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS
                                                                       CALIFORNIA
                                                                       MUNICIPAL
                                                                      MONEY MARKET
                                                                          FUND
                                                 -----------------------------------------------------
                                                  SIX MONTHS        YEAR           YEAR          PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                  SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,
                                                     1997           1997           1996          1995<F1>
                                                 (UNAUDITED)
------------------------                         -----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00          $1.00          $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.02           0.03           0.04          0.01
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.02)         (0.03)         (0.04)        (0.01)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $1.00          $1.00          $1.00         $1.00
=========================================================================================================
TOTAL RETURN<F2>                                      1.67%          3.19%          3.63%         1.27%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period          $230,694       $200,989       $165,087      $161,316
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                                  0.45%          0.45%          0.39%         0.35%
    Expenses, before waivers and
      reimbursements                                  0.92%          0.94%          0.94%         1.07%
    Net investment income, net of
      waivers and reimbursements                      3.30%          3.13%          3.55%         3.78%
    Net investment income, before
      waivers and reimbursements                      2.83%          2.64%          3.00%         3.06%
----------------------------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on November 29, 1994.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CERTIFICATES OF DEPOSIT - 14.0%
            DOMESTIC CERTIFICATES OF DEPOSIT - 3.3%
   $25,000  Bankers Trust New York Corp.,
            5.88%, 7/14/98                                     $24,994
            First Tennessee Bank
    15,000     5.51%, 10/3/97                                   15,000
    20,000     5.58%, 12/23/97                                  20,000
    25,000  Huntington National Bank, Columbus,
            5.89%, 9/18/98                                      24,993
                                                          ------------
                                                                84,987
                                                          ------------
            FOREIGN CERTIFICATES OF DEPOSIT - 10.7%
            Bank of Tokyo-Mitsubishi, London Branch
    10,000     5.63%, 11/17/97                                  10,000
    13,000     5.63%, 11/24/97                                  13,000
    12,000  Bankers Trust Co., London Branch,
            5.67%, 11/20/97                                     12,001
    15,000  Barclays Bank, New York Branch,
            5.94%, 6/25/98                                      14,994
     2,000  Commerzbank, New York Branch,
            5.58%, 11/21/97                                      2,000
    15,000  Credito Italiano, London Branch,
            5.60%, 10/28/97                                     15,000
    10,000  National Westminster Bank, New York
            Branch, 5.94%, 6/26/98                               9,996
    20,000  Norinchukin Bank, New York Branch,
            5.69%, 10/10/97                                     20,000
    10,000  Sanwa Bank, London Branch,
            5.65%, 11/24/97                                     10,000
    15,000  Sanwa Bank, New York Branch,
            5.66%, 11/3/97                                      15,000
            Societe Generale, New York Branch
     6,000     5.80%, 1/13/98                                    5,998
    10,000     5.87%, 3/3/98                                     9,998
    26,000     5.89%, 7/17/98                                   25,994
    15,000     5.84%, 8/21/98                                   14,992
            Sumitomo Bank, New York Branch
    22,000     5.68%, 10/31/97                                  22,000
     5,000     5.66%, 11/10/97                                   5,000
     5,000     5.65%, 11/17/97                                   5,000
    30,000  Svenska Handlesbanken, London Branch,
            5.63%, 11/17/97                                     30,001

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FOREIGN CERTIFICATES OF DEPOSIT - 10.7% (CONT'D.)
   $33,000  Toronto Dominion Bank, London Branch,
            5.61%, 10/10/97                                  $  33,000
                                                          ------------
                                                               273,974
                                                          ------------
            Total Certificates of Deposit
            (cost $358,961)                                    358,961
                                                          ------------
            COMMERCIAL PAPER - 56.2%

            ASSET BACKED SECURITIES - 27.3%
     5,000  Ascot Capital Corp.,
            5.55%, 10/14/97                                      4,990
     6,378  Atlantic Asset Securitization Corp.,
            5.65%, 10/17/97                                      6,362
    18,000  Budget Funding Corp.,
            5.52%, 10/16/97                                     17,959
     1,300  Centric Funding,
            5.60%, 12/16/97                                      1,285
     3,000  Corporate Receivables Corp.,
            5.55%, 11/7/97                                       2,983
    37,500  CPI Funding,
            5.59%, 11/25/97                                     37,180
    10,000  CXC, Inc.,
            5.55%, 10/15/97                                      9,978
    27,500  Duke Capital Corp.,
            5.55%, 10/6/97                                      27,479
            Eureka Securitization, Inc.
    20,000     5.55%, 10/10/97                                  19,972
    12,900     5.55%, 12/18/97                                  12,745
            Four Winds Funding Corp.
    11,260     5.55%, 10/17/97                                  11,232
     5,135     5.54%, 11/17/97                                   5,098
            Galleon Capital Corp.
    10,000     5.55%, 10/24/97                                   9,965
     5,000     5.60%, 10/27/97                                   4,980
            Gotham Funding Corp.
     5,000     5.60%, 10/7/97                                    4,995
     5,000     5.60%, 10/16/97                                   4,988
    13,000     5.625%, 10/16/97                                 12,970
     2,000     5.56%, 10/17/97                                   1,995
            International Securitization Corp.
     5,000     5.55%, 10/15/97                                   4,989
    13,148     5.53%, 10/16/97                                  13,118

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 27.3% (CONT'D.)
            Lexington Parker Capital Company LLC
   $10,485     5.55%, 10/7/97                                  $10,475
    25,000     5.55%, 10/7/97                                   24,977
     5,000     5.55%, 10/22/97                                   4,984
    16,174     5.60%, 11/4/97                                   16,088
    20,000  Mont Blanc Capital Corp.,
            5.55%, 10/17/97                                     19,951
    15,000  Monte Rosa Capital Corp.,
            5.55%, 10/21/97                                     14,954
    10,762  Nebhelp Capital Services, Inc.,
            5.65%, 10/2/97                                      10,760
    15,000  NFC Asset Trust,
            5.55%, 10/3/97                                      14,995
    16,007  Old Line Funding Corp.,
            5.70%, 10/3/97                                      16,001
            Park Avenue Receivables Corp.
     3,665     5.54%, 10/10/97                                   3,660
    27,273     5.55%, 10/15/97                                  27,214
    17,129     5.58%, 10/20/97                                  17,079
     2,585  Pooled Account Receivables Corp.,
            5.65%, 10/21/97                                      2,577
     5,421  Ranger Funding Corp.,
            5.65%, 10/6/97                                       5,417
            Receivables Capital Corp.
     9,521     5.55%, 10/10/97                                   9,508
    29,739     5.55%, 10/16/97                                  29,670
            ROSE, Inc.
    26,081     5.54%, 10/2/97                                   26,077
     6,400     5.55%, 10/21/97                                   6,380
    19,000     5.59%, 10/21/97                                  18,941
    35,000     5.54%, 10/29/97                                  34,849
    14,000  SALTS (II) Cayman Islands Corp.,
            5.77%, 12/18/97                                     14,000
    30,000  SALTS (III) Cayman Islands Corp.,
            5.94%, 1/23/98                                      30,000
    10,200  Sheffield Receivables Corp.,
            5.55%, 11/14/97                                     10,131
    25,000  Special Purpose Accounts Receivable
            Cooperative Corp., 5.55%, 10/20/97                  24,927
     2,000  SRD Finance, Inc.,
            5.57%, 10/23/97                                      1,993
    11,278  Thames Assets Global Securitization,
            5.55%, 10/10/97                                     11,262
    15,000  Three Rivers Funding Corp.,
            5.53%, 10/9/97                                      14,982

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 27.3% (CONT'D.)
   $20,000  Trident Capital Finance, Inc.,
            5.55%, 10/1/97                                   $  20,000
            Variable Funding Capital Corp.
       600     5.57%, 10/10/97                                     599
    14,254     5.57%, 10/20/97                                  14,211
    10,000     5.60%, 11/7/97                                    9,942
    20,000  WCP Funding, Inc.,
            5.55%, 10/14/97                                     19,960
       347  Windmill Funding Corp.,
            5.55%, 10/22/97                                        346
                                                          ------------
                                                               702,173
                                                          ------------
            BUSINESS SERVICES - 2.1%
            Sanwa Business Credit Corp.
    10,000     5.53%, 10/6/97                                    9,992
    35,000     5.60%, 10/6/97                                   34,973
    10,000     5.55%, 12/15/97                                   9,884
                                                          ------------
                                                                54,849
                                                          ------------
            DOMESTIC DEPOSITORY INSTITUTIONS - 0.5%
    12,000  ABC Funding,
            5.55%, 11/24/97                                     11,900
                                                          ------------
            ELECTRIC SERVICES - 0.5%
    11,700  CSW Credit, Inc.,
            5.65%, 10/16/97                                     11,672
                                                          ------------
            ENTERTAINMENT - 1.0%
            Tribune Co.
     5,000     5.53%, 10/2/97                                    4,999
    20,000     5.53%, 10/14/97                                  19,960
                                                          ------------
                                                                24,959
                                                          ------------
            FOOD AND BEVERAGES - 0.5%
     8,400  Cofco Capital Corp.,
            5.55%, 10/17/97                                      8,379
     6,000  PepsiCo, Inc.,
            5.65%, 10/6/97                                       5,995
                                                          ------------
                                                                14,374
                                                          ------------
            FOREIGN DEPOSITORY INSTITUTIONS - 2.4%
    15,000  Creditanstalt Finance, Inc.,
            5.52%, 10/31/97                                     14,931
     1,335  Hailfax Building Society,
            5.52%, 12/23/97                                      1,318

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FOREIGN DEPOSITORY INSTITUTIONS - 2.4% (CONT'D.)
   $25,000  Nationwide Building Society,
            5.50%, 10/28/97                                    $24,897
    20,000  Swedbank, Inc.,
            5.55%, 11/3/97                                      19,898
                                                          ------------
                                                                61,044
                                                          ------------
            GENERAL MERCHANDISE STORES - 0.9%
    25,000  Sears Roebuck Acceptance Corp.,
            5.55%, 3/13/98                                      24,372
                                                          ------------
            HEALTH SERVICES - 0.6%
            Columbia/HCA Healthcare Corp.
    10,000     5.60%, 10/6/97                                    9,992
     6,000     5.58%, 10/10/97                                   5,992
                                                          ------------
                                                                15,984
                                                          ------------
            INSURANCE COMPANIES - 2.5%
            AON Corp.
    17,000     5.54%, 10/17/97                                  16,958
    10,000     5.55%, 10/23/97                                   9,966
    10,000     5.55%, 10/27/97                                   9,960
    10,833     5.55%, 10/30/97                                  10,785
            Torchmark, Inc.
     7,500     5.60%, 10/10/97                                   7,490
     3,700     5.57%, 11/17/97                                   3,673
     5,000     5.55%, 11/24/97                                   4,958
                                                          ------------
                                                                63,790
                                                          ------------
            MUNICIPAL AGENCIES - 0.5%
    13,300  Texas Municipal Power Agency,
            5.75%, 10/14/97                                     13,300
                                                          ------------
            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 3.1%
    15,000  BEX America Finance, Inc.,
            5.55%, 10/14/97                                     14,970
     3,250  Countrywide Home Loans,
            5.60%, 10/29/97                                      3,236
            Finova Capital Corp.
    10,000     5.60%, 10/1/97                                   10,000
     1,000     5.55%, 10/16/97                                     998
    19,300     5.55%, 11/7/97                                   19,190
     9,900     5.55%, 11/14/97                                   9,833
    22,000  Heller Financial, Inc.,
            5.65%, 12/16/97                                     21,738
                                                          ------------
                                                                79,965
                                                          ------------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NONDEPOSITORY PERSONAL CREDIT INSTITUTIONS - 0.3%
  $  7,350  MEPC Finance, Inc.,
            5.60%, 12/4/97                               $       7,277
                                                          ------------
            SECURITY AND COMMODITY BROKER DEALERS - 1.3%
            Morgan Stanley, Dean Witter, Discover & Co.
       300     5.55%, 10/2/97                                      300
    15,000     5.55%, 10/6/97                                   14,989
    19,000     5.51%, 10/24/97                                  18,933
                                                          ------------
                                                                34,222
                                                          ------------
            TRANSPORTATION PARTS AND EQUIPMENT - 9.3%
            BMW US Capital Corp.
    20,000     5.55%, 11/7/97                                   19,886
    30,000     5.53%, 11/12/97                                  29,806
    36,000     5.55%, 12/15/97                                  35,584
    40,000  Ford Credit Canada Ltd.,
            5.55%, 11/18/97                                     39,704
            General Motors Acceptance Corp.
    10,000     5.55%, 10/2/97                                    9,998
    15,000     5.65%, 10/8/97                                   14,984
     2,400     5.55%, 11/5/97                                    2,387
     3,400     5.55%, 11/12/97                                   3,378
    10,000     5.57%, 12/3/97                                    9,903
    10,000     5.59%, 3/12/98                                    9,748
    25,000     5.58%, 3/31/98                                   24,299
            Mitsubishi Motors Credit of America, Inc.
    12,000     5.57%, 10/1/97                                   12,000
    20,000     5.59%, 10/1/97                                   20,000
     3,000     5.55%, 10/7/97                                    2,997
     3,589  Volkswagen of America, Inc.,
            5.65%, 10/17/97                                      3,580
                                                          ------------
                                                               238,254
                                                          ------------
            WHOLESALE TRADE - DURABLE GOODS - 3.4%
            Newell Co.
     5,000     5.65%, 10/1/97                                    5,000
     6,625     5.60%, 10/10/97                                   6,616
    30,000     5.55%, 10/17/97                                  29,926
    25,000     5.55%, 10/22/97                                  24,919
    10,000     5.60%, 10/27/97                                   9,960
    10,000  Sinochem American Holdings, Inc.,
            5.55%, 11/10/97                                      9,938
                                                          ------------
                                                                86,359
                                                          ------------
            Total Commercial Paper
            (cost $1,444,494)                                1,444,494
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CORPORATE BONDS - 8.7%
   $25,000  Associates Corporation N.A.,
            5.73%, 3/2/98                                    $  24,992
    20,000  Bayerische Landesbank,
            6.15%, 8/14/98                                      20,042
     7,250  Chapel Oaks, Inc.,
            5.90%, 10/1/97                                       7,250
            CIT Group Holdings
     3,000     8.75%, 4/15/98                                    3,038
    10,000     6.75%, 4/30/98                                   10,046
    26,000  First Wachovia Bank,
            6.10%, 4/6/98                                       25,987
     1,861  GE Engine Receivables 1995-1 Trust,
            5.565%, 10/15/97                                     1,861
    15,607  GE Engine Receivables 1996-1 Trust,
            5.646%, 10/15/97                                    15,607
     2,000  General Motors Acceptance Corp.,
            7.50%, 11/4/97                                       2,003
    14,000  Huntington National Bank, Columbus,
            5.80%, 9/22/98                                      13,990
     5,000  Key Bank N.A.,
            5.58%, 12/15/97                                      4,942
    20,000  Key Bank N.A., Fixed Rate Note,
            6.19%, 4/13/98                                      19,994
    30,000  Key Bank N.A., FRN,
            5.55%, 3/19/98                                      30,000
    20,000  Morgan Guaranty Trust Co.,
            5.97%, 6/22/98                                      19,995
    18,600  Physicians Plus Medical Group,
            5.70%, 10/1/97                                      18,600
     6,000  SunTrust Banks, Inc.,
            5.83%, 7/14/98                                       5,998
                                                          ------------
            Total Corporate Bonds
            (cost $224,345)                                    224,345
                                                          ------------
            EURODOLLAR TIME DEPOSITS - 9.6%

    50,000  Banque Brussels Lambert, Grand
            Cayman Islands, 6.50%, 10/1/97                      50,000
    30,000  Banque Paribas Lambert, Grand
            Cayman Islands, 6.50%, 10/1/97                      30,000
    33,000  Credit Suisse First Boston, Grand
            Cayman Islands, 6.50%, 10/1/97                      33,000
    45,000  Norddeutsche Landesbank Girozentrale,
            6.50%, 10/1/97                                      45,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            EURODOLLAR TIME DEPOSITS - 9.6% (CONT'D.)

   $90,000  Union Bank of Switzerland, Grand
            Cayman Islands, 6.50%, 10/1/97                   $  90,000
                                                          ------------
            Total Eurodollar Time Deposits
            (cost $248,000)                                    248,000
                                                          ------------
            GUARANTEED INVESTMENT
            CONTRACTS - 1.9%

    25,000  General American Life Insurance Co.,
            5.86%, 10/23/97                                     25,000
    10,000  Integrity Life Insurance Co.,
            5.95%, 10/1/97                                      10,000
    15,000  Transamerica Life Insurance
            and Annuity Co., 5.66%, 10/1/97                     15,000
                                                          ------------
            Total Guaranteed Investment Contracts
            (cost $50,000)                                      50,000
                                                          ------------
            MUNICIPAL INVESTMENTS - 3.3%

    14,000  Flint, Michigan Hospital Building
            Authority, 5.65%, 10/1/97                           14,000
     3,900  Health Insurance Plan of Greater
            New York, 5.48%, 10/1/97                             3,900
     9,000  Hydro-Quebec Corp., 5.741%, 1/15/98                  9,000
    12,500  New Jersey Economic Development
            Authority, 5.66%, 10/1/97                           12,500
     9,360  Seattle, Washington Limited Tax G.O.,
            5.45%, 10/1/97                                       9,360
    10,000  Stanislaus County, California Pension
            Obligation, 5.756%, 2/15/98                         10,000
    10,215  State of Texas-Veterans Land Bond,
            5.756%, 12/1/97                                     10,215
    12,745  State of Virginia, Housing Development
            Authority Multi-Family Housing Bond,
            5.756%, 11/1/97                                     12,745
     3,150  Waukesha, Wisconsin Health
            Systems, Inc., 5.65%, 10/1/97                        3,150
                                                          ------------
            Total Municipal Investments
            (cost $84,870)                                      84,870
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 6.7%
   $40,000  Bear, Stearns & Co., dated 9/30/97,
            repurchase price $40,007 (Colld. by U.S.
            Government Securities),
            6.70%, 10/1/97                                 $    40,000
    31,643  Donaldson, Lufkin & Jenrette Securities,
            Inc., dated 9/30/97, repurchase price
            $31,648 (Colld. by U.S. Government
            Securities), 6.25%, 10/1/97                         31,643
    25,000  J.P. Morgan Securities, Inc.,
            dated 9/30/97, repurchase price $25,004
            (Colld. by U.S. Government Securities),
            5.90%, 10/1/97                                      25,000
    75,000  SBC Capital Markets, dated 9/30/97,
            repurchase price $75,012 (Colld. by U.S.
            Government Securities),
            5.92%, 10/1/97                                      75,000
                                                          ------------
            Total Repurchase Agreements
            (cost $171,643)                                    171,643
                                                          ------------
            Total Investments - 100.4%
            (cost $2,582,313)                                2,582,313
            Liabilities less Other Assets - (0.4)%            (10,009)
                                                          ------------
            NET ASSETS - 100.0%                             $2,572,304
                                                           ===========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 62.5%

            FEDERAL FARM CREDIT BANK - 3.2%
            FFCB MTN
    $3,000     5.75%, 7/1/98                                $    2,997
     7,000     5.70%, 9/2/98                                     6,992
                                                          ------------
                                                                 9,989
                                                          ------------
            FEDERAL HOME LOAN BANK - 42.6%
            FHLB MTN
     6,000     5.72%, 7/7/98                                     5,998
    12,000     5.72%, 7/21/98                                   11,998
            FHLB Discount Notes
   100,000     6.00%, 10/1/98                                  100,000
    15,000     5.68%, 10/23/98                                  14,948
                                                          ------------
                                                               132,944
                                                          ------------
            FANNIE MAE - 4.2%
     5,000  FNMA Discount Note,
            5.68%, 10/20/97                                      4,985
            FNMA MTN
     5,000     5.89%, 5/21/98                                    4,997
     3,000     5.63%, 8/14/98                                    2,994
                                                          ------------
                                                                12,976
                                                          ------------
            OVERSEAS PRIVATE INVESTMENT CO. - 5.8%
    18,000  FRN, 5.58%, 10/1/97                                 18,000
                                                          ------------
            SLM HOLDING CORP. - 6.7%
            SLMA MTN
     7,500     5.54%, 2/25/98                                    7,498
     6,000     5.86%, 6/10/98                                    5,996
     3,000     5.63%, 8/6/98                                     2,997
     1,600     5.60%, 8/11/98                                    1,597
     3,000     5.79%, 9/16/98                                    2,998
                                                          ------------
                                                                21,086
                                                          ------------
            Total U.S. Government Agencies
            (cost $194,995)                                    194,995
                                                          ------------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            OTHER - 0.0%
         1  Dreyfus Prime Money Market Fund
            (cost $1)                                     $          1
                                                          ------------
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 32.3%
   $26,007  Donaldson, Lufkin & Jenrette Securities,
            Inc., dated 9/30/97, repurchase price
            $26,012 (Colld. by U.S. Government
            Securities), 6.25%, 10/1/97                         26,007
    23,000  J.P. Morgan Securities, Inc.,
            dated 9/30/97, repurchase price $23,004
            (Colld. by U.S. Government Securities),
            5.90%, 10/1/97                                      23,000
    52,000  SBC Capital Markets, dated 9/30/97,
            repurchase price $52,008 (Colld. by U.S.
            Government Securities),
            5.92%, 10/1/97                                      52,000
                                                          ------------
            Total Repurchase Agreements
            (cost $101,007)                                    101,007
                                                          ------------
            Total Investments - 94.8%
            (cost $296,003)                                    296,003

            Other Assets less Liabilities - 5.2%                16,207
                                                          ------------

            NET ASSETS - 100.0%                           $    312,210
                                                          ============
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.8%

            ALABAMA - 2.4%
  $  1,800  City of Ashland Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                    $  1,800
     1,575  City of Columbia Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                       1,575
       700  City of Greenville IDR VRDN,
            Series 1992, Allied-Signal Project
            (FMC Corp. Gtd.), 4.20%, 10/7/97                       700
     2,700  City of Selma IDR VRDN,
            Series 1996 A, Meadowcraft, Inc. Project
            (NationsBank LOC), 4.30%, 10/7/97                    2,700
     4,300  City of Stevenson Environment
            Improvement IDR VRDN, Series 1996 (AMT),
            Mead Corp. Project (Soc Gen LOC),
            3.95%, 10/1/97                                       4,300
     2,575  County of Geneva Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                       2,575
    20,500  County of Phenix Environment
            Improvement IDR VRDN,
            Series 1990 A (AMT), Mead Corp. Project
            (Sumitomo Bank Ltd. LOC),
            4.00%, 10/1/97                                      20,500
                                                          ------------
                                                                34,150
                                                          ------------
            ALASKA - 1.0%
     8,200  Alaska Housing Finance Corp.,
            Series PT-37, Merrill P-Floats
            (Banque Nationale Paris LOC),
            4.10%, 10/7/97                                       8,200
     5,000  Alaska Industrial Development and
            Export Authority, Series 1996 B (AMT)
            (Seafirst Bank LOC), 4.10%, 10/7/97                  5,000
                                                          ------------
                                                                13,200
                                                          ------------
        ARIZONA - 0.5%
     3,000  City of Salt River Improvement and Power
            Agricultural Project, 3.80%, 10/3/97                 3,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ARIZONA - 0.5% (CONT'D.)
  $  1,400  County of Apache IDR VRDN
            (AMT), Imperial Components, Inc.
            Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                              $  1,400
     2,700  Special Fund of the Industrial
            Commission of Arizona CP,
            3.85%, 12/8/97                                       2,700
                                                          ------------
                                                                 7,100
                                                          ------------
            ARKANSAS - 0.4%
     3,250  City of Lowell IDR VRDN, Series 1996
            (AMT), Little Rock Newspapers, Inc.
            Project (Bank of New York LOC),
            4.20%, 10/7/97                                       3,250
     2,200  City of West Memphis IDR VRDN (AMT),
            Proform Co. LLC Project
            (First Bank LOC), 4.30%, 10/7/97                     2,200
                                                          ------------
                                                                 5,450
                                                          ------------
            CALIFORNIA - 2.4%
     2,746  City of Los Angeles IDR VRDN,
            Series BTP-129 (Colld. by U.S. Government
            Securities), 3.80%, 12/8/97                          2,746
    10,600  County of Irvine Ranch Consolidated
            Water District VRDN, Series 1993 B,
            Districts 2, 102, 103, 106, 3(203) & 206
            (Morgan Guaranty Trust Co. LOC),
            3.75%, 10/1/97                                      10,600
     5,000  County of Los Angeles TRAN,
            Series A, 4.50%, 6/30/98                             5,024
     9,420  County of Riverside TRAN, Series A,
            4.50%, 6/30/98                                       9,456
            State of California G.O. Bond
            (FGIC Insured)
       200     Series CR-152, 4.13%, 10/7/97                       200
       800     Series CR-153, 4.13%, 10/7/97                       800
     2,000  State of California G.O. Bond,
            Series A3 (First Chicago Bank LOC),
            4.30%, 10/7/97                                       2,000
     3,000  State of California G.O. Bond,
            Series SG-91, Merrill Floating Rate Receipts,
            4.10%, 10/7/97                                       3,000
                                                          ------------
                                                                33,826
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            COLORADO - 1.4%
  $  4,800  City and County of Denver
            Airport System, Series 1997 A (AMT),
            3.75%, 10/17/97                                   $  4,800
     9,900  Colorado HFA SFM VRDN,
            Series 1996 C-1 (AMT), 4.18%, 10/7/97                9,900
     5,000  Colorado HFA VRDN (AMT), Metal Sales
            Manufacturing Corp. Project,
            4.30%, 10/7/97                                       5,000
                                                          ------------
                                                                19,700
                                                          ------------
            DELAWARE - 0.1%
     1,325  State of Delaware Economic Development
            Authority PCR VRDN, Allied-Signal Corp.
            Project (FMC Corp. Gtd.), 4.20%, 10/7/97             1,325
                                                          ------------
            DISTRICT OF COLUMBIA - 1.7%
            District of Columbia Metro Airport
            Authority Passenger Facility CP (AMT)
    15,000     4.00%, 11/17/97                                  15,000
     5,000     3.78%, 11/18/97                                   5,000
     4,000     3.84%, 12/17/97                                   4,000
                                                          ------------
                                                                24,000
                                                          ------------
            FLORIDA - 6.4%
     7,600  City of Jacksonville Electric Authority CP,
            Series D-1, 3.60%, 11/7/97                           7,600
    10,300  City of Jacksonville PCR, Series 1994,
            Florida Power and Light Project,
            3.65%, 10/17/97                                     10,300
     2,550  County of Alachua Health Facilities
            Authority, Academic Research Building
            Project (Barnett Bank LOC),
            3.75%, 11/18/97                                      2,550
     2,350  County of Dade Resource Recovery Facility
            Refunding Revenue Bond, Series 1996
            (AMT) (AMBAC Insured), 4.00%, 10/1/97                2,350
     4,950  County of Duval HFA Mortgage Revenue
            VRDN, Series 1996-3A (AMT), Clipper
            Trust Certificate, 4.28%, 10/7/97                    4,950
     1,300  County of Highlands Health Facilities
            VRDN, Series 1996 A, Adventist Health
            System, 4.10%, 10/7/97                               1,300
     5,200  County of Orange HFA Series 1987 A
            (Colld. by GNMA Securities),
            4.18%, 10/7/97                                       5,200

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLORIDA - 6.4% (CONT'D.)
            Florida State Board of Education Capital
            Outlay VRDN
  $  8,860     Series BTP-52 ADP Class B,
               4.25%, 10/7/97                                 $  8,860
     6,595     Series BTP-233, 3.80%, 12/8/97                    6,595
    13,000  Florida State Board of Education
            G.O. Bond, Series 1989 A, Eagle Trust,
            3.70%, 12/1/97                                      13,000
     1,400  Florida State Board of Education VRDN,
            Series 1994 E, Eagle Trust, 4.23%, 10/7/97           1,400
     7,585  State of Florida Department of
            Environmental Protection VRDN,
            Series 1994 A BTP-64 (MBIA Insured),
            4.25%, 10/7/97                                       7,585
    18,600  Sunshine State Government Finance
            Commission, Series 1986 (Union Bank
            of Switzerland LOC), 3.60%, 11/19/97                18,600
                                                          ------------
                                                                90,290
                                                          ------------
            GEORGIA - 2.5%
     3,000  City of Savannah Economic Development
            Authority, Series 1997 (AMT), Kaolin
            Terminals Project (NationsBank LOC),
            4.25%, 10/7/97                                       3,000
     5,300  County of Clayton IDA IDR (AMT),
            Blue Circle Aggregates, Inc. Project
            (Denmark Danske Bank LOC),
            4.25%, 10/7/97                                       5,300
     3,000  County of Clayton Housing Authority
            Revenue (AMT), Williamsburg South
            Apartments Project (PNC Bank LOC),
            4.20%, 10/7/97                                       3,000
     5,200  County of DeKalb Housing Authority
            Revenue VRDN, Series 1995 (AMT), Cedar
            Creek Apartment Project (General Electric
            Capital Corp. LOC), 4.25%, 10/7/97<F1>               5,200
     1,400  County of Elbvert Development Authority
            IDR VRDN, Series 1992, Allied-Signal
            Project (FMC Corp. Gtd.), 4.20%, 10/7/97             1,400
     2,500  County of Floyd IDA (AMT), Marglens
            Industries, Inc. Project (SunTrust Banks,
            Inc. LOC), 4.25%, 10/7/97                            2,500
     2,000  County of Fulton Development Authority,
            General Motors Corp. Project,
            4.15%, 10/7/97                                       2,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            GEORGIA - 2.5% (CONT'D.)
    $4,150  County of Henry Development Authority,
            Series 1997 (AMT), Atlas Roofing Corp.
            Project (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                    $  4,150
            Georgia HFA Conventional Mortgage TOB
            (AMT), Various Programs
     3,900     Series C, 3.80%, 12/1/97                          3,900
     1,575     Series D, 3.80%, 12/1/97                          1,575
     3,000  Georgia Municipal Gas Authority,
            Series B, Gas Portfolio II Project (Morgan
            Guaranty Trust Co. LOC), 4.15%, 10/7/97              3,000
                                                          ------------
                                                                35,025
                                                          ------------
            ILLINOIS - 9.4%
     7,000  City of Bolingbrook Multifamily Housing,
            Series 1997 A (AMT), Amberton Apartments
            Project (LaSalle National Bank LOC),
            4.25%, 10/7/97                                       7,000
     3,000  City of Chicago Board of Education FRN,
            School Reform Equipment Acquisition,
            4.10%, 12/1/97                                       3,002
     2,700  City of Chicago IDR, Series B (AMT),
            Guernsey Bel, Inc. Project (Harris Trust
            & Savings Bank LOC), 4.20%, 10/7/97                  2,700
     4,500  City of Chicago Midway Airport
            Revenue VRDN, Series 1995 (AMT),
            American Trans Air, Inc. Project (National
            Bank of Detroit LOC), 4.25%, 10/7/97                 4,500
     2,500  City of Chicago O'Hare International
            Airport Revenue VRDN, Series 1988 A
            (AMT) (Bayerische Landesbank LOC),
            4.20%, 10/7/97                                       2,500
     1,855  City of Des Plaines IDR VRDN,
            Series 1996 (AMT), Finzer Roller, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       1,855
     3,950  City of Frankfort IDR, Series 1996 (AMT),
            Bimba Manufacturing Co. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       3,950
     1,195  City of Joliet G.O. Bond, 4.00%, 1/1/98              1,196
     2,500  City of Romeoville IDR VRDN,
            Series 1997 (AMT), Metropolitan Industries,
            Inc. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 2,500

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ILLINOIS - 9.4% (CONT'D.)
  $  6,000  City of Savanna IDR VRDN, Series 1994
            (AMT), Metform Corp. Project (First
            National Bank of Chicago LOC),
            4.15%, 10/7/97                                    $  6,000
     1,755  Illinois Development Finance Authority
            IDR VRDN (AMT), Bimba Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 1,755
     3,950  Illinois Development Finance Authority
            IDR VRDN, Enterprise Office Campus
            (FNMA LOC), 3.90%, 12/1/97                           3,950
     2,400  Illinois Development Finance Authority
            IDR VRDN, Series 1997 A (AMT), Randall
            Metals Corp. Project (LaSalle National
            Bank LOC), 4.35%, 10/7/97                            2,400
     1,400  Illinois Development Finance Authority
            VRDN, Series 1990 (AMT), Solar Press, Inc.
            Project (First National Bank of Chicago
            LOC), 4.15%, 10/7/97                                 1,400
     1,700  Illinois Development Finance Authority
            VRDN, WBEZ Alliance, Inc. Project
            (LaSalle National Bank LOC),
            4.05%, 10/7/97                                       1,700
     2,500  Illinois Educational Facilities Authority
            VRDN, Series 1996, The Art Institute of
            Chicago Project, 4.10%, 10/7/97                      2,500
     7,000  Illinois Health Facilities Authority VRDN,
            Series 1985 B, Evanston Hospital Corp.
            Project (First National Bank of Chicago
            LOC), 3.75%, 1/31/98                                 7,000
     5,285  Illinois Health Facilities Authority VRDN,
            Series 1997, Glenkirk Project (Harris Trust
            & Savings Bank LOC), 4.10%, 10/7/97                  5,285
            Illinois Housing Development Authority
            Homeowner Mortgage (AMT)
    10,300     Series 1996 F-2, 3.70%, 12/18/97                 10,300
    15,000     Series 1997 B-2, 4.15%, 7/7/98                   15,000
            Illinois Housing Development Authority
            Residential Mortgage Program (AMT)
     5,320     Series 1987-C, 3.75%, 2/1/98                      5,320
     2,100     Series 1987-D, 3.85%, 2/1/98                      2,100
     1,795     Series 1987-E, 3.75%, 2/1/98                      1,795
    15,806  Illinois Metropolitan Pier and Exposition
            Authority Dedicated Sales Tax Revenue,
            Series BTP-230-A, 3.82%, 1/28/98                    15,806

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ILLINOIS - 9.4% (CONT'D.)
   $10,000  Pooled Puttable Float Option (AMT),
            Series PT6, Various State and Housing
            Agencies, 4.075%, 11/1/97                        $  10,000
     7,500  Village of Ladd IDR VRDN, Series 1996
            (AMT), O'Neal Metals, Inc. Project
            (NationsBank LOC), 4.30%, 10/7/97                    7,500
     3,150  Village of Niles IDR VRDN, Series 1996
            (AMT), Lewis Spring and Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 3,150
                                                          ------------
                                                               132,164
                                                          ------------
            INDIANA - 2.9%
     2,790  City of Anderson Economic Development
            VRDN, Series 1996 (AMT), Gateway Village
            Project (FHLB LOC), 4.25%, 10/7/97                   2,790
     1,500  City of Greencastle IDR VRDN, Series 1996
            (AMT), Crown Equipment Corp. Project
            (Mellon Bank LOC), 4.25%, 10/7/97                    1,500
     2,640  City of Hammond Economic Development
            VRDN, Series 1996 A (AMT), Annex at
            Douglas Point Project (FHLB LOC),
            4.25%, 10/7/97                                       2,640
    60,000  City of Indianapolis Local Public
            Improvement Revenue Bond, Series D,
            Capital Appreciation, Prerefunded,
            0.00%, 2/1/98                                       11,325
     4,000  City of Rushville Economic Development
            VRDN (AMT), Fujitsu Ten Corp. of America
            Project, 4.20%, 10/7/97                              4,000
     3,100  City of Shelbyville Economic Development
            VRDN, Series DTC 2794 (AMT),
            Nippisun Indiana Corp. Project
            (Industrial Bank of Japan LOC),
            4.70%, 10/7/97                                       3,100
     2,000  County of Jasper PCR, Series 1988D,
            Northern Indiana Public Service Project,
            3.70%, 12/12/97                                      2,000
     5,655  County of Sullivan PCR,
            Series L5, National Rural Hoosier,
            3.65%, 11/20/97                                      5,655

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            INDIANA - 2.9% (CONT'D.)
            Indiana Development Finance Authority
            IDR VRDN (AMT), Red Gold, Inc. Project
            (Harris Trust & Savings Bank LOC)
    $3,900     Series 1994 A, 4.20%, 10/7/97                  $  3,900
     3,200     Series 1994 B, 4.20%, 10/7/97                     3,200
                                                          ------------
                                                                40,110
                                                          ------------
            IOWA - 0.1%
            Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper Co.
            Project (Swiss Bank Corp. LOC)
       700     Series 1995 A, 4.10%, 10/1/97                       700
     1,100     Series 1997 A, 4.10%, 10/1/97                     1,100
                                                          ------------
                                                                 1,800
                                                          ------------
            KANSAS - 0.6%
     7,000  City of Topeka Temporary Notes,
            Series A, 4.00%, 7/15/98                             7,005
     1,500  County of Johnson G.O. School District
            No. 512, Series B, Shawnee Mission
            Project, 6.75%, 10/1/97                              1,500
                                                          ------------
                                                                 8,505
                                                          ------------
            KENTUCKY - 5.0%
     1,000  City of Greenville IDR VRDN,
            Wetterau, Inc. Project, 4.10%, 10/7/97               1,000
     1,000  City of Hopkinsville Industrial Building
            VRDN, Series A (AMT), CoPar, Inc. Project
            (Dai-Ichi Kangyo Bank LOC),
            4.50%, 10/7/97                                       1,000
     2,000  City of Mayfield Lease Revenue VRDN,
            Series 1996, Kentucky League of Cities
            Pooled Project (PNC Bank LOC),
            4.20%, 10/7/97                                       2,000
            Counties of Louisville and Jefferson VRDN
            (AMT), Regional Airport Authority System
     7,000     Series 1997 A-1, 4.20%, 10/7/97                   7,000
     5,000     Series 1997 AA-1, 4.20%, 10/7/97                  5,000
     3,951  County of Carroll Solid Waste Disposal
            Revenue VRDN (AMT), North American
            Stainless Project (Banco Bilbao Vizcaya LOC),
            4.25%, 10/7/97                                       3,951
     3,265  County of Clark Industrial Building IDR
            VRDN, Series 1996 (AMT), Bluegrass Art
            Cast Project (Bank One LOC),
            4.25%, 10/7/97                                       3,265

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            KENTUCKY - 5.0% (CONT'D.)
  $  5,000  County of Clark PCR, Series J-2,
            East Kentucky Power Project,
            3.75%, 10/15/97                                   $  5,000
            County of Daviess Waste Disposal Facility
            IDR VRDN (AMT), Scott Paper Co. Project
            (Kimberly-Clark Corp. Gtd.)
     3,400     Series 1993 A, 3.95%, 10/1/97                     3,400
    10,800     Series 1993 B, 3.95%, 10/1/97                    10,800
     8,500     Series 1994 A, 3.95%, 10/1/97                     8,500
    10,000  Kentucky Interlocal School Transportation
            Association TRAN, 4.09%, 6/30/98                    10,002
     9,500  Kentucky Rural Water Finance Corp. Notes,
            Series 1996, Public Construction Project,
            4.375%, 4/1/98                                       9,524
                                                          ------------
                                                                70,442
                                                          ------------
            LOUISIANA - 1.8%
     2,200  Ascension Parish VRDN, Series 1995
            (AMT), BASF Corp. Project, 4.10%, 10/1/97            2,200
            Louisiana HFA Mortgage Revenue Bond (AMT)
            (Colld. by U.S. Government Securities)
     5,530     Series CR-85, 3.90%, 11/1/97                      5,530
     2,995     Series CR-86, 3.90%, 11/1/97                      2,995
     7,915  Louisiana Public Facilities Authority PCR
            VRDN, Series 1992, Allied-Signal Project
            (FMC Corp. Gtd.), 4.20%, 10/7/97                     7,915
     2,200  Parish of Caddo IDR VRDN, General Motors
            Corp. Project (General Motors Corp. Gtd.),
            4.15%, 10/7/97                                       2,200
     4,000  South Louisiana Port Commission, Series
            1997 (AMT), Holnam, Inc. Project,
            4.20%, 10/7/97                                       4,000
                                                          ------------
                                                                24,840
                                                          ------------
            MAINE - 0.4%
     5,000  Maine Public Utility Finance Bank
            Revenue VRDN, Series 1996 (AMT),
            Maine Public Service Co. Project (Bank of
            New York LOC), 4.20%, 10/7/97                        5,000
                                                          ------------
            MARYLAND - 1.1%
     3,300  City of Baltimore IDR VRDN, Series 1986,
            Capital Acquisition Program (Dai-Ichi
            Kangyo Bank LOC), 4.30%, 10/7/97                     3,300
     9,000  County of Montgomery CP BAN,
            Series 1995, 3.70%, 10/7/97                          9,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MARYLAND - 1.1% (CONT'D.)
  $     11  Maryland State Community
            Development Administration, Series
            PT-12, Merrill P-Floats (Commerzbank A.G.
            LOC), 4.10%, 10/1/97                             $      11
     1,200  Maryland State Health and Higher
            Educational Facilities Authority Revenue
            VRDN (NationsBank LOC),
            4.10%, 10/7/97                                       1,200
     1,500  Maryland State IDA, Townsend Culinary,
            Inc. Project (SunTrust Banks, Inc. LOC),
            4.20%, 10/7/97                                       1,500
                                                          ------------
                                                                15,011
                                                          ------------
            MASSACHUSETTS - 0.4%
     4,030  Massachusetts State HFA VRDN, Series
            1996-5A (AMT), Clipper Trust Certificate
            (AMBAC Insured), 4.28%, 10/7/97                      4,030
     2,200  Massachusetts State HFA VRDN, Series
            PA-132 (AMT), Harbor Point Project,
            4.25%, 10/7/97                                       2,200
                                                          ------------
                                                                 6,230
                                                          ------------

            MICHIGAN - 2.6%
     6,000  City of Detroit School District State School
            Aid Notes, Series 1997, 4.50%, 5/1/98                6,020
     3,000  County of Midland Economic Development
            Corp., Series 1993 A (AMT), Dow Chemical
            Corp. Project, 4.10%, 10/1/97                        3,000
     5,000  Michigan State Building Authority CP,
            Series 1, 3.70%, 10/9/97                             5,000
     7,000  Michigan Strategic Fund Ltd. PCR,
            ATS-Dow Chemical Co. Project,
            3.60%, 11/5/97                                       7,000
     6,900  Michigan Strategic Fund Ltd. VRDN, Series
            1992 (AMT), Dow Chemical Co. Project
            (Dow Chemical Gtd.), 4.00%, 10/1/97                  6,900
     2,330  Michigan Strategic Fund Ltd. VRDN (AMT),
            Kruger Commodities, Inc. Project (Harris
            Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       2,330
     2,890  Michigan Strategic Fund Ltd. VRDN, Four D
            Investment Co. Project (Comerica Bank
            LOC), 4.25%, 10/7/97                                 2,890
     4,000  State of Michigan TRAN, Series 1997 B,
            4.50%, 7/2/98                                        4,019
                                                          ------------
                                                                37,159
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MINNESOTA - 0.2%
  $  3,060  County of Stearns Housing &
            Redevelopment Authority VRDN
            (AMT), Cold Spring Granite Co. Project
            (First Bank LOC), 4.30%, 10/7/97                  $  3,060
                                                          ------------
            MISSISSIPPI - 0.7%
     9,325  State of Mississippi G.O. Refunding
            Bonds, Series BTP-207, 4.00%, 3/30/98                9,325
                                                          ------------
            MISSOURI - 3.3%
     8,000  City of St. Louis TRAN, Series 1997,
            4.50%, 6/30/98                                       8,037
     7,000  County of Perry IDR VRDN, Series 1996
            (AMT), T.G. (USA) Corp. Project
            (Bank of Tokyo-Mitsubishi LOC),
            4.20%, 10/7/97                                       7,000
     4,000  County of St. Louis IDR, Series PA-120,
            P-Floats, 4.25%, 10/7/97                             4,000
     1,500  Missouri Higher Education Loan Authority
            VRDN (National Westminster LOC),
            Series 1990 A, 4.10%, 10/7/97                        1,500
    10,800  Missouri Higher Education Loan Authority
            VRDN, Series 1991 B (AMT)
            (MBIA Insured), 4.00%, 10/7/97                      10,800
     6,410  Missouri Housing Development VRDN,
            Series 1994 A (AMT), Merrill P-Floats
            PA-116 (Colld. by U.S. Government
            Securities), 4.25%, 10/7/97                          6,410
     8,860  Missouri State TOCR G.O. VRDN,
            Series A, 4.35%, 10/7/97                             8,860
                                                          ------------
                                                                46,607
                                                          ------------
            MONTANA - 3.6%
            Montana Board of Housing SFM VRDN,
            Merrill P-Floats
     3,920     Series 1996-A-2, PT-87, 4.25%, 10/7/97            3,920
     4,000     Series 1997, PA-158, 4.25%, 10/7/97               4,000
    43,100  Montana Board of Investment Resources
            Recovery Revenue VRDN (AMT), Colstrip
            Energy L.P. Project (Credit Locale de
            France LOC), 4.10%, 10/7/97                         43,100
                                                          ------------
                                                                51,020
                                                          ------------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NEBRASKA - 0.5%
    $4,000  Nebraska Investment Finance Authority
            IDA IDR VRDN, Series 1989 (AMT),
            Fremont Beef Project (Sanwa Bank LOC),
            4.50%, 10/7/97                                    $  4,000
     2,835  Nebraska Investment Finance Authority
            GNMA Mortgage SFM Revenue TOB,
            Series B, 3.80%, 1/15/98                             2,835
                                                          ------------
                                                                 6,835
                                                          ------------
            NEW YORK - 2.2%
            City of New York Municipal Water
            Finance Authority VRDN
     6,300     Series A1, 4.13%, 10/7/97                         6,300
     9,345     Series A2, 4.13%, 10/7/97                         9,345
            Marine Midland Premium Loan Trust
            VRDN COP (Hong Kong and Shanghai
            Banking Corp. LOC)<F1>
     7,300     Series 1991 A, 4.10%, 10/7/97                     7,300
       271     Series 1991 B, 4.20%, 10/7/97                       271
     5,800  New York State Environmental Facilities
            Corp. PCR VRDN, Series No. 94302,
            Eagle Trust-Weekly (CGIC Insured),
            4.18%, 10/7/97                                       5,800
     2,565  Pooled VRDN, P-Floats, Series PPT2,
            3.75%, 10/7/97                                       2,565
                                                          ------------
                                                                31,581
                                                          ------------
            NORTH CAROLINA - 2.2%
     5,900  Capital Regional Airport Commission
            Passenger Facility Charge Revenue VRDN
            (AMT) (First Union National Bank of
            Charlotte LOC), 4.25%, 10/7/97                       5,900
     2,500  County of Brunswick PCR IDR VRDN,
            Series 1996 (AMT), Armada Project
            (NationsBank LOC), 4.25%, 10/7/97                    2,500
     8,900  County of Catawba PCR IDR, Series 1996
            (AMT), Hooker Furniture Corp. Project
            (NationsBank LOC), 4.25%, 10/7/97                    8,900
     2,500  County of Mecklenburg PCR IDR VRDN,
            Series 1996 (AMT), SteriGenics
            International Project (Comerica Bank
            LOC), 4.10%, 10/7/97                                 2,500
     6,300  North Carolina Medical Care Community
            Hospital Revenue, ACES-Pooled Equipment
            Financing Project (MBIA Insured),
            3.85%, 10/7/97                                       6,300
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NORTH CAROLINA - 2.2% (CONT'D.)
   $   800  North Carolina Medical Care Community
            VRDN, Series 1998, Park Ridge Hospital
            Project (NationsBank LOC),
            4.10%, 10/7/97                                   $     800
     3,900  North Carolina State Ports Authority
            VRDN, Series 1996 (AMT), Morehead
            City Terminals, Inc. (NationsBank LOC),
            4.25%, 10/7/97                                       3,900
                                                          ------------
                                                                30,800
                                                          ------------
            NORTH DAKOTA - 0.5%
     2,100  County of Mercer Solid Waste Disposal
            Revenue (AMT), National Rural Utilities-
            United Power Project, 3.80%, 12/1/97                 2,100
     5,000  North Dakota HFA Revenue, Series 1996 E
            (AMT), Home Mortgage Program
            (Bayerische Landesbank Gtd.),
            4.45%, 4/2/98                                        5,012
                                                          ------------
                                                                 7,112
                                                          ------------
            OHIO - 2.5%
     2,500  County of Union IDR VRDN (AMT),
            Union Aggregates Co. Project
            (PNC Bank LOC), 4.25%, 10/7/97                       2,500
     6,825  Dublin Inn Tax-Exempt Mortgage IDR
            Adjustable Rate Certificate, Series 1987
            (Huntington National Bank LOC),
            4.57%, 4/2/98                                        6,825
     4,000  State of Ohio Air Quality Development
            Authority, Series A, Pollution Control-
            Duquesne (Union Bank of Switzerland
            LOC), 3.95%, 7/10/98                                 4,000
     5,355  State of Ohio HFA VRDN, Series 1989 A
            (AMT), 4.35%, 10/7/97                                5,355
     1,940  State of Ohio Higher Education Facility
            Revenue TOB, Series BTP-29 ADP, Class B
            (MBIA Insured), 4.12%, 10/7/97<F2>                   1,940
     5,875  State of Ohio Infrastructure Improvement
            VRDN, Series 1994, BTP-170,
            3.80%, 1/15/98                                       5,875
     8,910  State of Ohio Public Facilities Commission
            Series 2A BTP-237, Higher Education
            Facilities Project, 4.15%, 11/1/97                   8,910
                                                          ------------
                                                                35,405
                                                          ------------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OKLAHOMA - 1.9%
  $  1,400  City of Muskogee Industrial PCR Trust,
            Series 1997 A, Oklahoma Gas & Electric
            Co. Project, 4.20%, 10/7/97                       $  1,400
     7,245  City of Tulsa Airport Improvement
            VRDN, Series B-1 (AMT), 4.23%, 10/7/97               7,245
     7,820  Oklahoma Housing Finance Agency SFM
            Revenue, Series PT-78 (AMT), P-Floats,
            3.90%, 10/7/97                                       7,820
    10,695  Oklahoma Water Resources Board,
            Series 1994 A, State Loan Program,
            (Swiss Bank Corp. Gtd.), 3.75%, 3/2/98              10,695
                                                          ------------
                                                                27,160
                                                          ------------

            OREGON - 1.2%
     5,000  City of Portland Multifamily Revenue
            VRDN, Series 1996 (AMT), Union Station
            Project - Phase B (US National Bank LOC),
            4.25%, 10/7/97                                       5,000
     1,600  City of Portland Sewer System Revenue,
            Series PA-169, P-Floats, 4.15%, 10/7/97              1,600
     4,820  County of Multnomah School District
            G.O. Bond, Series 1996 BTP-208,
            3.75%, 10/21/97                                      4,820
     1,100  Metropolitan Service District Riedel Oregon
            Compost Waste Disposal VRDN (AMT)
            (US National Bank LOC), 4.30%, 10/7/97               1,100
     3,900  Oregon State Economic Development
            Revenue, Series 176 (AMT), Cascade Steel
            Rolling Mills Project (Commerzbank A.G.
            LOC), 4.15%, 10/7/97                                 3,900
                                                          ------------
                                                                16,420
                                                          ------------
            PENNSYLVANIA - 8.5%
     2,800  City of Philadelphia IDR,
            Series 1988, Franklin Institute Project
            (PNC Bank LOC), 4.10%, 10/7/97                       2,800
            City of Philadelphia School District TRAN
    20,000     Series 1997, 4.50%, 6/30/98                      20,079
     5,000     Series 1997 A, 4.50%, 6/30/98                     5,018
     8,700  County of Allegheny IDR CP,
            Series 1985, US Steel Corp. Project
            (Commerzbank A.G. LOC),
            3.65%, 11/7/97                                       8,700
     3,200  County of Allegheny IDR CP,
            Series 1986, US Steel Corp. Project
            (Dresdner Bank A.G. LOC),
            3.60%, 11/6/97                                       3,200

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            PENNSYLVANIA - 8.5% (CONT'D.)
   $11,500  County of Montgomery IDR PCR
            (Deutsche Bank A.G. LOC),
            3.75%, 12/8/97                                    $ 11,500
    13,000  County of Montgomery IDR PCR CP,
            Series 1996 A, Peco Energy Co. Project
            (Canadian Imperial Bank LOC),
            3.80%, 10/9/97                                      13,000
     2,250  County of Washington IDR,
            Series 1996 (AMT), Accutrex Products,
            Inc. Project (Mellon Bank LOC),
            4.30%, 10/7/97                                       2,250
            Delaware Valley Regional Finance
            Authority Local Government Revenue
            VRDN (Midland Bank PLC LOC)
     2,000     Series 1985 A, 4.15%, 10/7/97                     2,000
     1,000     Series 1985 C, 4.15%, 10/7/97                     1,000
     4,000     Series 1997 A, 3.80%, 12/4/97                     4,000
     3,700  Pennsylvania Economic Development
            Finance Authority IDR VRDN, Series
            1996 A1-8 (AMT) (PNC Bank LOC),
            4.25%, 10/7/97                                       3,700
            Pennsylvania Higher Education
            Assistance Agency VRDN (AMT),
            Student Loan Program (SLMA LOC)
    14,500     Series 1994 A, 4.10%, 10/7/97                    14,500
    19,500     Series 1995 A, 4.10%, 10/7/97                    19,500
     8,500     Series 1997 A, 4.10%, 10/7/97                     8,500
                                                          ------------
                                                               119,747
                                                          ------------
            RHODE ISLAND - 0.2%
     3,000  Rhode Island Housing and Mortgage
            Finance Corp., Series 22-B (AMT),
            Homeownership Opportunity Project
            (FGIC Insured), 3.70%, 12/2/97                       3,000
                                                          ------------

            SOUTH CAROLINA - 0.7%
     4,700  County of Cherokee IDR VRDN,
            Series 1989 (AMT), Oshkosh Truck
            Corp. Project (NationsBank LOC),
            4.30%, 10/7/97                                       4,700
            County of Lexington IDR VRDN,
            Allied-Signal Project (FMC Corp. Gtd.)
       200     Series 1992, 4.20%, 10/7/97                         200
       900     Series 1992 A, 4.20%, 10/7/97                       900

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SOUTH CAROLINA - 0.7% (CONT'D.)
  $  4,500  University of South Carolina Athletic
            Facilities Revenue BAN, 4.00%, 2/26/98        $      4,506
                                                          ------------
                                                                10,306
                                                          ------------
            SOUTH DAKOTA - 1.8%
     8,410  South Dakota Economic Development
            Finance Authority VRDN, Series 1996
            (AMT), Hastings Filters, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       8,410
            South Dakota Housing Development
            Authority Homeowner Mortgage VRDN
            (AMT), Merrill P-Floats
     2,320     Series PA-119, 4.25%, 10/7/97                     2,320
    14,225     Series PT-73-A, 4.15%, 10/7/97                   14,225
                                                          ------------
                                                                24,955
                                                          ------------
            TENNESSEE - 4.5%
     1,200  City of Greeneville IDR VRDN, Series
            1993, Pet, Inc. Project (Credit Suisse LOC),
            4.10%, 10/7/97                                       1,200
     6,000  City of Jackson Waste Facility IDR VRDN,
            Series 1995 (AMT), Florida Steel Corp.
            Project (NationsBank LOC), 4.25%, 10/7/97            6,000
     1,000  City of Morristown IDR VRDN, Series 1997,
            BOS Automotive Products, Inc. (Bayerische
            Vereinsbank LOC), 4.25%, 10/7/97                     1,000
     5,000  Counties of Nashville and Davidson
            Housing VRDN (AMT), Old Hickory Towers
            Project (FHLB LOC), 4.30%, 10/7/97                   5,000
     1,500  County of Dickson IDR VRDN, Series
            1996 (AMT), Tennessee Bun Co. LLC
            Project (PNC Bank LOC), 4.25%, 10/7/97               1,500
     1,400  County of Hamilton IDR VRDN, Series
            1995, Tennessee Aquarium Project (Bank
            of New York LOC), 4.10%, 10/7/97                     1,400
     4,960  County of Montgomery Public Building
            Authority Adjustable Loan Pool, Series 1996
            (NationsBank LOC), 4.10%, 10/7/97                    4,960
     2,000  County of Shelby G.O. Bond, Series 1996 B,
            4.25%, 10/7/97                                       2,000
     4,890  County of Shelby G.O. FRN,  Series B BTP,
            3.70%, 11/6/97                                       4,890

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TENNESSEE - 4.5% (CONT'D.)
  $  1,000  County of Shelby Health and Education
            Authority (AMT), Arbor Lake Project
            (PNC Bank LOC), 4.25%, 10/7/97                    $  1,000
     8,550  State of Tennessee G.O. TOB,
            Series 1997 BTP-242, 4.20%, 10/7/97                  8,550
     7,500  State of Tennessee Housing Development
            Agency, Series 1997-2 (AMT), Homeowner
            Program, 4.00%, 6/4/98                               7,500
    18,200  Volunteer State Student Funding Corp.
            Student Loan Revenue, Series 1988 A-2
            (AMT) (Sumitomo Bank LOC),
            4.15%, 10/7/97                                      18,200
                                                          ------------
                                                                63,200
                                                          ------------

            TEXAS - 12.2%
     1,100  Brazos River Authority, Series 1997 (AMT),
            Houston Light and Power Co. Project
            (AMBAC Insured), 4.10%, 10/1/97                      1,100
            Brazos River Harbor Navigation District
            PCR VRDN, Dow Chemical Co. Project
     1,500     Series 1987, 3.75%, 11/12/97                      1,500
     2,000     Series 1988 (AMT), 3.85%, 12/16/97                2,000
            Brazos River Harbor Navigation District
            VRDN (AMT), BASF Corp. Project
            (BASF Corporation Gtd.)
     1,000     Series 1996, 4.10%, 10/1/97                       1,000
     1,100     Series 1997, 4.10%, 10/1/97                       1,100
     1,500  Capital Industrial Development Corp. IDR,
            Series 1985, W.L. Gore & Associates, Inc.
            Project (Morgan Guaranty Trust LOC),
            3.75%, 12/4/97                                       1,500
     3,300  Cities of Hurst, Euless and Bedford
            Independent School Districts Floating Rate
            Receipts, Series SG-98, 4.20%, 10/7/97               3,300
     5,000  City of Austin Combined Utility Systems
            CP, Series 1997, 3.70%, 11/19/97                     5,000
     2,525  City of Austin Independent School District
            Building VRDN, Series 1996 SG-68 (PSF of
            Texas Gtd.), 4.20%, 10/7/97                          2,525
     3,500  City of El Paso Housing Finance Corp.
            VRDN, Series 1993 (AMT), Viva Apartments
            Project (General Electric Corp. LOC),
            4.30%, 10/7/97                                       3,500
    11,000  City of Fort Worth Water and Sewer System
            Revenue, Series 1990 A, 3.85%, 11/13/97             11,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TEXAS - 12.2% (CONT'D.)
            City of Houston Water & Sewer System TOB
            (MBIA Insured)
   $10,000     Series A, 3.80%, 10/6/97                        $10,000
     3,455     Series 1992 C, BTP-54, 4.31%, 10/7/97<F2>         3,455
    11,245  City of Pearland Independent School
            District G.O., Series 1997 SG-106
            (Soc Gen LOC), 4.20%, 10/7/97                       11,245
     9,880  City of San Antonio Electric and Gas
            Revenue Merrill Lynch Trust Receipts,
            Series 1997 SG-107, 4.20%, 10/7/97                   9,880
     5,000  County of Calhoun Navigation IDR VRDN
            (AMT), Formosa Plastics Corp. U.S.A.
            (Bank of America LOC), 4.20%, 10/7/97                5,000
     6,500  County of Denton Independent School
            District G.O., Series B (PSF of Texas Gtd.),
            3.90%, 8/15/98                                       6,500
     3,800  County of Harris Toll Road Unlimited
            VRDN, Series 1994 A, Citicorp Eagle Trust
            No. 954302, 4.23%, 10/7/97<F2>                       3,800
            Gulf Coast Waste Disposal Authority
            VRDN (AMT), Amoco Oil Co. Project
            (Amoco Oil Company Gtd.)
     2,300     Series 1991, 3.80%, 4/1/98                        2,300
     1,800     Series 1994, 4.00%, 10/1/97                       1,800
     5,000  North Harris Montgomery Community
            College District G.O., Series 1997
            (FGIC Insured), 3.89%, 1/15/98                       5,001
            North Texas Higher Education Authority
            VRDN (AMT), Student Loan Program
            (SLMA LOC)
    10,000     Series 1993 A, 4.10%, 10/7/97                    10,000
     5,000     Series 1996 A, 4.10%, 10/7/97                     5,000
    25,000  Port Development of Corpus Christi
            Solid Waste Disposal, Series 1997 (AMT),
            Koch Refining Co. Project, 4.35%, 10/7/97           25,000
    14,450  Port Development of Corpus Christi
            Union Pacific Corp. Project,
            4.10%, 10/23/97                                     14,450
     4,700  Sabine River Authority PCR VRDN,
            Series 1995 C (AMT), Texas Utilities Electric
            Co. Project (Union Bank of Switzerland
            LOC), 4.20%, 10/1/97                                 4,700
     1,600  Sherman Independent School District
            G.O., Series 1985 A, 4.20%, 10/7/97                  1,600
     5,000  State of Texas TRAN, Series 1997 A,
            4.75%, 8/31/98                                       5,040

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TEXAS - 12.2% (CONT'D.)
  $  6,545  Texas Department of Housing and
            Community Affairs SFM, Series PA-128
            (AMT), Merrill P-Floats,
            4.25%, 10/7/97                                  $    6,545
     6,580  Texas Veterans Housing Program VRDN,
            Series 1994 D PT-83 (AMT), Merrill
            P-Floats, 3.85%, 10/7/97                             6,580
                                                          ------------
                                                               171,421
                                                          ------------

            UTAH - 2.2%
    31,200  Utah State Board of Regents VRDN, Series
            1996 Q (AMT), Student Loan Program
            (AMBAC Insured), 4.10%, 10/7/97                     31,200
                                                          ------------

            VIRGINIA - 1.6%
     3,200  City of Norfolk G.O. VRDN, Eagle Trust
            No. 944601, 4.23%, 10/7/97<F1>                       3,200
     1,500  County of Bedford IDR, Nekoosa Packaging
            Project (Canadian Imperial Bank LOC),
            4.20%, 10/7/97                                       1,500
     2,100  County of Botetourt IDR VRDN (AMT),
            Valley Forge Company Project (Harris
            Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       2,100
     2,000  County of Charles Solid Waste Disposal
            Facility IDR (AMT), Chambers Development,
            Inc. Project (Morgan Guaranty LOC),
            4.05%, 10/7/97                                       2,000
     9,500  County of Grant Waste Disposal, Series
            1996 (AMT), Virginia Electric Power Co.
            Project, 3.85%, 10/30/97                             9,500
     3,900  State of Virginia G.O. VRDN, Series 1994,
            Citicorp Eagle Trust No. 954601,
            4.23%, 10/7/97<F2>                                   3,900
                                                          ------------
                                                                22,200
                                                          ------------
            WASHINGTON - 1.2%
     3,000  City of Grandview Public Corp. IDR, Series
            1989 (AMT), Shonan USA Project (Bank
            of America LOC), 4.20%, 10/7/97                      3,000
     2,000  City of Kent Economic Development Corp.
            IDR VRDN, Associated Grocers Project
            (Seattle-First National Bank LOC),
            4.50%, 10/30/97                                      2,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            WASHINGTON - 1.2% (CONT'D.)
   $12,520  Washington Public Power Supply System
            Revenue, Series 1990 B, Nuclear Project
            No. 2, Prerefunded, 3.80%, 1/14/98                 $12,520
                                                          ------------
                                                                17,520
                                                          ------------
            WEST VIRGINIA - 0.4%
     3,000  County of Marion Waste Disposal IDR
            VRDN, Series 1990 B (AMT), Granttown
            Project (National Westminster Bank LOC),
            4.15%, 10/7/97                                       3,000
     2,000  County of Ritchie IDR VRDN (AMT),
            Simonton Building Products, Inc. Project
            (PNC Bank LOC), 4.25%, 10/7/97                       2,000
                                                          ------------
                                                                 5,000
                                                          ------------
            WISCONSIN - 4.6%
     3,165  City of Elkhorn Area School District
            BAN, 4.25%, 4/1/98                                   3,169
     1,100  City of Franklin Public School District
            BAN, 4.35%, 4/1/98                                   1,102
     4,435  City of Kaukauna Area School District
            BAN, 4.35%, 2/26/98                                  4,439
     3,905  City of Milwaukee G.O. Bond, Series B7,
            4.00%, 2/15/98                                       3,910
     9,000  City of Milwaukee RAN, Series A,
            4.25%, 2/19/98                                       9,021
     3,300  City of Milwaukee Redevelopment VRDN,
            Series 1996 (AMT), Starline Manufacturing,
            Inc. (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       3,300
     4,290  City of Pewaukee IDR VRDN, Series 1992
            (AMT), HUSCO International, Inc. Project
            (Bank One LOC), 4.15%, 10/7/97                       4,290
     8,210  State of Wisconsin G.O. Bond,
            Series 1996 A, 3.75%, 10/21/97                       8,210
     1,900  Wisconsin Health and Education Revenue
            Bond, Series 1994 A, Sinai Samaritan
            Medical Center Project (M&I Bank LOC),
            4.15%, 10/7/97                                       1,900
     3,645  Wisconsin Health and Education Revenue
            Bond, Series 1997, Froedtert Memorial
            Lutheran Hospital Trust, 4.15%, 10/7/97              3,645
     5,000  Wisconsin Housing and Economic
            Development Authority Revenue Floating
            Rate Trust Receipts, Series 1997-18 (AMT),
            4.40%, 10/7/97                                       5,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            WISCONSIN - 4.6% (CONT'D.)
            Wisconsin Housing and Economic
            Development Authority Revenue VRDN,
            Home Ownership Revenue Program
 $   3,875     Series 1991 A, 3.85%, 3/1/98               $      3,875
    13,305     Series 1991 B (AMT), 3.85%, 3/1/98               13,305
                                                          ------------
                                                                65,166
                                                          ------------
            Total Municipal Investments
            (cost $1,404,367)                                1,404,367
                                                          ------------
NUMBER
OF SHARES
(000S)
----------------------------------------------------------------------
            OTHER - 0.3%
       130  AIM Tax-Free Money Market Fund                         130
       800  Dreyfus Tax Exempt Cash Management
            Fund                                                   800
       647  Federated Tax Free Trust Money Market
            Fund No. 15                                            647
       500  Federated Tax Free Trust
            Money Market Fund No. 73                               500
     1,587  Provident Municipal Cash Fund (AMT)                  1,587
       339  Provident Municipal Fund                               339
                                                          ------------
            Total Other
            (cost $4,003)                                        4,003
                                                          ------------
            Total Investments - 100.1%
            (cost $1,408,370)                                1,408,370
            Liabilities less Other Assets - (0.1)%               (757)
                                                          ------------
            NET ASSETS - 100.0%                           $  1,407,613
                                                          ============

<F1>  These private placement securities may require registration under the
      Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1997, the value of these securities amounted to approximately $15,971,000 or 1.1% of net assets.

<F2>  Securities exempt from registration under Rule 144A of the Securities
      Exchange Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, the value of these securities amounted to approximately $13,095,000 or 0.9% of net assets.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 97.3%
            FEDERAL FARM CREDIT BANK - 5.3%
            FFCB Discount Notes
$    3,700     5.69%, 10/1/97                               $    3,700
     7,500     5.75%, 7/1/98                                     7,492
                                                          ------------
                                                                11,192
                                                          ------------
            FEDERAL HOME LOAN BANK - 83.7%
            FHLB Discount Notes
    21,600     5.42%, 10/1/97                                   21,600
    25,000     5.90%, 10/1/97                                   25,000
    83,585     6.00%, 10/1/97                                   83,585
    10,000     5.60%, 10/27/97                                   9,960
    16,000     5.39%, 11/7/97                                   15,911
     2,000     5.595%, 11/13/97                                  1,987
    10,000     5.395%, 11/19/97                                  9,927
            FHLB Bonds
     4,000     5.96%, 6/9/98                                     3,999
     5,000     5.715%, 7/21/98                                   4,999
                                                          ------------
                                                               176,968
                                                          ------------
            SLM HOLDING CORP. - 8.3%
            SLMA MTN
     1,500     5.535%, 2/25/98                                   1,500
     3,000     5.86%, 6/10/98                                    2,998
     3,000     5.60%, 8/11/98                                    2,993
     4,000     5.79%, 9/16/98                                    3,997
     6,000     5.82%, 9/16/98                                    6,003
                                                          ------------
                                                                17,491
                                                          ------------
            Total U.S. Government Agencies
            (cost $205,651)                                    205,651
                                                          ------------

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------
            OTHER - 0.1%
       274  Dreyfus Prime Money Market Fund
            (cost $274)                                       $    274
                                                          ------------
            Total Investments - 97.4%
            (cost $205,925)                                    205,925
            Other Assets less Liabilities - 2.6%                 5,602
                                                          ------------
            NET ASSETS - 100.0%                               $211,527
                                                          ============

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 101.0%
            CALIFORNIA - 96.9%
  $  2,975  City and County of San Francisco
            Variable Rate Certificates, Series C-6,
            4.13%, 10/7/97                                    $  2,975
            City of Chula Vista IDR, San Diego
            Gas & Electric Company
     1,050     Series 1996 A, 4.15%, 10/1/97                     1,050
    10,000     Series 1997 B, 3.90%, 10/1/97                    10,000
     1,300  City of Irvine Limited Obligation
            Improvement Assessment Bond
            District 94-15, 3.70%, 10/1/97                       1,300
     2,050  City of Irvine Special Assessment Bond,
            Series A (Kredietbank N.V. LOC),
            3.65%, 10/7/97                                       2,050
     2,500  City of Los Angeles Community
            Redevelopment Agency Tender Option
            Certificates, Series BTP-129,
            4.18%, 10/7/97                                       2,500
     1,025  City of Los Angeles Convention and
            Exhibition Center VRDN, Merrill P-Floats
            PA-88 (MBIA Insured), 3.95%, 10/7/97                 1,025
     1,700  City of Los Angeles Housing Refunding
            Bond, Series 1995 D (AMT), Coral Wood
            Court Project, 4.15%, 10/7/97                        1,700
     2,500  City of Los Angeles Housing Revenue
            Bond, Clipper Trust Certificates,
            Series 1996-6A, 3.80%, 12/8/97                       2,500
     3,955  City of San Diego Public Facility Water
            and Sewer VRDN, Merrill Soc Gen Muni
            Trust, Series SG-14 (AMBAC Insured),
            4.10%, 10/7/97                                       3,955
     4,830  City of San Marcos Public Facility Authority
            Revenue Bond, Series BTP-188, Civic
            Center Project, 3.90%, 3/30/98                       4,830
       300  City of Tustin District 95-2 Improvement
            VRDN, Series A (Kredietbank N.V. LOC),
               3.65%, 10/1/97                                      300
    13,685  County of Contra Costa Home Mortgage
            Revenue Variable Rate Certificate,
            Series 1997 C, 4.18%, 10/7/97                       13,685
     4,000  County of Irvine Ranch Consolidated
            Water District VRDN, Series 1993 B, Districts
            2, 102, 103, 106, 3(203) & 206 (Morgan
            Guaranty Trust Co. LOC), 3.75%, 10/1/97              4,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
    $1,500  County of Irvine Ranch Consolidated Water
            District Improvement G.O. Bond, Districts
            105, 140, 240 & 250, Series 95,
            3.65%, 10/1/97                                      $1,500
     1,400  County of Irvine Ranch Consolidated Water
            District VRDN, Districts 105, 140, 240 & 250
            (Commerzbank LOC), 3.65%, 10/1/97                    1,400
     2,500  County of Irvine Ranch Consolidated Water
            District VRDN, Series 1985, 3.65%, 10/1/97           2,500
     3,900  County of Los Angeles Municipal Trust
            Receipts, Soc Gen Trust SGB-2, Union
            Station Project, 4.15%, 10/7/97                      3,900
     5,000  County of Los Angeles TRAN,
            4.50%, 6/30/98                                       5,023
     9,000  County of Orange Apartment Development
            Authority VRDN, Series 1992 B, Aliso
            Creek Project, 4.20%, 10/7/97                        9,000
     1,900  County of Orange Apartment Development
            Authority VRDN, Series 1988 A, Vista Verde
            Apartments (Wells Fargo Bank LOC),
            4.10%, 10/7/97                                       1,900
     8,240  County of Orange Sanitation Districts COP,
            Districts 1-3, 5-7, 11, 13 & 14 (National
            Westminster LOC), 3.65%, 10/1/97                     8,240
       900  County of Riverside Ambergate Multifamily
            Housing Revenue, Series 1992 A,
            4.15%, 10/7/97                                         900
     2,000  County of Riverside TRAN, Series A,
            4.50%, 6/30/98                                       2,008
            County of Riverside Transportation Sales
            Commission Tax Revenue Bond
     4,100     3.65%, 10/6/97                                    4,100
     5,000     3.80%, 10/6/97                                    5,000
            County of Sacramento Multifamily Housing
            VRDN (Dai-Ichi Kangyo Bank LOC)
     1,400     Series 1985 A, 4.10%, 10/7/97                     1,400
       900     Series 1985 C, 4.10%, 10/7/97                       900
     2,575     Series 1985 E, 4.10%, 10/7/97                     2,575
     4,100  County of Sacramento Yolo Port District
            VRDN, Series 1997 A (AMT), Free Trade
            Zone Project, 4.00%, 10/7/97                         4,100
     3,000  County of San Luis Obispo TRAN,
            4.50%, 7/8/98                                        3,014
     1,400  County of Santa Ana Health Facility
            Revenue Bond, Town & County Manor
            Project, 3.80%, 10/1/97                              1,400

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
   $   845  County of Santa Clara Housing Authority
            Multifamily VRDN, Series A, Avenida
            Espana Gardens (Union Bank LOC),
            3.75%, 10/7/97                                     $   845
     2,900  Eagle Tax Exempt Trust Certificates,
            Series 1997A-C05Q2, Optional Put
            (MBIA Insured), 3.65%, 11/1/97                       2,900
     3,400  Foothill/Eastern Transportation Corridor
            Agency Toll Road Revenue Bonds,
            Series 1995-B, 3.85%, 10/7/97                        3,400
     5,200  Metro Water District of Southern California
            CP, Series B, 3.45%, 10/22/97                        5,200
     2,500  Moreno Valley Unified School District
            TRAN, 4.50%, 6/30/98                                 2,511
     1,650  Oxnard School District TRAN,
            4.50%, 8/13/98                                       1,658
     4,250  Paramount Housing Authority Multifamily
            VRDN, Series 1989 A, Century Place
            (Heller Financial, Inc. LOC),
            4.29%, 10/7/97                                       4,250
     2,260  Pleasant Hill Redevelopment Agency
            Housing Revenue VRDN, Series
            1996 A, Chateau III Project
            (Commerzbank A.G. LOC), 4.15%, 10/7/97               2,260
     5,000  State Community College Finance
            Authority, Series A, 4.50%, 6/30/98                  5,025
       600  State Community Development Authority
            Revenue Refunding Bond, Series 1995A-1,
            3.90%, 10/7/97                                         600
     7,455  State Department of Water Resources
            Water and Sewer VRDN, CVP Merrill Soc
            Gen Muni Trust, Series SG-5,
            4.10%, 10/7/97                                       7,455
     3,300  State Economic Development VRDN,
            Volk Enterprises Project (Harris Trust &
            Savings Bank LOC),  3.90%, 10/7/97                   3,300
     1,500  State G.O. TOB, Series 5027C, Citibank,
            4.13%, 10/7/97                                       1,500
     8,550  State G.O. VRDN, Series 1995, Bear
            Stearns/Soc Gen Trust (FSA Insured),
            4.30%, 10/7/97                                       8,550
     9,000  State G.O. VRDN, Series 1997H,
            Bank of America, 4.18%, 10/7/97                      9,000
     1,200  State G.O. VRDN, Series 5027C,
            4.13%, 10/7/97                                       1,200

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
-----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
            State G.O. VRDN, Series A
    $4,000     3.60%, 10/29/97                              $    4,000
     6,000     3.55%, 10/31/97                                   6,000
     6,200  State G.O. VRDN TOB, Series CR-52,
            Citibank (FGIC Insured), 4.13%, 10/7/97              6,200
     1,180  State HFA VRDN, Merrill P-Floats PT-14,
            3.95%, 10/7/97                                       1,180
     2,060  State HFA VRDN, Merrill P-Floats PT-40D,
            Series 1991 G, 4.05%, 10/7/97                        2,060
       760  State HFA VRDN, Merrill P-Floats PT-56,
            Series 1995 B, 4.05%, 10/7/97                          760
            State PCR, Southern California Edison
     2,300     Series B, 3.85%, 10/1/97                          2,300
     1,000     Series C, 3.85%, 10/1/97                          1,000
     1,000  Statewide Community Development
            Authority COP, Sutter Health Obligation
            Group (AMBAC Insured), 3.65%, 10/1/97                1,000
     5,800  State Pollution Finance Authority PCR,
            Series F, Pacific Gas & Electric Co.,
            3.80%, 10/1/97                                       5,800
     7,000  State RAN Lehman Brothers Trust Receipts,
            Series 1997 FR/RI-23, 4.00%, 10/1/97                 7,000
     6,400  State TRAN, Series 1997-8,
            4.50%, 6/30/98                                       6,430
     4,290  University of California Regents VRDN,
            Merrill Soc Gen Muni Trust, Series C-SG24
            (AMBAC Insured), 4.10%, 10/7/97                      4,290
     5,000  University of California Regents VRDN,
            Series D, Multiple Purpose Projects,
            4.15%, 10/7/97                                       5,000
                                                          ------------
                                                               223,404
                                                          ------------

            PUERTO RICO - 4.1%
     3,300  Puerto Rico Government Development
            Bank, 3.65%, 10/7/97                                 3,300
     6,240  Puerto Rico Industrial Medical and
            Environmental PCR, Merck & Co., Inc.,
            Series 1983 A, 4.00%, 12/1/97                        6,240
                                                          ------------
                                                                 9,540
                                                          ------------
            Total Municipal Investments
            (cost $232,944)                                    232,944
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OTHER - 0.8%

       268  Federated Tax Exempt Money Market
            Fund No. 80                                    $       268
     1,664  Provident Institutional California
            Money Fund                                           1,664
                                                          ------------
            Total Other
            (cost $1,932)                                        1,932
                                                          ------------
            Total Investments - 101.8%
            (cost $234,876)                                    234,876
            Liabilities less Other Assets - (1.8)%             (4,182)
                                                          ------------
            NET ASSETS - 100.0%                               $230,694
                                                          ============

See Notes to the Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)

FIXED INCOME FUNDS


                                                                                                                    FLORIDA
                                                          U.S.                FIXED           INTERMEDIATE        INTERMEDIATE
AMOUNTS IN THOUSANDS                                      GOV'T.              INCOME            TAX-EXEMPT          TAX-EXEMPT
EXCEPT PER SHARE DATA                                     FUND                FUND                FUND                FUND
---------------------                                     ----                ----                ----                ----
ASSETS:
  Investments, at value (cost $200,544,
    $140,921, $272,865, $18,955, $139,480,
    $14,453 and $15,142, respectively)                   $202,564            $144,840            $280,096             $19,464
  Cash and foreign currencies                                   8                   8                   2                   1
  Income receivable                                         1,936               1,699               3,969                 345
  Receivable for securities sold                                -                   -               6,152                   -
  Receivable for fund shares sold                             519                 722                 206                  27
  Receivable from Adviser                                       2                   2                   3                   1
  Deferred organization costs, net of
    accumulated amortization                                   21                  17                  34                   -
  Prepaid and other assets                                     10                  14                  30                   9
-------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                        205,060             147,302             290,492              19,847
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Due to custodian                                              -                   -                   -                   -
  Dividends payable                                            59                  47                  59                   -
  Payable for securities purchased                              -                   -               7,208                  40
  Payable for fund shares redeemed                             15                  13                 100                   5
  Accrued investment advisory fees                             21                  15                  27                   2
  Accrued administration fees                                   5                   3                   7                   -
  Accrued transfer agent fees                                   3                   2                   4                   -
  Accrued custody and accounting fees                           1                   1                   2                   3
  Accrued registration fees and other liabilities              14                  13                  17                   6
-------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                       118                  94               7,424                  56
-------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                             $204,942            $147,208            $283,068             $19,791
===============================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                                          $203,004            $144,248            $275,886             $19,292
  Accumulated undistributed (distributions in
    excess of) net investment income                         (94)               (100)                  40                   -
  Accumulated undistributed net realized gains
    (losses) on investments, forward foreign
    currency contracts and foreign currency
    transactions                                               12               (643)                   -                (10)
  Accumulated distributions in excess of net
    realized gains                                              -               (216)                (89)                   -
  Net unrealized appreciation (depreciation)
    on investments                                          2,020               3,919               7,231                 509
  Net unrealized losses on translation of assets and
    liabilities denominated in foreign currencies               -                   -                   -                   -
-------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                             $204,942            $147,208            $283,068             $19,791
===============================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                 20,280              14,320              27,465               1,907
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                                 $10.11              $10.28              $10.31              $10.38

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED) (CONTINUED)
FIXED INCOME FUNDS

                                                                                                 INT'L.
                                                                           CALIFORNIA            FIXED
AMOUNTS IN THOUSANDS,                                  TAX-EXEMPT          TAX-EXEMPT            INCOME
EXCEPT PER SHARE DATA                                     FUND                FUND                FUND
----------------------                                    ----                ----                ----
ASSETS:
  Investments, at value (cost $200,544,
    $140,921, $272,865, $18,955, $139,480,
    $14,453 and $15,142, respectively)                   $146,358             $14,849             $15,025
  Cash and foreign currencies                                   -                   3                  42
  Income receivable                                         2,071                 162                 490
  Receivable for securities sold                                -                   -                   -
  Receivable for fund shares sold                             448                  35                  14
  Receivable from Adviser                                       2                   1                   2
  Deferred organization costs, net of
    accumulated amortization                                   23                   -                  12
  Prepaid and other assets                                      9                  11                   6
----------------------------------------------------------------------------------------------------------
      Total Assets                                        148,911              15,061              15,591
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Due to custodian                                              4                   -                   -
  Dividends payable                                         2,881                   3                   -
  Payable for securities purchased                             84               1,298                   -
  Payable for fund shares redeemed                             35                   -                   -
  Accrued investment advisory fees                             14                   1                   2
  Accrued administration fees                                   4                   -                   1
  Accrued transfer agent fees                                   2                   -                   -
  Accrued custody and accounting fees                           2                   7                   2
  Accrued registration fees and other liabilities              14                  17                   7
----------------------------------------------------------------------------------------------------------
      Total Liabilities                                     3,040               1,326                  12
----------------------------------------------------------------------------------------------------------
  Net Assets                                             $145,871             $13,735             $15,579
==========================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                                          $138,119             $13,338             $15,405
  Accumulated undistributed (distributions in
    excess of) net investment income                         (88)                   -                 195
  Accumulated undistributed net realized gains
    (losses) on investments, forward foreign
    currency contracts and foreign currency
    transactions                                              962                   1                 102
  Accumulated distributions in excess of net
    realized gains                                              -                   -                   -
  Net unrealized appreciation (depreciation)
    on investments                                          6,878                 396               (117)
  Net unrealized losses on translation of assets and
    liabilities denominated in foreign currencies               -                   -                 (6)
----------------------------------------------------------------------------------------------------------
  Net Assets                                             $145,871             $13,735             $15,579
==========================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                 13,693               1,301               1,524
NET ASSET VALUE, REDEMPTION AND
  Offering Price Per Share                                 $10.65              $10.56              $10.22

See Notes to the Financial Statements.

STATEMENTS OF OPERATIONS PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

FIXED INCOME FUNDS

                                                                                 FLORIDA                                  INT'L.
                                          U.S.       FIXED    INTERMEDIATE     INTERMEDIATE                CALIFORNIA     FIXED
                                         GOV'T.      INCOME    TAX-EXEMPT       TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT     INCOME
AMOUNTS IN THOUSANDS                      FUND        FUND        FUND             FUND          FUND       FUND<F1>       FUND
INVESTMENT INCOME:
  Interest income                        $6,029       $4,450    $  6,548           $411         $3,838         $219        $509<F2>
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                  722          489       1,033             65            532           32           74
  Administration fees                       144           98         207             13            106            6           12
  Transfer agent fees                        96           65         138              9             71            4            8
  Custody and accounting fees                35           30          45             25             32           28           38
  Registration fees                          10           11          13              5             11            6            5
  Professional fees                           9            9          10              8              9           25            8
  Amortization of organization costs          7            6          11              -              8            -            3
  Trustees' fees and expenses                 2            2           3              1              2            1            1
  Other                                       9            6          11              1              6            2            3
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                          1,034          716       1,471            127            777          104          152
    Less voluntary waivers of:
      Investment advisory fees                -            -        (69)            (5)           (36)          (2)            -
      Administration fees                  (78)         (54)       (111)            (7)           (57)          (4)          (6)
    Less: Reimbursement of expenses
      by Adviser                           (90)         (75)       (120)           (42)           (81)         (62)         (52)
------------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                            866          587       1,171             73            603           36           94
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     5,163        3,863       5,377            338          3,235          183          415
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments                             306        (643)         351           (10)            962            1           94
    Forward foreign currency contracts        -            -           -              -              -            -           12
    Foreign currency transactions             -            -           -              -              -            -         (10)
  Net change in unrealized appreciation
    on investments                        4,041        5,932       5,993            593          4,595          396          130
  Net change in unrealized gains on
    translation of assets and liabilities
    denominated in foreign currencies         -            -           -              -              -            -            6
------------------------------------------------------------------------------------------------------------------------------------
    Net Gains on Investments              4,347        5,289       6,344            583          5,557          397          232
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS              $9,510       $9,152     $11,721           $921         $8,792         $580         $647
====================================================================================================================================

<F1>  Commenced investment operations on April 8, 1997.
<F2>  Net of $10 in non-reclaimable foreign withholding taxes.
See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

FIXED INCOME FUNDS
                                                                                     FIXED                     INTERMEDIATE
                                                  U.S. GOVERNMENT                    INCOME                     TAX-EXEMPT
                                                       FUND                           FUND                         FUND
                                               ---------------------         ----------------------       -----------------------
                                              SIX MONTHS       YEAR         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                 ENDED         ENDED           ENDED         ENDED          ENDED          ENDED
                                               SEPT. 30,     MAR. 31,        SEPT. 30,      MAR. 31,      SEPT. 30,       MAR. 31,
                                                 1997          1997            1997           1997           1997           1997
AMOUNTS IN THOUSANDS                          (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)
---------------------                          ---------------------         ----------------------       -----------------------
OPERATIONS:
  Net investment income                      $    5,163     $    8,540     $    3,863     $    6,209     $    5,377     $    9,847
  Net realized gains (losses) on
    investments, forward foreign
    currency contracts and
    foreign currency transactions                   306          (347)          (643)          (226)            351          (441)
  Net change in unrealized appreciation
    (depreciation) on investments                 4,041        (1,738)          5,932        (1,313)          5,993        (1,011)
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                 -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
      Resulting from Operations                   9,510          6,455          9,152          4,670         11,721          8,395
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    31,692         51,631         35,664         42,687         37,572         71,873
  Shares from reinvestment of dividends             272          1,442            512          2,244            339          2,492
  Shares redeemed                              (13,290)       (16,979)       (16,701)       (20,929)       (25,817)       (50,113)
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share
      Transactions                               18,674         36,094         19,475         24,002         12,094         24,252
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                    (5,163)        (8,500)        (3,863)        (6,154)        (5,377)        (9,864)
  From net realized gains                             -          (793)              -        (1,090)              -        (1,852)
  In excess of net investment income                  -           (50)              -           (96)              -              -
  In excess of net realized gains                     -          (347)              -          (227)              -          (440)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                    (5,163)        (9,690)        (3,863)        (7,567)        (5,377)       (12,156)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          23,021         32,859         24,764         21,105         18,438         20,491
NET ASSETS:
  Beginning of period                           181,921        149,062        122,444        101,339        264,630        244,139
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $204,942       $181,921       $147,208       $122,444       $283,068       $264,630
===================================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME             $(94)          $(94)         $(100)         $(100)            $40            $40
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FIXED INCOME FUNDS (CONTINUED)

                                                      FLORIDA
                                                   INTERMEDIATE
                                                    TAX-EXEMPT                     TAX-EXEMPT
                                                       FUND                           FUND
                                               ---------------------         ----------------------
                                              SIX MONTHS      PERIOD        SIX MONTHS        YEAR
                                                 ENDED         ENDED           ENDED         ENDED
                                               SEPT. 30,     MAR. 31,        SEPT. 30,      MAR. 31,
                                                 1997        1997<F1>          1997           1997
AMOUNTS IN THOUSANDS                          (UNAUDITED)                   (UNAUDITED)
---------------------                          ---------------------         ----------------------
OPERATIONS:
  Net investment income                        $    338      $     245     $    3,235     $    5,981
  Net realized gains (losses) on
    investments, forward foreign
    currency contracts and
    foreign currency transactions                  (10)              -            962            248
  Net change in unrealized appreciation
    (depreciation) on investments                   593           (84)          4,595          (786)
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                 -              -              -              -
-----------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
      Resulting from Operations                     921            161          8,792          5,443
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                     6,398         18,631         13,435         26,848
  Shares from reinvestment of dividends              57             36            107            829
  Shares redeemed                               (2,054)        (3,776)        (9,600)       (14,872)
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share
      Transactions                                4,401         14,891          3,942         12,805
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                      (338)          (245)        (3,235)        (6,007)
  From net realized gains                             -              -              -          (665)
  In excess of net investment income                  -              -              -          (317)
  In excess of net realized gains                     -              -              -              -
-----------------------------------------------------------------------------------------------------
    Total Distributions Paid                      (338)          (245)        (3,235)        (6,989)
-----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           4,984         14,807          9,499         11,259
NET ASSETS:
  Beginning of period                            14,807              -        136,372        125,113
-----------------------------------------------------------------------------------------------------
  End of period                                 $19,791        $14,807       $145,871       $136,372
=====================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME               $ -            $ -          $(88)          $(88)
=====================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FIXED INCOME FUNDS (CONTINUED)

                                                                         INTERNATIONAL
                                              CALIFORNIA                     FIXED
                                              TAX-EXEMPT                     INCOME
                                                 FUND                         FUND
                                               ---------            ------------------------
                                                PERIOD             SIX MONTHS           YEAR
                                                 ENDED                ENDED            ENDED
                                               SEPT. 30,            SEPT. 30,         MAR. 31,
                                               1997<F2>               1997              1997
AMOUNTS IN THOUSANDS                          (UNAUDITED)          (UNAUDITED)
---------------------                         ----------           -------------------------
OPERATIONS:
  Net investment income                       $     183             $     415       $     894
  Net realized gains (losses) on
    investments, forward foreign
    currency contracts and
    foreign currency transactions                     1                    96              97
  Net change in unrealized appreciation
    (depreciation) on investments                   396                   130           (785)
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                 -                     6             (9)
-----------------------------------------------------------------------------------------------
    Net Increase in Net Assets
      Resulting from Operations                     580                   647             197
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    14,350                 1,049           4,412
  Shares from reinvestment of dividends              39                    70             302
  Shares redeemed                               (1,051)               (2,197)         (3,077)
-----------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share
      Transactions                               13,338               (1,078)           1,637
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                      (183)                 (416)           (892)
  From net realized gains                             -                     -           (159)
  In excess of net investment income                  -                     -               -
  In excess of net realized gains                     -                     -            (22)
-----------------------------------------------------------------------------------------------
    Total Distributions Paid                      (183)                 (416)         (1,073)
-----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          13,735                 (847)             761
NET ASSETS:
  Beginning of period                                 -                16,426          15,665
-----------------------------------------------------------------------------------------------
  End of period                                 $13,735               $15,579         $16,426
===============================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME               $ -                  $195            $196
===============================================================================================

<F1>  Commenced investment operations on August 15, 1996.
<F2>  Commenced investment operations on April 8, 1997.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

FIXED INCOME FUNDS

                                                                 U.S. GOVERNMENT
                                                                      FUND
                                              ----------------------------------------------------
                                              SIX MONTHS       YEAR            YEAR           YEAR
                                                 ENDED         ENDED           ENDED         ENDED
                                               SEPT. 30,     MAR. 31,        MAR. 31,       MAR. 31,
                                                 1997          1997            1996           1995
                                              (UNAUDITED)
-----------------------                       ----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.88         $10.06        $  9.84         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.27           0.51           0.51           0.50
  Net realized and unrealized gains (losses)
    on investments                                 0.23         (0.11)           0.29         (0.16)
-----------------------------------------------------------------------------------------------------
    Total Income from Investment Operations        0.50           0.40           0.80           0.34
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     (0.27)         (0.51)         (0.51)         (0.50)
  From net realized gains                             -         (0.05)         (0.07)              -
  In excess of net investment income                  -              -              -              -
  In excess of net realized gains                     -         (0.02)              -              -
-----------------------------------------------------------------------------------------------------
    Total Distributions Paid                     (0.27)         (0.58)         (0.58)         (0.50)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.11          $9.88         $10.06          $9.84
-----------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                  5.15%          3.98%          7.65%          3.49%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $204,942       $181,921       $149,062       $116,443
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                              0.90%          0.90%          0.90%          0.90%
    Expenses, before waivers and
      reimbursements                              1.08%          1.09%          1.10%          1.12%
    Net investment income, net of waivers
      and reimbursements                          5.37%          5.19%          5.07%          5.20%
    Net investment income, before waivers
      and reimbursements                          5.19%          5.00%          4.87%          4.98%
  Portfolio Turnover Rate                        13.03%         83.41%        112.00%         42.29%
-----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUNDS (CONTINUED)
                                                                      FIXED
                                                                     INCOME
                                                                      FUND
                                              -----------------------------------------------------
                                              SIX MONTHS       YEAR            YEAR           YEAR
                                                 ENDED         ENDED           ENDED         ENDED
                                               SEPT. 30,     MAR. 31,        MAR. 31,       MAR. 31,
                                                 1997          1997            1996           1995
                                              (UNAUDITED)
-----------------------                       -----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.86         $10.10        $  9.78         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.30           0.57           0.58           0.62
  Net realized and unrealized gains (losses)
    on investments                                 0.42         (0.12)           0.50         (0.22)
-----------------------------------------------------------------------------------------------------
    Total Income from Investment Operations        0.72           0.45           1.08           0.40
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     (0.30)         (0.56)         (0.59)         (0.62)
  From net realized gains                             -         (0.10)         (0.17)              -
  In excess of net investment income                  -         (0.01)              -              -
  In excess of net realized gains                     -         (0.02)              -              -
-----------------------------------------------------------------------------------------------------
    Total Distributions Paid                     (0.30)         (0.69)         (0.76)         (0.62)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.28          $9.86         $10.10          $9.78
-----------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                  7.42%          4.59%         11.18%          4.16%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $147,208       $122,444       $101,339        $65,929
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                              0.90%          0.90%          0.90%          0.90%
    Expenses, before waivers and
      reimbursements                              1.10%          1.12%          1.14%          1.18%
    Net investment income, net of waivers
      and reimbursements                          5.92%          5.69%          5.79%          6.48%
    Net investment income, before waivers
      and reimbursements                          5.72%          5.47%          5.55%          6.20%
  Portfolio Turnover Rate                        22.25%         87.64%        116.22%         55.27%
-----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS  (CONTINUED)

FIXED INCOME FUNDS (CONTINUED)



                                                                                                                  FLORIDA
                                                                  INTERMEDIATE                                 INTERMEDIATE
                                                                   TAX-EXEMPT                                   TAX-EXEMPT
                                                                      FUND                                         FUND
                                               ---------------------------------------------------        -----------------------
                                              SIX MONTHS       YEAR            YEAR           YEAR        SIX MONTHS       PERIOD
                                                 ENDED         ENDED           ENDED         ENDED          ENDED          ENDED
                                               SEPT. 30,     MAR. 31,        MAR. 31,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                 1997          1997            1996           1995           1997         1997<F1>
                                              (UNAUDITED)                                                (UNAUDITED)
-----------------------                        ---------------------------------------------------        -----------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $10.07         $10.22         $10.03         $10.00         $10.03         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.20           0.40           0.41           0.40           0.20           0.24
  Net realized and unrealized gains (losses)
    on investments                                 0.24         (0.06)           0.26           0.03           0.35           0.03
----------------------------------------------------------------------------------------------------------------------------------
    Total Income from Investment Operations        0.44           0.34           0.67           0.43           0.55           0.27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     (0.20)         (0.40)         (0.41)         (0.40)         (0.20)         (0.24)
  From net realized gains                             -         (0.07)         (0.07)              -              -              -
  In excess of net investment income                  -              -              -              -              -              -
  In excess of net realized gains                     -         (0.02)              -              -              -              -
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                     (0.20)         (0.49)         (0.48)         (0.40)         (0.20)         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.31         $10.07         $10.22         $10.03         $10.38         $10.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                  4.40%          3.39%          6.81%          4.38%          5.58%          2.63%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $283,068       $264,630       $244,139       $221,251        $19,791        $14,807
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                              0.85%          0.85%          0.85%          0.85%          0.85%          0.85%
    Expenses, before waivers and
      reimbursements                              1.07%          1.07%          1.08%          1.09%          1.47%          2.31%
    Net investment income, net of waivers
      and reimbursements                          3.90%          3.90%          4.01%          4.09%          3.92%          3.84%
    Net investment income, before waivers
      and reimbursements                          3.68%          3.68%          3.78%          3.85%          3.30%          2.38%
  Portfolio Turnover Rate                        21.14%         61.39%        137.85%         78.87%         11.28%         50.77%
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS  (CONTINUED)

FIXED INCOME FUNDS (CONTINUED)

                                                                    TAX-EXEMPT
                                                                       FUND
                                               -----------------------------------------------------
                                              SIX MONTHS       YEAR            YEAR           YEAR
                                                 ENDED         ENDED           ENDED         ENDED
                                               SEPT. 30,     MAR. 31,        MAR. 31,       MAR. 31,
                                                 1997          1997            1996           1995
                                              (UNAUDITED)
------------------------                       -----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $10.24         $10.35         $10.08         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.24           0.50           0.48           0.48
  Net realized and unrealized gains (losses)
    on investments                                 0.41         (0.06)           0.29           0.08
-----------------------------------------------------------------------------------------------------
    Total Income from Investment Operations        0.65           0.44           0.77           0.56
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     (0.24)         (0.47)         (0.48)         (0.48)
  From net realized gains                             -         (0.05)         (0.02)              -
  In excess of net investment income                  -         (0.03)              -              -
  In excess of net realized gains                     -              -              -              -
-----------------------------------------------------------------------------------------------------
    Total Distributions Paid                     (0.24)         (0.55)         (0.50)         (0.48)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.65         $10.24         $10.35         $10.08
-----------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                  6.49%          4.32%          7.80%          5.78%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $145,871       $136,372       $125,113       $118,690
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                              0.85%          0.85%          0.85%          0.85%
    Expenses, before waivers and
      reimbursements                              1.10%          1.10%          1.10%          1.11%
    Net investment income, net of waivers
      and reimbursements                          4.56%          4.61%          4.62%          4.95%
    Net investment income, before waivers
      and reimbursements                          4.31%          4.36%          4.37%          4.69%
  Portfolio Turnover Rate                        23.91%          8.10%         60.50%         54.94%
-----------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on August 15, 1996.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUNDS (CONTINUED)
                                                                                  INTERNATIONAL
                                              CALIFORNIA                              FIXED
                                              TAX-EXEMPT                             INCOME
                                                 FUND                                 FUND
                                               ---------      ----------------------------------------------------
                                                PERIOD         SIX MONTHS       YEAR           YEAR          YEAR
                                                 ENDED           ENDED          ENDED          ENDED         ENDED
                                               SEPT. 30,       SEPT. 30,      MAR. 31,       MAR. 31,      MAR. 31,
                                               1997<F1>           1997          1997           1996          1995
                                              (UNAUDITED)     (UNAUDITED)
------------------------                       ---------      ----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $10.00         $10.08         $10.62         $10.64         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.20           0.27           0.56           0.78           0.58
  Net realized and unrealized gains (losses)
    on investments, forward foreign currency
    contracts and foreign currency transactions    0.56           0.13         (0.40)         (0.16)           0.64
--------------------------------------------------------------------------------------------------------------------
    Total Income from Investment Operations        0.76           0.40           0.16           0.62           1.22
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     (0.20)         (0.26)         (0.58)         (0.62)         (0.56)
  From net realized gains                             -              -         (0.11)         (0.02)              -
  In excess of net investment income                  -              -              -              -         (0.02)
  In excess of net realized gains                     -              -         (0.01)              -              -
--------------------------------------------------------------------------------------------------------------------
  Total Distributions Paid                       (0.20)         (0.26)         (0.70)         (0.64)         (0.58)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.56         $10.22         $10.08         $10.62         $10.64
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                  7.66%          4.06%          1.39%          5.84%         12.77%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $13,735        $15,579        $16,426        $15,665        $13,028
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                              0.85%          1.15%          1.15%          1.15%          1.15%
    Expenses, before waivers and
      reimbursements                              2.45%          1.86%          1.96%          2.00%          2.42%
    Net investment income, net of waivers
      and reimbursements                          4.29%          5.08%          5.49%          5.75%          5.96%
    Net investment income, before waivers
      and reimbursements                          2.69%          4.37%          4.68%          4.90%          4.69%
  Portfolio Turnover Rate                        16.50%         17.16%         37.76%         52.05%         43.24%
--------------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on April 8, 1997.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

U.S. GOVERNMENT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 27.9%

            FREDDIE MAC - 9.2%
  $  8,226  Series 1033, Class F,
            8.00%, 5/15/05                                    $  8,311
     4,000  Series 1614, Class E,
            5.20%, 4/15/15                                       3,979
     4,623  Series 1379, Class EA,
            6.00%, 5/15/16                                       4,614
     1,798  Pool #410092, 7.89%, 11/1/24                         1,855
                                                            ----------
                                                                18,759
                                                            ----------
            FANNIE MAE REMIC TRUST - 16.6%
     7,530  Series 1996-M7, Class A,
            6.52%, 9/17/04                                       7,556
     1,530  Series 1991-37, Class G,
            8.15%, 8/25/05                                       1,555
    10,000  Series 1997-M5, Class C,
            6.74%, 8/25/07                                      10,160
     3,311  Series 1994-40, Class C,
            5.00%, 9/25/13                                       3,291
       139  Series 1993-203, Class PC,
            4.75%, 11/25/13                                        139
     6,551  Series 1996-M4, Class A,
            7.75%, 3/17/17                                       6,721
     4,500  Series 1992-200, Class E,
            6.25%, 6/25/17                                       4,492
       147  Series 1989-15, Class D,
            10.00%, 9/25/18                                        150
                                                            ----------
                                                                34,064
                                                            ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION - 0.3%
        37  Pool #69178, 7.25%, 6/15/98                             38
       574  10.00%, 4/15/19-2/15/21                                640
                                                            ----------
                                                                   678
                                                            ----------
            TENNESSEE VALLEY AUTHORITY - 1.8%
     3,700  Series B, 6.24%, 7/15/45                             3,727
                                                            ----------
            Total U.S. Government Agencies
            (cost $56,250)                                      57,228
                                                            ----------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT
            OBLIGATIONS - 60.5%

            U.S. TREASURY NOTES - 56.8%
   $23,000  7.75%, 1/31/00                                   $  23,931
    11,000  5.75%, 10/31/00                                     10,947
    27,175  6.625%, 6/30/01                                     27,752
    11,940  6.625%, 7/31/01                                     12,201
     2,000  6.25%, 2/15/03                                       2,019
     7,500  5.75%, 8/15/03                                       7,384
    29,900  7.50%, 2/15/05                                      32,283
                                                            ----------
                                                               116,517
                                                            ----------
            U.S. TREASURY BOND - 3.7%
     7,000  7.125%, 2/15/23                                      7,547
                                                            ----------

            Total U.S. Government Obligations
            (cost $123,022)                                    124,064
                                                            ----------
            SHORT-TERM INVESTMENT - 10.4%

    21,275  FHLB Discount Note,
            6.00%, 10/1/97
            (cost $21,272)                                      21,272
                                                            ----------
            Total Investments - 98.8%
            (cost $200,544)                                    202,564
            Other Assets less Liabilities - 1.2%                 2,378
                                                            ----------
            NET ASSETS - 100.0%                               $204,942
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 13.1%

   $   931  ALPS Ltd., Series 1994-1 A-2,
            7.15%, 9/15/04                                  $      935
     5,000  Banc One Credit Card Master Trust,
            7.80%, 12/15/00                                      5,083
       182  DLJ Mortgage Acceptance Corp.,
            7.25%, 5/25/24                                         183
     1,298  Delta Funding Mortgage Corp., I.O.,
            Series 1991-1, Class A-4,
            3.24%, 3/15/06(1)(2)                                    21
     1,377  Olympic Automobile Receivables,
            7.875%, 7/15/01                                      1,402
     2,460  PaineWebber Mortgage Acceptance Corp.,
            Series 1993-9, Class A-15,
            7.00%, 10/25/23                                      2,433
     2,148  PNC Mortgage Securities Corp.,
            8.25%, 4/28/27(1)                                    2,211
     3,500  Residential Asset Securitization Trust,
            Series 1997-A8 C, Class A3,
            7.00%, 10/25/27                                      3,511
            Western Financial Grantor Trust
       647     Series 1994-4, Class A-1, 7.10%, 1/1/00             650
     2,786     Series 1995-4, Class A-1, 6.20%, 2/1/02           2,801
                                                            ----------
            Total Asset Backed Securities
            (cost $19,175)                                      19,230
                                                            ----------
            CORPORATE/GOVERNMENT BONDS
            AND NOTES - 31.2%

            BROKERAGE SERVICES - 4.2%
            Lehman Brothers Holdings, MTN
     2,650     7.375%, 5/15/00                                   2,754
     1,350     6.90%, 1/29/01                                    1,371
     2,000  Salomon, Inc., MTN,
            5.50%, 1/31/98                                       1,996
                                                            ----------
                                                                 6,121
                                                            ----------
            COMMUNICATIONS - 0.7%
       880  New Jersey Bell Telephone Co.,
            7.85%, 11/15/29                                      1,002
                                                            ----------
            FINANCIAL SERVICES - 2.9%
            General Motors Acceptance Corp.
         9     4.00%, 9/15/98                                        9
     2,085     8.875%, 6/1/10                                    2,449

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FINANCIAL SERVICES - 2.9% (CONT'D.)
    $1,800  Greyhound Financial Corp.,
            8.50%, 5/1/98                                     $  1,826
                                                            ----------
                                                                 4,284
                                                            ----------
            FOREIGN GOVERNMENT BONDS - 4.9%
     2,905  Nova Scotia, Province of Canada,
            8.25%, 11/15/19                                      3,349
     3,675  Quebec, Province of Canada,
            7.22%, 7/22/36                                       3,926
                                                            ----------
                                                                 7,275
                                                            ----------
            INDUSTRIAL INSTRUMENTS - 9.6%
     3,900  Grand Metropolitan Investment Corp.,
            7.45%, 4/15/35                                       4,210
     4,540  Penney (J.C.) & Co., Inc.,
            6.90%, 8/15/26                                       4,679
     5,000  WMX Technologies, Inc.,
            7.10%, 8/1/26                                        5,210
                                                            ----------
                                                                14,099
                                                            ----------
            INSURANCE SERVICES - 6.4%
     2,900  Anthem Insurance, Inc.,
            9.00%, 4/1/27(1)                                     3,103
     2,100  Lumberman's Mutual Casualty Co.,
            9.15%, 7/1/26(1)                                     2,384
     3,750  Prudential Insurance,
            8.30%, 7/1/25(1)                                     3,992
                                                            ----------
                                                                 9,479
                                                            ----------
            PETROLEUM PRODUCTS - 2.5%
        37  Chevron Capital U.S.A.,
            9.75%, 7/15/17                                          39
     3,450  Petrozuata Finance, Inc.,
            8.22%, 4/1/17(1)                                     3,627
                                                            ----------
                                                                 3,666
                                                            ----------
            PRINTING AND PUBLISHING - 0.0%
        19  Berkshire Hathaway, Inc.,
            9.75%, 1/15/18                                          20
                                                            ----------
            Total Corporate/Government Bonds
            and Notes
            (cost $43,960)                                      45,946
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

FIXED INCOME FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 2.4%

            COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
            FHLMC - 1.0%
 $      61     Series 1152, Class J,
               8.00%, 12/15/19                               $      61
       299     Series 1248, Class B,
               7.00%, 3/15/22                                      299
       810     Series 1591, Class SH,
               5.45%, 9/15/22                                      623
       440     Series 1591, Class FH,
               6.75%, 9/15/22                                      443
                                                            ----------
                                                                 1,426
                                                            ----------
            FNMA REMIC Trusts - 1.4%
        36     Series 1991-127, Class SA,
               12.30%, 9/25/98                                      37
       138     Series 1989-15, Class D,
               10.00%, 9/25/18                                     140
     1,005     Series 1993-205, Class E, P.O.,
               0.00%, 9/25/23(2)                                   749
    20,387     Series 1997-20, I.O.,
               1.84%, 3/25/27(2)                                 1,200
                                                            ----------
                                                                 2,126
                                                            ----------
            MORTGAGE BACKED SECURITIES - 0.0%
         1  FHLMC, 6.50%, 6/1/04                                     1
         2  GNMA, 11.50%, 3/15/99                                    2
                                                            ----------
                                                                     3
                                                            ----------
            Total U.S. Government Agencies
            (cost $3,558)                                        3,555
                                                            ----------
            U.S. GOVERNMENT OBLIGATIONS - 36.5%

            U.S. TREASURY BONDS
     8,675     6.625%, 7/31/01                                   8,865
    29,610     7.50%, 2/15/05                                   31,970
    11,895     7.125%, 2/15/23                                  12,824
                                                            ----------
            Total U.S. Government Obligations
            (cost $52,389)                                      53,659
                                                            ----------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLOATING RATE BANK NOTES - 6.1%

            Hong Kong and Shanghai Bank
    $1,600     6.84%, 2/26/98                                $   1,445
     1,450     Series 2, 5.875%, 12/17/97                        1,297
     2,800  Lloyds Bank PLC, 6.19%, 12/15/97                     2,566
     4,150  National Westminster Bank,
            5.875%, 11/28/97                                     3,722
                                                            ----------
            Total Floating Rate Bank Notes
            (cost $8,419)                                        9,030
                                                            ----------
            SHORT-TERM INVESTMENTS - 9.1%

     5,861  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97                                       5,861
     7,560  FHLB Discount Note,
            6.25%, 10/1/97                                       7,559
                                                            ----------
            Total Short-Term Investments
            (cost $13,420)                                      13,420
                                                            ----------
            Total Investments - 98.4%
            (cost $140,921)                                    144,840
            Other Assets less Liabilities - 1.6%                 2,368
                                                            ----------
            NET ASSETS - 100.0%                               $147,208
                                                            ==========

<F1> These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1997, the value of these securities amounted to approximately $15,338,000 or 10.4% of net assets.

<F2> Stripped securities represent the right to receive either future interest payments (Interest Only Stripped Securities) or principal payments (Principal Only Stripped Securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and principal only stripped securities varies inversely with changes in interest rates. At September 30, 1997, yields on these securities ranged from approximately 5.00% to 15.00%.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 98.0%

            ALABAMA - 0.2%
            City of Birmingham Public Building
            Authority Revenue Refunding Bond
    $  280     6.80%, 7/15/98                                $     286
       310     7.00%, 1/15/00                                      329
                                                            ----------
                                                                   615
                                                            ----------
            ALASKA - 4.6%
            Borough of North Slope G.O.
            Refunding Bond, Series A (MBIA Insured)
     6,250     0.00%, 6/30/99                                    5,809
     2,000     0.00%, 6/30/00                                    1,775
     6,400     0.00%, 6/30/01                                    5,423
                                                            ----------
                                                                13,007
                                                            ----------
            ARIZONA - 4.3%
       500  Arizona State University Revenue Bond,
            Prerefunded, 7.10%, 7/1/01                             559
     5,000  City of Mesa Project of 1987
            G.O. Bond (MBIA Insured),
            5.70%, 7/1/08                                        5,306
     1,500  City of Tucson IDR Bond,
            Prerefunded, 6.25%, 11/15/03                         1,655
     2,000  County of Maricopa School District
            No. 11 Peoria G.O. Bond,
            5.60%, 7/1/07                                        2,135
     2,000  State of Arizona Transportation Board
            Highway Revenue Bond, Sub-Series B,
            Prerefunded, 6.50%, 7/1/02                           2,217
       360  University of Arizona Revenue Bond,
            Series A, 9.00%, 6/1/98                                372
                                                            ----------
                                                                12,244
                                                            ----------
            CALIFORNIA - 4.5%
     3,100  City of Los Angeles TRAN,
            4.50%, 6/30/98                                       3,116
     2,860  County of Los Angeles COP, Correctional
            Facilities Project (MBIA Insured),
            Prerefunded, 6.50%, 9/1/00                           3,110
       530  County of Los Angeles COP, Radio
            Communication Systems Project,
            8.00%, 12/1/97                                         533

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 4.5% (CONT'D.)
    $1,000  Foothill/Eastern Transportation
            Corridor Agency Toll Road Senior
            Lien Revenue, Series A,
            0.00%, 1/1/05                                     $    697
       610  State of California Department of Water
            Resources Revenue Bond, Series F,
            7.10%, 12/1/99                                         632
            State of California Public Works Board
            Lease Revenue Bond, Series A,
            Various University of California Projects
     2,700     5.60%, 10/1/01                                    2,837
     1,200     5.90%, 10/1/04                                    1,304
       490  State of California Public Works Board
            Lease Revenue Bond, Department of
            Corrections State Prisons, Series A,
            7.20%, 11/1/98                                         501
                                                            ----------
                                                                12,730
                                                            ----------
            COLORADO - 4.7%
     2,500  Arapahoe County School District
            No. 5 Cherry Creek G.O. Refunding Bond,
            Series A, 5.25%, 12/15/04                            2,617
            City of Denver Metropolitan Major League
            Baseball Stadium District Sales
            Tax Revenue Bond (FGIC Insured)
       380     4.00%, 10/1/99                                      380
       310     4.15%, 10/1/00                                      311
     2,025     6.00%, 10/1/00                                    2,133
     1,070     4.30%, 10/1/01                                    1,075
     5,470  County of Jefferson School District
            No. R-001 G.O. Refunding Bond
            (MBIA Insured), 6.25%, 12/15/08                      6,197
       610  Metropolitan Wastewater Reclamation
            District Gross Revenue Refunding Bond,
            Series B (MBIA Insured), 6.75%, 4/1/03                 682
                                                            ----------
                                                                13,395
                                                            ----------
            DISTRICT OF COLUMBIA - 0.8%
     2,000  District of Columbia G.O. Bond,
            Prerefunded, 7.40%, 6/1/00                           2,197
                                                            ----------
            FLORIDA - 11.9%
     3,610  City of Orlando Utilities Commission
            Water and Electric Revenue Bond,
            Series A, Multi Modal, 4.25%, 10/1/01                3,635

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLORIDA - 11.9% (CONT'D.)
    $5,000  City of Venice Health Facilities Revenue
            Bonds, Venice Hospital, Inc. Project,
            Prerefunded, 6.00%, 12/1/04                       $  5,558
            County of Broward School District
            G.O. Bond
       380     6.75%, 2/15/00                                      400
     1,000     6.00%, 2/15/06                                    1,074
     3,375  County of Dade Water and Sewer System
            Revenue Bond (FGIC Insured),
            6.25%, 10/1/06                                       3,806
            Jacksonville Electric Authority Revenue
            Refunding Bond, Series 6-C, St. John's
            River Power System
     1,530     6.40%, 10/1/00                                    1,629
     1,500     6.50%, 10/1/01                                    1,620
     3,000     6.00%, 10/1/04                                    3,279
            State of Florida Board of Education
            Capital Outlay Public Education G.O. Bond
     1,750     5.50%, 1/1/03                                     1,848
     2,000     4.70%, 1/1/09                                     1,981
     3,195  State of Florida Dade County Road G.O.
            Refunding Bond, 5.00%, 7/1/10                        3,258
            State of Florida Department of
            Environmental Protection Revenue Bond,
            PRSV 2000-A (AMBAC Insured)
     2,270     5.50%, 7/1/06                                     2,428
     3,000     5.50%, 7/1/07                                     3,193
                                                            ----------
                                                                33,709
                                                            ----------
            GEORGIA - 7.3%
            City of Atlanta Airport Facilities Revenue
            Refunding Bond (AMBAC Insured)
     1,200     5.50%, 1/1/01                                     1,249
     3,500     6.00%, 1/1/02                                     3,736
     2,000  Cobb-Marietta Coliseum and Exhibition
            Hall Authority Revenue Bond (MBIA
            Insured), Prerefunded, 6.75%, 10/1/01                2,220
            County of Clarke School District
            G.O. Bond (FSA Insured)
     2,150     4.55%, 3/1/00                                     2,173
     2,000     4.75%, 3/1/02                                     2,038
       870  County of Gwinnett Water and Sewer
            Authority Revenue Refunding and
            Improvement Bond, Escrowed to Maturity,
            8.20%, 8/1/99                                          934

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            GEORGIA - 7.3% (CONT'D.)
            Municipal Electric Authority of Georgia
            General Resolution Project Revenue
            Bond (MBIA Insured)
    $7,075     5.00%, 1/1/00                                  $  7,212
     1,000     4.50%, 1/1/02                                     1,025
                                                            ----------
                                                                20,587
                                                            ----------
            ILLINOIS - 0.6%
     1,000  City of Chicago Wastewater
            Transmission Revenue Bond (FGIC
            Insured), Prerefunded, 6.30%, 1/1/03                 1,108
       310  County of McLean Public Building
            Commission Revenue Bond, Law and
            Justice Center Project, 7.10%, 11/1/00                 336
       310  State of Illinois Sales Tax Revenue Bond,
            Series J, 6.90%, 6/15/01                               330
                                                            ----------
                                                                 1,774
                                                            ----------
            KANSAS - 0.6%
     1,700  City of Kansas City G.O. Refunding
            Bond, Series A (MBIA Insured),
            5.20%, 9/1/06                                        1,775
                                                            ----------
            KENTUCKY - 1.5%
     2,000  State of Kentucky Property and Buildings
            Commission Revenue Refunding Bond,
            Project No. 59, 5.00%, 11/1/01                       2,054
     2,000  State of Kentucky Turnpike
            Authority Economic Development Road
            Revenue Refunding Bond,
            Revitalization Project, 5.50%, 1/1/01                2,074
                                                            ----------
                                                                 4,128
                                                            ----------
            MAINE - 0.1%
       310  State of Maine G.O. Bond,
            8.50%, 3/1/99                                          329
                                                            ----------
            MARYLAND - 3.5%
            State of Maryland State and Local Facilities
            G.O. Bond
     1,500     5.00%, 10/15/00                                   1,541
     1,650     4.30%, 7/15/03                                    1,653
     6,840     4.125%, 2/15/04                                   6,738
                                                            ----------
                                                                 9,932
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MASSACHUSETTS - 10.5%
    $3,000  State of Massachusetts G.O. Bond,
            Series A (MBIA Insured),
            4.80%, 1/1/08                                     $  3,008
     1,500  State of Massachusetts G.O. Bond,
            Series C, 4.70%, 8/1/02                              1,523
     8,500  State of Massachusetts G.O.
            Refunding Bond, Series A, 5.00%, 8/1/00              8,691
     6,000  State of Massachusetts G.O.
            Refunding Bond (FSA Insured),
            5.00%, 8/1/00                                        6,143
     3,500  State of Massachusetts Health and
            Educational Facility Authority Revenue
            Bond, Series D, Newton Wellesley
            Hospital (MBIA Insured), Prerefunded,
            6.90%, 7/1/01                                        3,882
     1,430  State of Massachusetts Municipal
            Wholesale Electric Power System Revenue,
            Series B, Prerefunded, 6.75%, 7/1/02                 1,604
     2,500  State of Massachusetts Water Reserve
            Authority General Revenue Bond,
            Series A, 7.25%, 4/1/01                              2,701
     2,000  State of Massachusetts Water Reserve
            Authority General Revenue Bond,
            Series A, Prerefunded, 6.50%, 7/15/02                2,223
                                                            ----------
                                                                29,775
                                                            ----------
            MICHIGAN - 1.3%
       870  City of Lansing Limited Tax Incremental
            Finance Authority G.O. Bond,
            Escrowed to Maturity, 4.75%, 10/1/00                   886
     2,500  State of Michigan Building Authority
            Revenue Refunding Bonds, Series I
            (AMBAC Insured), 6.25%, 10/1/03                      2,743
                                                            ----------
                                                                 3,629
                                                            ----------
            MISSISSIPPI - 1.5%
            State of Mississippi G.O. Refunding Bond
     2,000     Series E, 5.00%, 9/1/02                           2,066
     2,000     6.05%, 8/15/03                                    2,181
                                                            ----------
                                                                 4,247
                                                            ----------
            MISSOURI - 0.3%
       650  State of Missouri Health and Education
            Facilities Improvement Revenue Bond
            (FGIC Insured), Prerefunded,
            6.875%, 2/15/01                                        715
                                                            ----------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NEBRASKA - 0.4%
    $1,000  State of Nebraska Public Power District
            Supply System Revenue Bond, Series B,
            4.80%, 1/1/03                                       $1,017
                                                            ----------
            NEVADA - 0.6%
       310  City of Las Vegas G.O. Bond
            (MBIA Insured), 7.10%, 11/1/97                         311
       620  County of Clark Library District
            G.O. Bond (FGIC Insured),
            4.00%, 2/1/01                                          616
       310  County of Clark School District
            Group No. 1 G.O. Bond (FGIC Insured),
            7.00%, 5/1/98                                          316
       310  State of Nevada Bank Municipal G.O. Bond,
            Project No. 3-C, Escrowed to Maturity,
            7.625%, 5/1/01                                         337
       150  State of Nevada Lake Tahoe PRSV
            Bond, Prerefunded, 7.20%, 8/1/98                       157
                                                            ----------
                                                                 1,737
                                                            ----------
            NEW HAMPSHIRE - 0.7%
       620  City of Manchester G.O. Refunding Bond,
            Series B, 4.70%, 7/1/01                                631
     1,200  State of New Hampshire Municipal
            Bond Bank Revenue Refunding Bond,
            Series A (MBIA Insured),
            4.875%, 1/15/08                                      1,215
                                                            ----------
                                                                 1,846
                                                            ----------
            NEW JERSEY - 1.3%
     3,500  State of New Jersey G.O. Bond,
            Series E, 5.00%, 7/15/04                             3,626
                                                            ----------
            NEW MEXICO - 0.6%
     1,000  City of Santa Fe Revenue Bond,
            Series A (AMBAC Insured), Prerefunded,
            6.30%, 6/1/04                                        1,108
       610  County of Bernalillo G.O. Bond,
            3.875%, 8/1/03                                         590
                                                            ----------
                                                                 1,698
                                                            ----------
            NEW YORK - 19.8%
     3,735  City of Middletown New York School
            District G.O. Bond (FGIC Insured),
            4.75%, 11/1/00                                       3,808

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NEW YORK - 19.8% (CONT'D.)
    $2,730  City of New York G.O. Bond,
            Series C-1 (AMBAC Insured),
            Prerefunded, 6.40%, 8/1/02                        $  3,020
     2,000  City of New York G.O. Bond,
            Series C-1 (MBIA Insured),
            Prerefunded, 6.375%, 8/1/02                          2,210
            New York City Municipal Assistance
            Corp. Revenue Bonds
     2,000     Series E, 5.50%, 7/1/00                           2,072
     2,500     Series G, 5.50%, 7/1/00                           2,590
     7,115     Series E, 4.70%, 7/1/02                           7,233
     2,000     Series G, 6.00%, 7/1/05                           2,190
     3,500  State of New York Dormitory Authority
            City University Revenue Refunding Bond,
            Series 2 (MBIA Insured), Prerefunded,
            6.75%, 7/1/04                                        4,035
            State of New York Dormitory Authority
            State University Revenue Refunding Bond,
            Series A
     2,500     5.40%, 5/15/02                                    2,585
     2,500     5.50%, 5/15/03                                    2,601
     1,000  State of New York Dormitory Authority
            State University Revenue Refunding Bond,
            Series B, Prerefunded, 7.25%, 5/15/00                1,097
            State of New York G.O. Refunding Bond
     2,500     Series B, 6.375%, 8/15/00                         2,651
     2,500     6.625%, 8/1/01                                    2,710
     1,000     Series C, 6.00%, 10/1/06                          1,099
     8,000  State of New York Housing Corp.
            Revenue Bond, Series A,
            Prerefunded, 0.00%, 11/1/00                          7,158
     1,690  State of New York Power Authority
            and General Purpose Revenue Bond,
            Series W, 6.40%, 1/1/00                              1,773
     4,250  State of New York Urban Development
            Corp. State Facilities Revenue Bond,
            Prerefunded, 7.50%, 4/1/01                           4,784
     2,500  State of New York Urban Development
            Corp. Sub Lien Revenue Bond,
            5.50%, 7/1/16                                        2,502
                                                            ----------
                                                                56,118
                                                            ----------
            NORTH CAROLINA - 0.5%
     1,460  State of North Carolina G.O. Bond,
            5.00%, 6/1/02                                        1,511
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OHIO - 0.4%
    $1,000  State of Ohio Highway G.O. Bond,
            Series S, 4.50%, 5/15/03                            $1,011
                                                            ----------
            OKLAHOMA - 1.1%
     2,850  Grand River Dam Authority Revenue
            Refunding Bond (MBIA Insured),
            5.70%, 6/1/05                                        3,058
                                                            ----------
            OREGON - 1.1%
       540  Counties of Clackamas and Washington
            School District No. 003 G.O. Bond,
            7.00%, 8/1/02                                          604
            County of Washington School District
            No. 48J G.O. Refunding Bond, Series B
       850     4.10%, 9/1/02                                       845
       910     4.20%, 9/1/03                                       906
       770  State of Oregon G.O. Bond,
            7.30%, 3/1/98                                          781
                                                            ----------
                                                                 3,136
                                                            ----------
            PENNSYLVANIA - 3.1%
     3,000  City of Philadelphia Hospitals and Higher
            Educational Facilities Revenue Bond,
            Series A (FGIC Insured), Prerefunded,
            6.50%, 2/15/02                                       3,310
     3,300  City of Philadelphia Intergovernmental
             Funding Special Tax Revenue Bond
            (FGIC Insured), Prerefunded,
            6.75%, 6/15/05                                       3,779
     1,610  County of Montgomery Higher Education
            and Health Authority Hospital Revenue
            Bond, Bryn Mawr Hospital Project,
            Prerefunded, 7.375%, 12/1/99                         1,751
                                                            ----------
                                                                 8,840
                                                            ----------
            SOUTH CAROLINA - 1.8%
       310  State of South Carolina G.O. Bond,
            Series W, 7.25%, 5/1/98                                316
            State of South Carolina Public Service
            Authority Revenue Refunding Bond,
            Series B (FGIC Insured)
     2,650     6.50%, 1/1/04                                     2,936
     1,700     6.50%, 1/1/05                                     1,900
                                                            ----------
                                                                 5,152
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TENNESSEE - 2.2%
    $2,000  City of Memphis Electric Revenue
            Refunding Bond, 5.80%, 1/1/03                     $  2,135
     1,870  Counties of Nashville and Davidson
            Metropolitan Government G.O.
            Bond, 4.50%, 5/15/02                                 1,891
     2,370  State of Tennessee G.O. Bond,
            Series A, 4.60%, 5/1/08                              2,367
                                                            ----------
                                                                 6,393
                                                            ----------
            TEXAS - 3.7%
       165  City of San Antonio Electric and Gas
            Revenue Refunding Bond, Series A,
            7.00%, 2/1/01                                          173
       145  City of San Antonio Electric and Gas
            Revenue Refunding Bond, Series A,
            Prerefunded, 7.00%, 2/1/99                             153
            County of Harris Revenue Refunding
            Sub Lien Toll Road Bond (MBIA Insured)
     1,340     0.00%, 8/15/99                                    1,240
     1,340     0.00%, 8/15/01                                    1,131
     7,450  County of Harris Revenue Refunding
            Senior Sub Lien Toll Road Bond
            (AMBAC Insured), 4.95%, 8/15/06                      7,676
                                                            ----------
                                                                10,373
                                                            ----------
            VIRGINIA - 1.5%
     3,230  State of Virginia G.O. Bond,
            5.375%, 6/1/05                                       3,433
       710  State of Virginia Housing Development
            Authority Multifamily Housing
            Revenue Bond (HUD Insured),
            4.50%, 11/1/98                                         713
                                                            ----------
                                                                 4,146
                                                            ----------
            WASHINGTON - 1.0%
       450  City of Seattle Limited Tax G.O. Bond,
            7.00%, 3/1/01                                          490
       560  County of King G.O. Bond, Series A,
            Prerefunded, 6.90%, 12/1/00                            604
       550  County of Kitsap School District
            No. 401 G.O. Bond, Series A,
            6.05%, 12/1/00                                         580
       310  County of Pierce Fife School District
            No. 417 G.O. Bond, Series A,
            7.85%, 12/1/01                                         350

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            WASHINGTON - 1.0% (CONT'D.)
   $   310  County of Pierce Puyallup School District
            No. 003 G.O. Bond, Series A,
            7.75%, 12/1/01                                  $      350
       500  County of Snohomish Edmonds School
            District No. 015 G.O. Bond,
            7.00%, 12/1/01                                         551
                                                            ----------
                                                                 2,925
                                                            ----------
            Total Municipal Investments
            (cost $270,144)                                    277,375
                                                            ----------
NUMBER
OF SHARES
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 1.0%

     2,721  Provident Municipal Fund
            (cost $2,721)                                        2,721
                                                            ----------
            Total Investments - 99.0%
            (cost $272,865)                                    280,096
            Other Assets less Liabilities - 1.0%                 2,972
                                                            ----------
            NET ASSETS - 100.0%                               $283,068
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 96.2%

            ARIZONA - 4.0%
      $750  County of Maricopa High School District
            #210, Phoenix Project of 1995,
            Series B, 5.50%, 7/1/03                               $793
                                                            ----------
            FLORIDA - 92.2%
       300  City of Gainesville Utility Systems
            Revenue Refunding Bond, Series
            1996 A, 5.75%, 10/1/05                                 326
       500  City of Jacksonville Electric Authority
            Revenue Refunding Bond, St. John's
            River Issue, 5.50%, 10/1/06                            534
       500  City of Jacksonville Health Facilities
            Authority Revenue Bond, Series A,
            Charity Obligation Group,
            5.00%, 8/15/11                                         497
       450  City of Kissimmee Suburban Water
            and Sewer System Revenue Refunding
            Bond (AMBAC Insured), 5.75%, 10/1/01                   476
       100  City of Kissimmee Utility Authority
            Electric System Revenue Refunding
            Bond, Series 1991 (FGIC Insured),
            Prerefunded, 6.50%, 10/1/01                            110
       100  City of Miami G.O. Bond, Series 1992
            (FGIC Insured), 5.90%, 12/1/07                         110
       100  City of Orlando Utility Commission
            Water and Electric Revenue Refunding
            Bond, Series 1992, 5.75%, 10/1/05                      108
       600  City of Orlando Utility Commission
            Water and Electric Revenue Bond,
            Series A, Multi Modal,
            4.25%, 10/1/01                                         604
       400  City of Santa Rosa Bay Bridge Authority
            Capital Appreciation Bond, Series
            1996 A, 0.00%, 7/1/06                                  249
       200  City of Sunrise Utility Systems Revenue
            Bond, Series 1996 A (AMBAC Insured),
            0.00%, 10/1/01                                         168
       750  City of Tampa Sports Authority Revenue
            Bond, Stadium Project (MBIA Insured),
            6.00%, 1/1/06                                          825
       250  City of Venice Health Facilities Revenue
            Bond, Venice Hospital, Inc. Project,
            Prerefunded, 6.00%, 12/1/04                            278

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLORIDA - 92.2% (CONT'D.)
   $   185  County of Bay Public Improvement
            Revenue Bond, Series 1996 A
            (FSA Insured), 5.00%, 10/1/04                      $   192
       750  County of Broward School Board Refunding
            Bond, Series A (AMBAC Insured),
            5.00%, 7/1/08                                          766
       200  County of Broward School District G.O.
            Bond, Series 1988, 7.00%, 2/15/99                      206
       100  County of Charlotte Utility Systems
            Revenue Refunding Bond, Series 1994
            (FGIC Insured), 5.50%, 10/1/00                         104
       225  County of Dade Public Service Tax Revenue
            Refunding Bond (FSA Insured),
            5.00%, 10/1/01                                         232
       500  County of Dade Sales Tax Revenue Bond
            (AMBAC Insured), 6.00%, 10/1/01                        534
     1,250  County of Dade School District G.O.
            Bond, Series 1996 (MBIA Insured),
            4.75%, 7/15/09                                       1,245
       400  County of Dade Seaport Revenue
            Refunding Bond (MBIA Insured),
            6.50%, 10/1/10                                         463
       700  County of Dade Water and Sewer System
            Revenue Bond (FGIC Insured),
            5.00%, 10/1/00                                         719
       150  County of Duval School District G.O.
            Bond, Series 1992 (AMBAC Insured),
            6.13%, 8/1/04                                          164
       370  County of Lee Refunding Bond, Series A
            (MBIA Insured), 5.75%, 10/1/11                         402
       500  County of Manatee Public Utilities Revenue
            Bond, Series 1991 A (MBIA Insured),
            Prerefunded, 6.75%, 10/1/01                            556
       200  County of Orange Tourist Development
            Tax Revenue Bond, Series 1992 B
            (AMBAC Insured), 5.90%, 10/1/00                        210
       700  County of Palm Beach G.O. Refunding
            Bond, Series 1996 B, 4.25%, 7/1/08                     671
       490  County of Polk Constitutional Fuel Tax
            Revenue Bond (FGIC Insured), 4.90%, 7/1/08             499
       900  County of Polk Utility System Revenue
            Refunding Bond (FGIC Insured),
            5.00%, 10/1/10                                         903
       250  Reedy Creek Improvement District
            Refunding Bond, Series 1991 A,
            6.00%, 6/1/02                                          266

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLORIDA - 92.2% (CONT'D.)
   $   920  State of Florida Board of Education
            Capital Outlay Revenue Bond,
            Series 1989 A, Prerefunded,
            7.25%, 6/1/00                                     $  1,010
            State of Florida Board of Education
            Capital Outlay Revenue Bond
       100     Series 1992 B, 5.30%, 6/1/03                        105
     1,475     Series 1996 A, 4.80%, 1/1/10                      1,460
     1,000  State of Florida Board of Education
            G.O. Bond, Series 1978 C,
            Escrowed to Maturity, 6.00%, 5/1/03                  1,084
       500  State of Florida Department of
            Transportation Right of Way Revenue
            Refunding Bond, 6.00%, 7/1/04                          547
       750  State of Florida Finance Department
            General Services Revenue Bond,
            Series A (MBIA Insured), 5.25%, 7/1/10                 767
       200  State of Florida Municipal Power Agency
            Revenue Bond, Power Supply Project
            (AMBAC Insured), Prerefunded,
            6.25%, 10/1/01                                         219
       350  State of Florida Municipal Power Agency
            Revenue Bond, St. Lucie Project
            (FGIC Insured), 5.40%, 10/1/05                         369
       250  State of Florida Sunshine Skyway
            Revenue Refunding Bond, Series 1991,
            6.40%, 7/1/04                                          269
                                                            ----------
                                                                18,247
                                                            ----------
            Total Municipal Investments
            (cost $18,531)                                      19,040
                                                            ----------
NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
-----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 2.1%
        28  Dreyfus Tax Exempt Cash
            Management Fund                                  $      28
       396  Federated Tax Free Trust Money
            Market Fund #15                                        396
                                                            ----------
            Total Short-Term Investments
            (cost $424)                                            424
                                                            ----------
            Total Investments - 98.3%
            (cost $18,955)                                      19,464
            Other Assets less Liabilities - 1.7%                   327
                                                            ----------
            NET ASSETS - 100.0%                                $19,791
                                                            ==========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 95.6%

            ALABAMA - 1.4%
    $2,000  Jefferson County Alabama Sewer Revenue
            Refunding Bond, Series A (FGIC Insured),
            5.625%, 2/1/22                                      $2,038
                                                            ----------
            ARIZONA - 5.2%
       320  County of Cochise School District No. 68,
            Sierra Vista G.O. Bond (FGIC Insured),
            9.00%, 7/1/03                                          394
     1,500  County of Maricopa School District No. 11,
            Peoria G.O. Bond Unified Project 1991,
            5.50%, 7/1/10                                        1,555
     3,000  County of Maricopa School District No. 41,
            Gilbert G.O. Bond, 6.25%, 7/1/15                     3,188
     1,260  County of Maricopa School District No. 69,
            Paradise Valley G.O. Bond, Series 1991 B,
            8.50%, 7/1/06                                        1,610
       800  State of Arizona Transportation Board
            Excise Tax Revenue Bond (AMBAC Insured),
            5.75%, 7/1/05                                          866
                                                            ----------
                                                                 7,613
                                                            ----------
            CALIFORNIA - 10.7%
     3,000  City of Fremont Unified School District
            Alameda County Refunding Bond
            (MBIA Insured), 5.25%, 9/1/19                        2,954
        90  City of Fresno Sewer System Revenue
            Bond, Series 1993 A-1 (AMBAC Insured),
            4.75%, 9/1/21                                           83
     2,760  City of Los Angeles Convention and
            Exhibition Center Project Bond,
            Prerefunded, 9.00%, 12/1/05                          3,636
     2,500  City of Los Angeles Unified School
            District Bond, Series 1997 A (FGIC Insured),
            5.00%, 7/1/21                                        2,380
     1,000  State of California Health Facility Financing
            Authority Revenue Bond, Series 1997 A
            (MBIA Insured), 5.00%, 7/1/17                          954
            State of California Public Works
            Revenue Bond
     1,150     Series 1991 A-Calpatria,
               6.10%, 9/1/02                                     1,241
     4,000     Series 1993 E-Madera,
               5.50%, 6/1/15                                     4,123

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 10.7% (CONT'D.)
   $   230  Walnut Valley Unified School District
            G.O. Bond, Series 1991 A (MBIA Insured),
            6.00%, 8/1/13                                     $    256
                                                            ----------
                                                                15,627
                                                            ----------

            CONNECTICUT - 0.4%
       460  State of Connecticut Transportation
            Infrastructure Special Tax Revenue Bond,
            Series 1990 A, 7.125%, 6/1/10                          552
                                                            ----------
            FLORIDA - 6.9%
     2,335  City of Orlando Utilities Commission
            Water and Electric Revenue Bond,
            Series 1989 D, 6.75%, 10/1/17                        2,792
     3,670  County of Broward G.O. Bond,
            10.00%, 7/1/14                                       5,553
     1,000  County of Reedy Creek Utilities Revenue
            Bond, Series 1 (AMBAC Insured),
            5.00%, 10/1/05                                       1,069
       480  State of Florida Board of Education Capital
            Outlay G.O. Bond, Series 1985,
            9.125%, 6/1/14                                         684
                                                            ----------
                                                                10,098
                                                            ----------
            GEORGIA - 2.5%
     1,120  County of Gwinnett School District
            G.O. Bond, Series 1993,
            4.00%, 2/1/12                                          990
     2,300  Georgia Municipal Electric Authority
            Power Revenue Bond, Series 1992 B
            (FGIC Insured), 6.375%, 1/1/16                       2,622
                                                            ----------
                                                                 3,612
                                                            ----------
            ILLINOIS - 13.0%
            City of Chicago G.O. Bond, Series 1993 B
            (AMBAC Insured)
     1,835     5.125%, 1/1/15                                    1,822
     4,610     5.125%, 1/1/22                                    4,427
     1,100  City of Chicago O'Hare Airport Revenue
            Bond FRN, Series 1983 A (Royal Bank of
            Canada LOC), 3.90%, 10/1/97                          1,100
            City of Chicago Water Revenue Refunding
            Bond (FGIC Insured)
     1,480     Series 1993, 4.125%, 11/1/13                      1,292
     4,000     Series 1995, 5.00%, 11/1/25                       3,748

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ILLINOIS - 13.0% (CONT'D.)
    $2,000  State of Illinois Educational Facilities
            Authority Revenue Bond,
            Series 1991, Loyola University,
            Prerefunded, 7.125%, 7/1/01                       $  2,232
     1,150  State of Illinois G.O. Refunding Bond,
            Series 1994, 4.60%, 12/1/05                          1,150
     3,400  State of Illinois Health Facilities
            Authority Revenue Bond, Series A
            (MBIA Insured), Loyola University,
            5.00%, 7/1/24                                        3,176
                                                            ----------
                                                                18,947
                                                            ----------
            INDIANA - 8.1%
            City of Indianapolis Gas Revenue
            Bond, Series 1986 B (FGIC Insured)
       400     5.00%, 6/1/06                                       408
       910     4.00%, 6/1/08                                       838
       970     3.50%, 6/1/18                                       747
       970  County of Hamilton Public Building
            Corporation First Mortgage Bond,
            7.25%, 8/1/13                                        1,186
     2,000  County of Marion Convention and
            Recreational Facility Revenue Bond,
            Series A (AMBAC Insured), 7.00%, 6/1/21              2,204
       420  Indiana Municipal Power Agency Revenue
            Bond, Series 1993 B (MBIA Insured),
            6.00%, 1/1/12                                          463
     1,000  State of Indiana Bond Bank Revenue
            Revolving Fund, Series 1997 A,
            5.00%, 2/1/13                                          985
     1,290  State of Indiana Office Building
            Capital Complex Revenue Bond,
            Series 1990 B (MBIA Insured),
            7.40%, 7/1/15                                        1,628
     3,305  State of Indiana Transportation Authority
            Airport Finance Lease Revenue Bond,
            Series 1995 A, 5.50%, 11/1/12                        3,333
                                                            ----------
                                                                11,792
                                                            ----------
            MASSACHUSETTS - 2.1%
     3,000  State of Massachusetts Refunding
            Bond, Series 1996 A (MBIA Insured),
            5.00%, 11/1/09                                       3,033
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MICHIGAN - 0.7%
    $1,000  State of Michigan Hospital Finance
            Authority Revenue Bond,
            Series A, Henry Ford Health,
            5.25%, 11/15/25                                     $  969
                                                            ----------
            MONTANA - 0.1%
       190  University of Montana Higher Education
            Revenue Bond, Series 1993 A
            (MBIA Insured), 4.50%, 11/15/15                        171
                                                            ----------
            NEVADA - 3.3%
     1,000  City of Carson School District G.O.
            Refunding Bond, Series 1993
            (AMBAC Insured), 4.50%, 4/1/11                         931
     1,150  County of Clark Sanitation District
            G.O. Bond, Series A (AMBAC Insured),
            Prerefunded, 6.60%, 7/1/02                           1,273
     2,000  County of Washoe Airport Authority
            Revenue Bond, Series A (MBIA Insured),
            5.70%, 7/1/26                                        2,050
       580  State of Nevada G.O. Refunding
            Bond, Project 20-23A, Escrowed to Maturity,
            7.20%, 7/1/06                                          606
                                                            ----------
                                                                 4,860
                                                            ----------
            NEW YORK - 12.1%
       700  City of New York Municipal Assistance
            Corporate Revenue Bond, Series 67
            (MBIA Insured), 7.625%, 7/1/08                         757
     1,065  New York Metropolitan Transportation
            Authority Facilities Revenue Bond,
            Series 1997 B-2 (MBIA Insured),
            5.00%, 7/1/20                                        1,016
     1,450  New York Power Authority Revenue Bond,
            Series 1984 R, Prerefunded, 7.00%, 1/1/10            1,735
     3,000  State of New York Dormitory Authority
            Revenue State University Bond,
            Series 1993 A, 5.25%, 5/15/15                        2,959
     4,000  State of New York Local Government
            Assistance Corp. Revenue Bond, Series A,
            Prerefunded, 7.00%, 4/1/01                           4,240
     5,000  State of New York Urban Development Corp.
            Refunding Bond (Colld. by HUD 236),
            5.50%, 7/1/16                                        5,004

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NEW YORK - 12.1% (CONT'D.)
    $1,720  Triborough Bridge and Tunnel Authority
            Revenue Bond, 6.00%, 1/1/12                       $  1,899
                                                            ----------
                                                                17,610
                                                            ----------
            NORTH CAROLINA - 4.8%
     2,000  Charlotte-Mecklenberg Hospital Authority
            Health Care System Revenue Bond,
            Series 1997 A, 5.125%, 1/15/22                       1,928
       610  North Carolina Eastern Municipal Power
            Revenue Refunding Bond,
            Series 1991 A, Escrowed to Maturity,
            6.50%, 1/1/18                                          714
     3,850  North Carolina Eastern Municipal Power
            Revenue Refunding Bond,
            Series 1993 B, 7.00%, 1/1/08                         4,382
                                                            ----------
                                                                 7,024
                                                            ----------
            OKLAHOMA - 1.0%
     1,380  McGee Creek Water Authority Revenue
            Bond, Series 1992 (MBIA Insured),
            6.00%, 1/1/13                                        1,526
                                                            ----------
            OREGON - 0.7%
       230  State of Oregon G.O. Bond,
            10.50%, 6/1/02                                         290
       750  University of Oregon Health Sciences
            Revenue Bond, Series A (MBIA Insured),
            5.25%, 7/1/28                                          734
                                                            ----------
                                                                 1,024
                                                            ----------
            PENNSYLVANIA - 3.6%
     1,010  State of Pennsylvania G.O. Bond,
            Series 1992, 6.00%, 7/1/09                           1,114
     4,000  State of Pennsylvania G.O. Bond
            (AMBAC Insured), 5.125%, 9/15/06                     4,159
                                                            ----------
                                                                 5,273
                                                            ----------
            PUERTO RICO - 2.0%
            Puerto Rico Public Buildings Authority
            Government Facility Revenue Bond,
            Series 1997 B (MBIA Insured)
     2,000     5.00%, 7/1/15                                     1,962
     1,000     5.00%, 7/1/16                                       988
                                                            ----------
                                                                 2,950
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SOUTH CAROLINA - 5.1%
    $1,090  City of Columbia Water and Sewer
            System Revenue Refunding Bond,
            5.50%, 2/1/09                                   $    1,160
     5,000  Piedmont Municipal Power Agency
            Electric Revenue Bond, Series 1996 A,
            6.55%, 1/1/16                                        5,013
     1,270  Piedmont Municipal Power Agency
            Electric Revenue Bond, Series 1988 A
            (AMBAC Insured), 7.40%, 1/1/18                       1,306
                                                            ----------
                                                                 7,479
                                                            ----------
            TEXAS - 5.8%
       490  Channelview Independent School District
            Bond (PSF Gtd.), 4.75%, 8/15/12                        466
       600  City of Austin Utilities System
            Revenue Bond, Series 1986 C,
            Prerefunded, 7.30%, 11/15/01                           670
     1,050  Coastal Industrial Water Authority Water
            Revenue Bond, Escrowed to Maturity,
            6.375%, 12/15/07                                     1,103
     1,030  Colorado River Municipal Water District
            Revenue Bond, Prerefunded, 9.50%, 1/1/01             1,192
     5,000  State of Texas Transportation Revenue
            Bond, Series 1997 A, 4.75%, 8/31/98                  5,043
                                                            ----------
                                                                 8,474
                                                            ----------

            WASHINGTON - 6.1%
     1,150  County of Clark School District No. 37
            Vancouver G.O. Bond, 6.375%, 12/1/09                 1,311
       750  County of King G.O. Bond, Series 1993 B,
            4.50%, 1/1/12                                          695
     1,500  State of Washington G.O. Bond,
            Series A, Prerefunded, 6.375%, 2/1/02                1,634
       690  State of Washington G.O. Bond,
            Series 1990 A, 6.75%, 2/1/10                           808
     4,000  State of Washington Public Power
            Supply System Revenue Refunding Bond,
            Series 1990 A, Project II,
            Prerefunded, 7.625%, 7/1/00                          4,428
                                                            ----------
                                                                 8,876
                                                            ----------
            Total Municipal Investments
            (cost $132,670)                                    139,548
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

TAX-EXEMPT FUND (continued)

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 4.7%
     6,810  Provident Municipal Fund
            (cost $6,810)                                   $    6,810
                                                            ----------
            Total Investments - 100.3%
            (cost $139,480)                                    146,358
            Liabilities less Other Assets - (0.3)%               (487)
                                                            ----------
            NET ASSETS - 100.0%                               $145,871
                                                            ==========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 97.9%

            CALIFORNIA - 97.9%
   $   250  Anaheim PFA Tax Allocation Revenue
            Bond, Redevelopment Project,
            Series A (MBIA Insured),
            5.25%, 2/1/18                                      $   247
       400  Dry Creek Joint Elementary School
            District Bond, Series A (FSA Insured),
            0.00%, 8/1/09                                          222
       200  East Bay Municipal Utility District
            Water System Revenue Refunding Bond
            (FGIC Insured), 5.00%, 6/1/14                          197
       150  Escondido Unified High School District
            Bond (MBIA Insured), 5.60%, 11/1/09                    161
       515  Fillmore Unified School District Bond,
            Series A (FGIC Insured), 0.00%, 7/1/10                 270
       200  Folsom School Facilities Project Bond,
            Series D (FGIC Insured), 5.70%, 8/1/13                 211
       295  Fontana Unified School District Bond,
            Series D (FGIC Insured), 0.00%, 5/1/02                 265
       375  Foothill/Eastern Transportation Corridor
            Agency Toll Road Senior Lien Revenue
            Bond, Series A, 0.00%, 1/1/05                          261
     1,000  Galt Schools Joint Powers Authority
            Revenue Refunding Bond, Series A, High
            School and Elementary School Projects
            (MBIA Insured), 5.75%, 11/1/16                       1,052
       200  Imperial Irrigation District COP, Electricity
            System Project (AMBAC Insured),
            5.20%, 11/1/09                                         209
       200  Irvine Ranch Consolidated Water District
            Refunding FRN, Series B (Morgan Guarantee
            Trust Insured), 3.75%, 10/1/97                         200
       200  Lemoore Unified High School District
            (AMBAC Insured), 6.00%, 1/1/12                         222
       100  Los Angeles Convention and Exhibition
            Center Authority Lease FRN (MBIA Insured),
            3.95%, 10/1/97                                         100
       300  Los Angeles County Metropolitan
            Transportation Authority Sales Tax Revenue
            Bond, Series A (MBIA Insured),
            5.125%, 7/1/10                                         306
       200  Los Angeles Department of Water and
            Power Electricity Plant Revenue Refunding
            Bond (FGIC Insured), 4.75%, 8/15/17                    183

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 97.9% (CONT'D.)
      $405  Los Angeles Department of Water and
            Power Waterworks Revenue Refunding
            Bond (FGIC Insured), 4.50%, 5/15/14                   $367
        25  Los Angeles Harbor Department Revenue
            Bond, 7.60%, 10/1/18                                    31
       450  Los Angeles Unified School District Bond,
            Series A (FGIC Insured), 6.00%, 7/1/15                 497
       200  Los Angeles Wastewater System Revenue
            Bond, Series B, Prerefunded,
            7.00%, 6/1/05                                          219
       720  Monrovia Unified School District Bond,
            Series A (MBIA Insured), 0.00%, 8/1/10                 376
       250  M-S-R Public Power Agency Revenue
            Refunding Bond, Series G, San Juan Project
            (MBIA Insured), 5.25%, 7/1/11                          256
       200  Oakland Measure Bond (FGIC Insured),
            5.60%, 12/15/14                                        207
       195  Pomona Unified School District Refunding
            Bond, Series A (MBIA Insured),
            5.45%, 2/1/06                                          208
       500  Redding Joint Powers Financing Authority
            Electrical Systems Revenue Bond, Series A
            (MBIA Insured), 5.25%, 6/1/15                          501
       200  Riverside County Multiple Family Mortgage
            Revenue FRN (Union Bank of California
            LOC), 4.15%, 10/1/97                                   200
       250  Riverside Sewer Revenue Refunding Bond
            (FGIC Insured), 5.00%, 8/1/11                          254
       200  Roseville Water Utility Revenue Bond
            (FGIC Insured), 5.20%, 12/1/15                         199
            San Diego Public Facilities Financing Authority
            Sewer Revenue Bond (FGIC Insured)
       250     Series A, 5.20%, 5/15/11                            254
       450     Series B, 5.375%, 5/15/17                           451
       200  San Diego Unified School District Bond,
            Series A,  5.00%, 7/1/00                               205
            Santa Rosa Water Revenue Refunding Bond
            (FGIC Insured)
        35     Series A, 5.25%, 9/1/16                              35
       200     Series B, 4.75%, 9/1/16                             189
       200  Southern California Metropolitan Water
            District Waterworks Revenue Refunding
            Bond, Series B (MBIA Insured),
            5.00%, 7/1/14                                          197

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 97.9% (CONT'D.)
   $   300  Southern California Metropolitan Water
            District Waterworks Revenue Bond,
            Series C, 5.125%, 7/1/12                          $    302
       750  State Department Water Project Revenue
            Bond, Series O, 4.75%, 12/1/16                         697
       150  State G.O. Bond, 6.60%, 2/1/10                         174
       650  State Health Facility Financing Authority
            Revenue Bond, Catholic HealthCare West
            (MBIA Insured), 5.00%, 7/1/17                          620
       500  State Health Facility Financing Authority
            Revenue Refunding Bond, Series C,
            Sutter Health (FSA Insured), 5.00%, 8/15/17            479
     1,000  State Public Works Board Lease Revenue
            Refunding Bond (AMBAC Insured),
            5.625%, 3/1/16                                       1,038
       600  State RAN Bond, 4.50%, 6/30/98                         603
       200  Statewide Communities Development
            Authority Revenue Refunding FRN,
            Sub-Series A-1 (Colld. by FNMA Securities),
            4.00%, 10/1/97                                         200
       100  Statewide Communities Development
            Authority Solid Waste Facilities Revenue
            FRN, 4.00%, 10/1/97                                    100
       250  University of California Revenue Refunding
            Multiple Purpose Project Bond, Series C
            (AMBAC Insured), 5.00%,  9/1/14                        244
       230  West Basin Municipal Water District Revenue
            Refunding Bond, Series 1992 A
            (AMBAC Insured), 5.25%, 8/1/11                         234
                                                            ----------

            Total Municipal Investments
            (cost $13,047)                                      13,443
                                                            ----------
NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 10.2%
        25  Federated California Municipal Cash
            Trust Money Market Fund                         $       25
     1,381  Smith Barney Municipal Bond Funds
            California Portfolio                                 1,381
                                                            ----------
            Total Short-Term Investments
            (cost $1,406)                                        1,406
                                                            ----------
            Total Investments - 108.1%
            (cost $14,453)                                      14,849

            Liabilities less Other Assets - (8.1)%             (1,114)
                                                            ----------

            NET ASSETS - 100.0%                                $13,735
                                                            ==========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL FIXED INCOME FUND

PRINCIPAL AMOUNT/
LOCAL CURRENCY                                                  VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            DEBT OBLIGATIONS - 96.2%

            AUSTRALIAN DOLLAR - 2.7%
       490  Commonwealth of Australia,
            10.00%, 10/15/02                                   $   421
                                                            ----------
            BELGIAN FRANC - 1.6%
     8,175  Kingdom of Belgium,
            7.50%, 7/29/08                                         256
                                                            ----------
            BRITISH POUND STERLING - 16.6%
       125  Abbey National PLC,
            6.00%, 8/10/99                                         198
       375  Lloyds Bank PLC,
            7.375%, 3/11/04                                        618
     1,025  Treasury of Great Britain,
            7.50%, 12/7/06                                       1,773
                                                            ----------
                                                                 2,589
                                                            ----------
            CANADIAN DOLLAR - 7.6%
       500  Government of Canada,
            7.50%, 12/1/03                                         397
       375  Province of Ontario,
            7.25%, 9/27/05                                         294
       575  Province of Quebec,
            10.25%, 10/15/01                                       490
                                                            ----------
                                                                 1,181
                                                            ----------
            DANISH KRONE - 4.2%
     3,850  Kingdom of Denmark,
            8.00%, 3/15/06                                         655
                                                            ----------
            FRENCH FRANC - 5.4%
     2,300  Electric de France,
            8.60%, 4/9/04                                          459
     2,250  Government of France,
            5.50%, 4/25/07                                         381
                                                            ----------
                                                                   840
                                                            ----------
            GERMAN MARK - 13.5%
            Federal Republic of Germany
     1,100     7.50%, 11/11/04                                     704
     1,175     6.25%, 1/4/24                                       673
       500  LKB Global Bond,
            6.00%, 5/10/99                                         291
       330  Republic of Austria,
            8.00%, 1/30/02                                         209

PRINCIPAL AMOUNT/
LOCAL CURRENCY                                                  VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            GERMAN MARK - 13.5% (CONT'D.)
       380  Republic of Finland,
            5.50%, 2/9/01                                    $     221
                                                            ----------
                                                                 2,098
                                                            ----------
            ITALIAN LIRA - 10.5%
 2,500,000  Republic of Italy,
            8.50%, 4/1/04                                        1,645
                                                            ----------
            JAPANESE YEN - 17.1%
    55,000  Asian Development Bank,
            5.00%, 2/5/03                                          538
    69,000  European Bank for
            Reconstruction and Development,
            4.50%, 11/5/97                                         574
    15,000  European Investment Bank,
            5.875%, 11/26/99                                       138
    80,000  International Bank for
            Reconstruction and Development,
            4.50%, 3/20/03                                         768
    64,000  International Finance Corp.,
            4.375%, 6/11/98                                        545
    10,000  Japanese Development Bank,
            6.50%, 9/20/01                                         100
                                                            ----------
                                                                 2,663
                                                            ----------

            NETHERLANDS GUILDER - 4.1%
     1,130  Dutch Government Treasury,
            8.50%, 3/15/01                                         636
                                                            ----------
            SPANISH PESETA - 6.2%
            Government of Spain
    51,000     11.30%, 1/15/02                                     420
    65,000     10.00%, 2/28/05                                     548
                                                            ----------
                                                                   968
                                                            ----------
            SWEDISH KRONA - 3.2%
     3,100  Kingdom of Sweden,
            10.25%, 5/5/03                                         497
                                                            ----------
            UNITED STATES DOLLAR - 3.5%
       500  U.S. Treasury Bond,
            7.125%, 2/23/15                                        539
                                                            ----------
            Total Debt Obligations
            (cost $15,105)                                      14,988
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL FIXED INCOME FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 0.2%

            UNITED STATES DOLLAR
       $37  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $37)                                      $       37
                                                            ----------
            Total Investments - 96.4%
            (cost $15,142)                                      15,025

            Other Assets less Liabilities - 3.6%                   554
                                                            ----------

            NET ASSETS - 100.0%                             $   15,579
                                                            ==========
See Notes to the Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)

EQUITY FUNDS

                                                                                             INT'L.    INT'L.
                                           INCOME    STOCK     GROWTH    SELECT    SMALL     GROWTH    SELECT      TECH-
AMOUNTS IN THOUSANDS,                      EQUITY    INDEX     EQUITY    EQUITY     CAP      EQUITY    EQUITY     NOLOGY
EXCEPT PER SHARE DATA                       FUND      FUND      FUND      FUND      FUND      FUND      FUND       FUND
----------------------                      ----      ----      ----      ----      ----      ----      ----       ----
ASSETS:
  Investments, at value (cost $85,454,
    $47,827, $283,452, $78,692,
    $230,628, $167,907,
    $102,210 and $65,862, respectively)    $99,083   $54,638  $396,611   $98,495  $314,216  $183,968  $121,835   $85,190
  Cash and foreign currencies                    3         3         3         3         3     1,181       444         2
  Income receivable                            569        74       357        85       153       475       203        17
  Receivable for foreign tax withheld            -         -         -         -         -       270        58         -
  Receivable for securities sold             1,053        38     6,512        82         -     2,792       763       502
  Receivable for fund shares sold              181       940       507       417     1,127       194       161       461
  Receivable from Adviser                        1        12         3         2         3         2         2         -
  Deferred organization costs, net of
    accumulated amortization                    14         -        18        10        14        17        15         -
  Prepaid and other assets                       7        14        10         9        10        12         7        10
-------------------------------------------------------------------------------------------------------------------------
      Total Assets                         100,911    55,719   404,021    99,103   315,526   188,911   123,488    86,182
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Outstanding options written, at value
    (premium received $272)                      -         -       157         -         -         -         -         -
  Payable for securities purchased           1,637        50        56       390         -     2,715       583     1,184
  Payable for fund shares redeemed               7         2       224       118       209       630       102        50
  Accrued investment advisory fees              11         3        47        11        36        25        17        12
  Accrued custody and accounting fees            4         2         1         -         -         6         3         3
  Accrued administration fees                    2         -         6         -         3         5         3         -
  Accrued transfer agent fees                    1         1         5         1         4         3         2         1
  Accrued registration fees and other
    liabilities                                 13         8        19         8        14        23        11        12
-------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                      1,675        66       515       528       266     3,407       721     1,262
-------------------------------------------------------------------------------------------------------------------------
  Net Assets                               $99,236   $55,653  $403,506   $98,575  $315,260  $185,504  $122,767   $84,920
=========================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                            $79,584   $46,361  $264,741   $69,366  $216,281  $163,462  $106,967   $61,971
  Accumulated undistributed net
    investment income (loss)                    98        14        90       151       691       670         -     (307)
  Accumulated distributions in excess
    of net investment income                     -         -         -         -         -         -      (62)         -
  Accumulated undistributed net
    realized gains (losses) on
    investments, options, futures and
    foreign currency transactions            5,925     2,467    25,401     9,255    14,401     5,317   (3,758)     3,928
  Net unrealized appreciation on
    investments, options and futures
    contracts                               13,629     6,811   113,274    19,803    83,887    16,061    19,625    19,328
  Net unrealized losses on translation
    of assets and liabilities
    denominated in foreign
    currencies                                   -         -         -         -         -       (6)       (5)         -
-------------------------------------------------------------------------------------------------------------------------
  Net Assets                               $99,236   $55,653  $403,506   $98,575  $315,260  $185,504  $122,767   $84,920
=========================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                   7,330     4,141    22,538     5,169    18,989    16,389    10,342     4,816
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                  $13.54    $13.44    $17.90    $19.07    $16.60    $11.32    $11.87    $17.63
-------------------------------------------------------------------------------------------------------------------------
See Notes to the Financial Statements.

STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

EQUITY FUNDS

                                                                                             INT'L.    INT'L.
                                           INCOME    STOCK     GROWTH    SELECT    SMALL     GROWTH    SELECT      TECH-
                                           EQUITY    INDEX     EQUITY    EQUITY     CAP      EQUITY    EQUITY     NOLOGY
AMOUNTS IN THOUSANDS                        FUND      FUND      FUND      FUND      FUND      FUND      FUND       FUND
----------------------                      ----      ----      ----      ----      ----      ----      ----       ----
INVESTMENT INCOME:
  Interest income                           $  907     $  14    $  364   $    49    $  330    $  257    $  213   $    49
  Dividend income                            1,174       405     1,965       446     1,305     1,966     1,025        48
-------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                  2,081       419    2,329<F1>    495     1,635    2,223<F2> 1,238<F3>     97
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                     441       139     1,821       497     1,448     1,076       700       388
  Administration fees                           66        35       273        62       181       134        87        48
  Transfer agent fees                           44        23       182        41       121        90        58        32
  Custody and accounting fees                   31        62        53        28        51       118        84        30
  Registration fees                             10         8        12         7         9        13         7        10
  Professional fees                              8         8        10         8        10         9         9         8
  Amortization of organization costs             4         -         6         4         5         6         5         -
  Trustees' fees and expenses                    2         1         3         2         2         2         2         2
  Other                                          7         4        15         4        10         8         6         3
-------------------------------------------------------------------------------------------------------------------------
  Total Expenses                               613       280     2,375       653     1,837     1,456       958       521
    Less voluntary waivers of:
      Investment advisory fees                (66)      (46)     (273)     (145)     (422)     (179)     (117)      (65)
      Administration fees                     (37)      (22)     (153)      (37)     (106)      (72)      (46)      (30)
    Less: Reimbursement of expenses
      by Adviser                              (69)      (84)     (128)      (57)     (102)      (84)      (66)      (22)
-------------------------------------------------------------------------------------------------------------------------
    Net Expenses                               441       128     1,821       414     1,207     1,121       729       404
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                 1,640       291       508        81       428     1,102       509     (307)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments                              2,786     1,444    19,261     7,068     6,386     6,705     3,580     2,704
    Options                                      -         -     1,031         -         -         -         -         -
    Futures contracts                            -      (17)         -         -     1,695         -         -         -
    Foreign currency transactions                -         -         -         -         -      (42)      (17)         -
  Net change in unrealized appreciation
    on investments, options and futures
    contracts                                9,120     8,174    66,831    13,842    65,043    12,877    11,177    20,815
  Net change in unrealized gains on
    translation of assets and liabilities
    denominated in foreign currencies            -         -         -         -         -        15         6         -
-------------------------------------------------------------------------------------------------------------------------
    Net Gains on Investments                11,906     9,601    87,123    20,910    73,124    19,555    14,746    23,519
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                $13,546    $9,892   $87,631   $20,991   $73,552   $20,657   $15,255   $23,212
=========================================================================================================================

<F1>  Net of $17 in non-reclaimable foreign withholding taxes.
<F2>  Net of $168 in non-reclaimable foreign withholding taxes.
<F3>  Net of $76 in non-reclaimable foreign withholding taxes.
See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

EQUITY FUNDS

                                                INCOME EQUITY                            STOCK INDEX
                                                     FUND                                    FUND
                                         ---------------------------            -----------------------------
                                         SIX MONTHS             YEAR             SIX MONTHS            PERIOD
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,           SEPT. 30,            MAR. 31,
                                            1997                1997                1997              1997<F1>
AMOUNTS IN THOUSANDS                     (UNAUDITED)                            (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
OPERATIONS:
  Net investment income                   $  1,640            $  2,436            $    291           $     167
  Net realized gains on investments,
    options and futures contracts            2,786               6,869               1,427               1,051
  Net change in unrealized appreciation
    (depreciation) on investments
    and options                              9,120               (774)               8,174             (1,363)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations             13,546               8,531               9,892               (145)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                               15,278              25,427              26,961              41,842
  Shares from reinvestment of dividends        217               5,302                 102                  85
  Shares redeemed                          (5,308)            (10,238)            (16,853)             (5,776)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
      Resulting from Capital Share
      Transactions                          10,187              20,491              10,210              36,151
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income               (1,599)             (2,419)               (289)               (155)
  From net realized gains                        -             (5,420)                   -                (11)
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid               (1,599)             (7,839)               (289)               (166)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                22,134              21,183              19,813              35,840
NET ASSETS:
  Beginning of period                       77,102              55,919              35,840                   -
---------------------------------------------------------------------------------------------------------------
  End of period                            $99,236             $77,102             $55,653             $35,840
===============================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                        $98                 $57                 $14                 $12
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

EQUITY FUNDS

                                                GROWTH EQUITY                           SELECT EQUITY
                                                      FUND                                   FUND
                                         ---------------------------            -----------------------------
                                         SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,           SEPT. 30,            MAR. 31,
                                            1997                1997                1997                1997
AMOUNTS IN THOUSANDS                     (UNAUDITED)                            (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
OPERATIONS:
  Net investment income                 $      508          $    1,504           $      81           $     104
  Net realized gains on investments,
    options and futures contracts           20,292               8,004               7,068               2,763
  Net change in unrealized appreciation
    (depreciation) on investments
    and options                             66,831              18,160              13,842               2,605
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations             87,631              27,668              20,991               5,472
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                               35,589              90,928              24,020              36,755
  Shares from reinvestment of dividends         85              13,333                   -               1,871
  Shares redeemed                         (21,949)            (38,483)            (10,113)            (12,016)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
      Resulting from Capital Share
      Transactions                          13,725              65,778              13,907              26,610
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                 (455)             (1,525)                   -                (62)
  From net realized gains                        -            (13,887)                   -             (2,185)
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                 (455)            (15,412)                   -             (2,247)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS               100,901              78,034              34,898              29,835
NET ASSETS:
  Beginning of period                      302,605             224,571              63,677              33,842
---------------------------------------------------------------------------------------------------------------
  End of period                           $403,506            $302,605             $98,575             $63,677
===============================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                        $90                 $37                $151                 $70
===============================================================================================================

<F1>  Commenced investment operations on October 7, 1996.
See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

EQUITY FUNDS
                                                                                        INTERNATIONAL
                                                  SMALL CAP                             GROWTH EQUITY
                                                      FUND                                   FUND
                                         ---------------------------            -----------------------------
                                         SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,           SEPT. 30,            MAR. 31,
                                            1997                1997                1997                1997
AMOUNTS IN THOUSANDS                     (UNAUDITED)                            (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
OPERATIONS:
  Net investment income (loss)         $       428          $      953          $    1,102          $    1,425
  Net realized gains (losses) on
    investments, futures contracts
    and foreign currency transactions        8,081              12,542               6,663               5,757
  Net change in unrealized appreciation
    (depreciation) on investments
    and futures contracts                   65,043               6,088              12,877             (2,628)
  Net change in unrealized gains (losses)
    on translation of assets and liabilities
    denominated in foreign currencies            -                   -                  15                (19)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations             73,552              19,583              20,657               4,535
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                               59,098              54,431              13,425              32,031
  Shares from reinvestment of dividends          -               8,775                   -               6,380
  Shares redeemed                         (14,503)            (30,899)            (14,470)            (50,531)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share
      Transactions                          44,595              32,307             (1,045)            (12,120)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                     -               (833)                   -             (1,123)
  From net realized gains                        -             (9,182)                   -             (3,947)
  In excess of net investment income             -                   -                   -               (494)
  In excess of net realized gains                -                   -                   -             (2,196)
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                     -            (10,015)                   -             (7,760)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    118,147              41,875              19,612            (15,345)
NET ASSETS:
  Beginning of year                        197,113             155,238             165,892             181,237
---------------------------------------------------------------------------------------------------------------
  End of period                           $315,260            $197,113            $185,504            $165,892
===============================================================================================================
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                               $691                $263                $670              $(432)
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

EQUITY FUNDS
                                                INTERNATIONAL
                                                SELECT EQUITY                             TECHNOLOGY
                                                     FUND                                    FUND
                                         ---------------------------            -----------------------------
                                         SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,           SEPT. 30,            MAR. 31,
                                            1997                1997                1997                1997
AMOUNTS IN THOUSANDS                     (UNAUDITED)                            (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
OPERATIONS:
  Net investment income (loss)          $      509          $      528          $    (307)          $    (178)
  Net realized gains (losses) on
    investments, futures contracts
    and foreign currency transactions        3,563             (5,977)               2,704               1,762
  Net change in unrealized appreciation
    (depreciation) on investments
    and futures contracts                   11,177               3,053              20,815             (1,487)
  Net change in unrealized gains (losses)
    on translation of assets and liabilities
    denominated in foreign currencies            6                 (1)                   -                   -
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations             15,255             (2,397)              23,212                  97
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                               10,620              33,624              23,049              46,004
  Shares from reinvestment of dividends          -                 833                   -                 338
  Shares redeemed                         (12,052)            (24,242)             (5,095)             (2,325)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share
      Transactions                         (1,432)              10,215              17,954              44,017
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                     -               (302)                   -                   -
  From net realized gains                        -                   -                   -               (360)
  In excess of net investment income             -               (467)                   -                   -
  In excess of net realized gains                -               (824)                   -                   -
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                     -             (1,593)                   -               (360)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     13,823               6,225              41,166              43,754
NET ASSETS:
  Beginning of year                        108,944             102,719              43,754                   -
---------------------------------------------------------------------------------------------------------------
  End of period                           $122,767            $108,944             $84,920             $43,754
===============================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                              $(62)              $(571)              $(307)                  $-
===============================================================================================================
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

EQUITY FUNDS
                                                               INCOME EQUITY                           STOCK INDEX
                                                                    FUND                                   FUND
                                                  ----------------------------------------         --------------------
                                                   SIX MONTHS   YEAR      YEAR      YEAR            SIX MONTHS    PERIOD
                                                     ENDED      ENDED     ENDED    ENDED              ENDED        ENDED
                                                   SEPT. 30,  MAR. 31,  MAR. 31,  MAR. 31,          SEPT. 30,    MAR. 31,
                                                      1997      1997      1996      1995               1997       1997<F1>
                                                  (UNAUDITED)                                      (UNAUDITED)
------------------------                          ----------------------------------------         --------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.81     $11.59     $9.95    $10.00              $10.74    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                0.23       0.44      0.34      0.29                0.08      0.08
  Net realized and unrealized gains (losses)
    on investments and futures contracts               1.73       1.19      1.66    (0.08)                2.69      0.74
-------------------------------------------------------------------------------------------------------------------------
    Total Income from
      Investment Operations                            1.96       1.63      2.00      0.21                2.77      0.82
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.23)     (0.44)    (0.36)    (0.26)              (0.07)    (0.07)
  From net realized gains                                 -     (0.97)         -         -                   -    (0.01)
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                         (0.23)     (1.41)    (0.36)    (0.26)              (0.07)    (0.08)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $13.54     $11.81    $11.59     $9.95              $13.44    $10.74
=========================================================================================================================
TOTAL RETURN<F2>                                     16.72%     14.42%    20.41%     2.21%              25.83%     8.21%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $99,236    $77,102   $55,919   $38,954             $55,653   $35,840
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                                  1.00%      1.00%     1.00%     1.00%               0.55%     0.55%
    Expenses, before waivers and
      reimbursements                                  1.39%      1.42%     1.48%     1.55%               1.21%     2.23%
    Net investment income, net of waivers
      and reimbursements                              3.72%      3.71%     3.17%     3.08%               1.25%     1.92%
    Net investment income, before
      waivers and reimbursements                      3.33%      3.29%     2.69%     2.53%               0.59%     0.24%
  Portfolio Turnover Rate                            41.70%     72.04%    67.32%    45.68%              24.82%    64.94%
  Average Commission Per Share                      $0.0578    $0.0583        NA        NA             $0.0301   $0.0253
-------------------------------------------------------------------------------------------------------------------------
<F1>  Commenced investment operations on October 7, 1996.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
NA - Disclosure not applicable to these periods.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS

                                                     GROWTH EQUITY                               SELECT EQUITY
                                                          FUND                                        FUND
                                        ---------------------------------------    ------------------------------------------
                                        SIX MONTHS    YEAR      YEAR      YEAR     SIX MONTHS     YEAR        YEAR     PERIOD
                                          ENDED      ENDED     ENDED      ENDED       ENDED      ENDED        ENDED     ENDED
                                        SEPT. 30,   MAR. 31,  MAR. 31,  MAR. 31,    SEPT. 30,   MAR. 31,    MAR. 31,  MAR. 31,
                                           1997       1997      1996      1995        1997        1997        1996     1995<F1>
                                       (UNAUDITED)                                 (UNAUDITED)
------------------------                ---------------------------------------    ------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD      $13.93     $13.15   $10.61     $10.00       $14.55     $13.12       $10.77    $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income                     0.02       0.08     0.08       0.08         0.01       0.02         0.02      0.06
  Net realized and unrealized gains
    (losses) on investments, options,
    futures contracts
    and foreign currency transactions       3.97       1.49     2.59       0.60         4.51       2.05         2.73      0.75
-------------------------------------------------------------------------------------------------------------------------------
    Total Income (Loss) from
      Investment Operations                 3.99       1.57     2.67       0.68         4.52       2.07         2.75      0.81
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income              (0.02)     (0.08)   (0.08)     (0.07)            -     (0.02)       (0.03)    (0.04)
  From net realized gains                      -     (0.71)   (0.05)          -            -     (0.62)       (0.37)         -
  In excess of net investment income           -          -        -          -            -          -            -         -
  In excess of net realized gains              -          -        -          -            -          -            -         -
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid              (0.02)     (0.79)   (0.13)     (0.07)            -     (0.64)       (0.40)    (0.04)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $17.90     $13.93   $13.15     $10.61       $19.07     $14.55       $13.12    $10.77
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                          28.68%     11.72%   25.13%      6.90%       31.05%     15.64%       25.70%     8.18%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                           $403,506   $302,605 $224,571   $113,185      $98,575    $63,677      $33,842   $15,123
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                       1.00%      1.00%    1.00%      1.00%        1.00%      1.00%        1.00%     1.00%
    Expenses, before waivers and
      reimbursements                       1.30%      1.33%    1.36%      1.40%        1.58%      1.67%        1.91%     2.61%
    Net investment income, net of
      waivers and reimbursements           0.28%      0.56%    0.70%      0.86%        0.19%      0.21%        0.22%     0.82%
    Net investment income (loss),
      before waivers and
      reimbursements                     (0.02)%      0.23%    0.34%      0.46%      (0.39)%    (0.46)%      (0.69)%   (0.79)%
  Portfolio Turnover Rate                 30.87%     67.34%   73.20%     82.90%       61.99%     72.68%      137.99%    48.88%
  Average Commission Per Share           $0.0598    $0.0630       NA         NA      $0.0637    $0.0653           NA        NA
-------------------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on April 6, 1994.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
NA - Disclosure not applicable to these periods.
See Notes to the Financial Statements.


FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS

                                                                      SMALL CAP
                                                                         FUND
                                         --------------------------------------------------------------------
                                         SIX MONTHS             YEAR                YEAR                YEAR
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,            MAR. 31,            MAR. 31,
                                            1997                1997                1996                1995
                                         (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD        $12.31              $11.58               $9.98              $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income                       0.02                0.07                0.05                0.11
  Net realized and unrealized gains
    (losses) on investments, options,
    futures contracts and foreign
    currency transactions                     4.27                1.37                2.29              (0.05)
---------------------------------------------------------------------------------------------------------------
    Total Income (Loss) from
      Investment Operations                   4.29                1.44                2.34                0.06
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     -              (0.06)              (0.07)              (0.08)
  From net realized gains                        -              (0.65)              (0.67)                   -
  In excess of net investment income             -                   -                   -                   -
  In excess of net realized gains                -                   -                   -                   -
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                     -              (0.71)              (0.74)              (0.08)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $16.60              $12.31              $11.58               $9.98
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                            34.72%              12.48%              24.09%               0.57%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                             $315,260            $197,113            $155,238             $76,627
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                         1.00%               1.00%               1.00%               1.00%
    Expenses, before waivers and
      reimbursements                         1.52%               1.54%               1.61%               1.76%
    Net investment income, net of
      waivers and reimbursements             0.35%               0.54%               0.65%               1.36%
    Net investment income (loss),
      before waivers and
      reimbursements                       (0.17)%               0.00%               0.04%               0.60%
  Portfolio Turnover Rate                    7.72%              18.92%              46.59%              82.46%
  Average Commission Per Share             $0.0281             $0.0370                  NA                  NA
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS
                                                                    INTERNATIONAL
                                                                    GROWTH EQUITY
                                                                         FUND
                                         --------------------------------------------------------------------
                                         SIX MONTHS             YEAR                YEAR                YEAR
                                            ENDED              ENDED               ENDED                ENDED
                                          SEPT. 30,           MAR. 31,            MAR. 31,            MAR. 31,
                                            1997                1997                1996                1995
                                         (UNAUDITED)
---------------------                    ----------          ---------          -----------           ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD        $10.05              $10.23             $  9.61              $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income                       0.07                0.09                0.17                0.04
  Net realized and unrealized gains
    (losses) on investments, options,
    futures contracts
    and foreign currency transactions         1.20                0.18                0.65              (0.31)
---------------------------------------------------------------------------------------------------------------
    Total Income (Loss) from
      Investment Operations                   1.27                0.27                0.82              (0.27)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                     -              (0.09)              (0.11)              (0.03)
  From net realized gains                        -              (0.23)                   -                   -
  In excess of net investment income             -                   -              (0.09)                   -
  In excess of net realized gains                -              (0.13)                   -              (0.09)
---------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                     -              (0.45)              (0.20)              (0.12)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.32              $10.05              $10.23               $9.61
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                            12.62%               2.61%               8.61%             (2.65)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                             $185,504            $165,892            $181,237            $114,673
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                         1.25%               1.25%               1.25%               1.25%
    Expenses, before waivers and
      reimbursements                         1.62%               1.63%               1.65%               1.71%
    Net investment income, net of
      waivers and reimbursements             1.23%               0.78%               0.92%               0.47%
    Net investment income (loss),
      before waivers and
      reimbursements                         0.86%               0.40%               0.52%               0.01%
  Portfolio Turnover Rate                   72.86%             190.94%             216.86%             158.31%
  Average Commission Per Share             $0.0286             $0.0201                  NA                  NA
---------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on April 6, 1994.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
NA - Disclosure not applicable to these periods.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS
                                                               INTERNATIONAL
                                                               SELECT EQUITY                            TECHNOLOGY
                                                                    FUND                                   FUND
                                                  ---------------------------------------           ------------------
                                                   SIX MONTHS   YEAR      YEAR     PERIOD           SIX MONTHS     YEAR
                                                     ENDED      ENDED     ENDED    ENDED              ENDED        ENDED
                                                   SEPT. 30,  MAR. 31,  MAR. 31,  MAR. 31,          SEPT. 30,    MAR. 31,
                                                      1997      1997      1996    1995<F1>             1997        1997
                                                  (UNAUDITED)                                      (UNAUDITED)
------------------------                          ----------------------------------------         --------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.37     $10.73    $ 9.78    $10.00              $11.95    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.05       0.04      0.01      0.04              (0.06)         -
  Net realized and unrealized gains (losses)
    on investments and foreign currency
    transactions                                       1.45     (0.25)      0.99    (0.23)                5.74      2.10
-------------------------------------------------------------------------------------------------------------------------
    Total Income (Loss) from
      Investment Operations                            1.50     (0.21)      1.00    (0.19)                5.68      2.10
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -     (0.03)    (0.02)    (0.03)                   -         -
  From net realized gains                                 -          -         -         -                   -    (0.15)
  In excess of net investment income                      -     (0.04)    (0.03)         -                   -         -
  In excess of net realized gains                         -     (0.08)         -         -                   -         -
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions Paid                              -     (0.15)    (0.05)    (0.03)                   -    (0.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.87     $10.37    $10.73     $9.78              $17.63    $11.95
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                     14.53%    (1.95)%    10.20%   (1.95)%              47.56%    20.82%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period          $122,767   $108,944  $102,719   $71,958             $84,920   $43,754
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                                  1.25%      1.25%     1.25%     1.25%               1.25%     1.25%
    Expenses, before waivers and
      reimbursements                                  1.64%      1.66%     1.71%     1.75%               1.61%     2.02%
    Net investment income (loss), net of
      waivers and reimbursements                      0.87%      0.47%     0.12%     0.47%             (0.95)%   (0.75)%
    Net investment income (loss), before
      waivers and reimbursements                      0.48%      0.06%   (0.34)%   (0.03)%             (1.31)%   (1.52)%
  Portfolio Turnover Rate                            39.34%     97.60%   176.71%    97.69%              31.60%    67.89%
  Average Commission Per Share                      $0.0263    $0.0210        NA        NA             $0.0685   $0.0651
---------------------------------------------------------------------------------------------------------------
<F1>  Commenced investment operations on April 5, 1994.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
NA - Disclosure not applicable to these periods.
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INCOME EQUITY FUND

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CONVERTIBLE PREFERRED
            STOCKS - 41.9%

            BANKING - 6.4%
    14,300  Banc One Corp., Series C                            $1,527
    60,000  National Australia Bank                              1,763
    12,700  NationsBank/Jefferson-Pilot ACES                     1,397
    52,000  Westpac Banking Corp. STRYPES                        1,637
                                                            ----------
                                                                 6,324
                                                            ----------
            COMMUNICATIONS - 1.3%
    23,200  Cincinnati Bell, Inc. DECS                           1,305
                                                            ----------
            FINANCIAL SERVICES - 1.8%
     7,000  Finova Finance Trust                                   461
    35,000  FSA Holdings DECS                                    1,326
                                                            ----------
                                                                 1,787
                                                            ----------
            FOOD AND BEVERAGES - 2.2%
    33,000  IBC/Ralston Purina SAILS                             2,223
                                                            ----------
            HEALTH SERVICES - 1.8%
    84,000  MedPartners, Inc.                                    1,801
                                                            ----------
            INSURANCE SERVICES - 3.3%
    16,500  American Bankers Insurance Group, Inc.               1,353
     4,000  American Heritage Life Investment Corp.                248
    23,100  St. Paul Capital LLC                                 1,657
                                                            ----------
                                                                 3,258
                                                            ----------
            MEDIA - 5.0%
    19,850  Sinclair Broadcast Group, Inc.                       1,069
    34,000  TCI Communications, Inc.                             1,751
    40,000  Time Warner/Houston Industries ACES                  2,080
                                                            ----------
                                                                 4,900
                                                            ----------
            PAPER PRODUCTS - 1.8%
    31,200  International Paper Co.                              1,751
                                                            ----------
            PETROLEUM PRODUCTS - 1.6%
    26,000  Unocal Capital Trust                                 1,576
                                                            ----------
            PROFESSIONAL SERVICES - 1.6%
    60,000  Snyder Communications, Inc. STRYPES                  1,624
                                                            ----------
NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            REAL ESTATE - 5.5%
    80,000  Equity Residential Properties Trust               $  2,065
    36,500  Security Capital Industrial Trust, Series B          1,104
    34,600  Rouse Co.                                            1,721
     8,750  Vornado Realty Trust                                   547
                                                            ----------
                                                                 5,437
                                                            ----------
            RESTAURANTS - 1.9%
    36,500  Wendy's Financing I                                  1,903
                                                            ----------
            RETAIL - 2.4%
    40,000  Kmart Financing I                                    2,340
                                                            ----------
            SANITARY SERVICES - 1.4%
    39,600  Browning-Ferris Industries, Inc.                     1,396
                                                            ----------
            TRANSPORTATION SERVICES - 1.8%
    60,000  Republic Industries, Inc. TRACES                     1,841
                                                            ----------
            UTILITIES - 2.1%
     9,800  MCN FELINE STRYPES PRIDES                              530
    38,200  MCN STRYPES                                          1,165
     8,000  US WEST, Inc.                                          424
                                                            ----------
                                                                 2,119
                                                            ----------
            Total Convertible Preferred Stocks
               (cost $36,389)                                   41,585
                                                            ----------
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            CONVERTIBLE BONDS - 35.0%

            BUILDING MATERIALS - 1.2%
    $1,050  Masco Corp.,
            5.25%, 2/15/12                                       1,176
                                                            ----------
            COMPUTERS AND OFFICE MACHINES - 2.4%
     1,000  EMC Corp.,
            3.25%, 3/15/02(1)                                    1,415
     1,000  Read-Rite Corp.,
            6.50%, 9/1/04                                        1,002
                                                            ----------
                                                                 2,417
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INCOME EQUITY FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 7.6%
    $2,000  Micron Technology, Inc.,
            7.00%, 7/1/04                                       $1,925
     1,900  Park Electrochemical Corp.,
            5.50%, 3/1/06                                        1,881
       900  Reptron Electronics, Inc.,
            6.75%, 8/1/04                                          931
       800  SCI Systems, Inc.,
            5.00%, 5/1/06(1)                                     1,588
     1,170  VLSI Technology, Inc.,
            8.25%, 10/1/05                                       1,229
                                                            ----------
                                                                 7,554
                                                            ----------
            HEALTH SERVICES - 4.7%
     1,600  ALZA Corp.,
            5.00%, 5/1/06                                        1,608
     1,600  Chiron Corp.,
            1.90%, 11/17/00(1)                                   1,496
     1,650  Novacare, Inc.,
            5.50%, 1/15/00                                       1,567
                                                            ----------
                                                                 4,671
                                                            ----------
            MANUFACTURING - 0.7%
       800  MascoTech, Inc.,
            4.50%, 12/15/03                                        724
                                                            ----------
            MEDIA - 2.0%
     2,400  Tele-Communications International,
            4.50%, 2/15/06                                       2,022
                                                            ----------
            METAL MINING - 0.9%
       850  Inco Ltd.,
            7.75%, 3/15/16                                         895
                                                            ----------
            OIL AND GAS - 2.1%
       750  Consolidated Natural Gas Co.,
            7.25%, 12/15/15                                        852
     1,200  Loews Corp./Diamond Offshore
            Drilling, Inc., 3.125%, 9/15/07                      1,224
                                                            ----------
                                                                 2,076
                                                            ----------
            PROFESSIONAL SERVICES - 1.2%
     1,000  CUC International, Inc.,
            3.00%, 2/15/02(1)                                    1,147
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            RECREATIONAL SERVICES - 1.1%
  $    836  WMS Industries, Inc.,
            5.75%, 12/1/02                                    $  1,045
                                                            ----------
            RETAIL - 7.5%
       850  Boston Chicken, Inc.,
            7.75%, 5/1/04                                          769
     1,000  Hasbro, Inc.,
            6.00%, 11/15/98                                      1,439
     1,475  Home Depot (The), Inc.,
            3.25%, 10/1/01                                       1,803
     1,050  Pier 1 Imports, Inc.,
            5.75%, 10/1/03                                       1,738
            Sports Authority (The), Inc.
     1,050     5.25%, 9/15/01                                      967
       750     5.25%, 9/15/01(1)                                   691
                                                            ----------
                                                                 7,407
                                                            ----------
            TECHNOLOGICAL EQUIPMENT - 1.0%
     1,000  Cymer, Inc.,
            3.50%, 8/6/04(1)                                       956
                                                            ----------
            TRANSPORTATION PARTS AND
            EQUIPMENT - 1.0%
       750  Magna International, Inc.,
            5.00%, 10/15/02                                        992
                                                            ----------
            TRAVEL AND LEISURE - 1.6%
     1,375  Hilton Hotels Corp.,
            5.00%, 5/15/06                                       1,616
                                                            ----------
            Total Convertible Bonds
            (cost $31,340)                                      34,698
                                                            ----------
NUMBER
OF SHARES
----------------------------------------------------------------------

            COMMON STOCKS - 19.4%

            BUILDING MATERIALS - 0.8%
    17,900  Masco Corp.                                            820
                                                            ----------
            COMMUNICATIONS - 2.3%
    18,500  Ameritech Corp.                                      1,230
    24,000  AT&T Corp.                                           1,063
                                                            ----------
                                                                 2,293
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INCOME EQUITY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMPUTERS AND OFFICE MACHINES - 3.3%
    32,000  Adaptec, Inc.                                     $  1,496
    40,000  Digital Equipment Corp.*                             1,733
                                                            ----------
                                                                 3,229
                                                            ----------
            FOOD AND BEVERAGES - 0.9%
    14,000  ConAgra, Inc.                                          924
                                                            ----------
            MANUFACTURING - 2.1%
    20,000  Bandag, Inc.                                         1,059
    50,001  MascoTech, Inc.                                      1,025
                                                            ----------
                                                                 2,084
                                                            ----------
            OIL AND GAS - 3.6%
     9,500  Amoco Corp.                                            916
    14,000  Ashland, Inc.                                          761
    12,000  Consolidated Natural Gas Co.                           698
    20,800  Royal Dutch Petroleum Co.                            1,154
                                                            ----------
                                                                 3,529
                                                            ----------
            PHARMACEUTICALS - 1.0%
    11,600  Bristol-Myers Squibb Co.                               960
                                                            ----------

            PROFESSIONAL SERVICES - 1.0%
    13,100  Omnicom Group, Inc.                                    953
                                                            ----------

            RECREATION AND LEISURE SERVICES - 1.2%
    15,000  Disney (The Walt) Co.                                1,209
                                                            ----------

            RETAIL - 1.7%
    14,500  Costco Cos., Inc.*                                     546
    37,000  TJX Cos., Inc.                                       1,131
                                                            ----------
                                                                 1,677
                                                            ----------
            TRANSPORTATION PARTS AND
            EQUIPMENT - 1.1%
    24,000  Ford Motor Co.                                       1,086
                                                            ----------
            UTILITIES - 0.4%
     8,800  Northern States Power Co.                              438
                                                            ----------
               Total Common Stocks
               (cost $14,127)                                   19,202
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 3.6%

    $3,598  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $3,598)                                     $  3,598
                                                            ----------
            Total Investments - 99.9%
            (cost $85,454)                                      99,083
            Other Assets less Liabilities - 0.1%                   153
                                                            ----------
            NET ASSETS - 100.0%                                $99,236
                                                            ==========

<F1>  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, the value of these securities amounted to approximately $7,293,000 or 7.3% of net assets.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 94.9%

            AGRICULTURE - 0.1%
       600  Pioneer Hi-Bred International, Inc.               $     55
                                                            ----------
            APPAREL - 0.1%
       500  Liz Claiborne, Inc.                                     27
       500  VF Corp.                                                46
                                                            ----------
                                                                    73
                                                            ----------
            BANKING - 7.5%
       700  Ahmanson (H.F.) & Co.                                   40
     4,200  Banc One Corp.                                         234
     5,000  BankAmerica Corp.                                      366
     1,000  BankBoston Corp.                                        88
       700  Bankers Trust New York Corp.                            86
     2,700  Bank of New York Co., Inc.                             130
     1,400  Barnett Banks, Inc.                                     99
     3,000  Chase Manhattan Corp.                                  354
     3,300  Citicorp                                               442
       800  Comerica, Inc.                                          63
     1,500  CoreStates Financial Corp.                              99
     1,150  Fifth Third Bancorp                                     75
     2,100  First Chicago NBD Corp.                                158
     4,000  First Union Corp.                                      200
       400  Golden West Financial Corp.                             36
     1,100  Huntington Bancshares, Inc.                             40
     1,600  KeyCorp                                                102
     1,800  Mellon Bank Corp.                                       99
     1,300  Morgan (J.P.) & Co., Inc.                              148
     1,500  National City Corp.                                     92
     5,122  NationsBank Corp.                                      317
     2,700  Norwest Corp.                                          165
     2,200  PNC Bank Corp.                                         107
       400  Republic New York Corp.                                 45
     1,200  State Street Corp.                                      73
     1,500  SunTrust Banks, Inc.                                   102
     1,755  U.S. Bancorp                                           169
     1,100  Wachovia Corp.                                          79
       600  Wells Fargo & Co.                                      165
                                                            ----------
                                                                 4,173
                                                            ----------
            BITUMINOUS COAL AND LIGNITE SURFACE
            MINING - 0.1%
     2,074  Houston Industries, Inc.                                45
       100  NACCO Industries, Inc.                                  12
                                                            ----------
                                                                    57
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)

----------------------------------------------------------------------
            BROKERAGE AND FINANCIAL SERVICES - 2.0%
     3,400  American Express Co.                               $   278
     1,900  Charles Schwab (The) Corp.                              68
     1,800  Fleet Financial Group, Inc.                            118
     1,000  Green Tree Financial Corp.                              47
     2,400  Merrill Lynch & Co., Inc.                              178
     4,250  Morgan Stanley, Dean Witter,
            Discover and Co.                                       230
       800  Salomon, Inc.                                           60
     1,810  Washington Mutual, Inc.                                126
                                                            ----------
                                                                 1,105
                                                            ----------
            CHEMICALS, PHARMACEUTICALS AND
            ALLIED PRODUCTS - 10.0%
     5,500  Abbott Laboratories                                    352
       800  Air Products and Chemicals, Inc.                        66
       500  Allergan, Inc.                                          18
     4,700  American Home Products Corp.                           343
     1,900  Amgen, Inc.*                                            91
     2,000  Baxter International, Inc.                             105
     7,200  Bristol-Myers Squibb Co.                               596
       700  Clorox (The) Co.                                        52
     2,100  Colgate-Palmolive Co.                                  146
     1,600  Dow Chemical Co.                                       145
     8,100  du Pont (E.I.) de Nemours & Co.                        499
       600  Eastman Chemical Co.                                    37
       500  Ecolab, Inc.                                            24
       300  FMC Corp.*                                              27
       400  Goodrich (B.F.) Co.                                     18
       500  Grace (W.R.) & Co.                                      37
       400  Great Lakes Chemical Corp.                              20
       700  Hercules, Inc.                                          35
       800  International Flavors & Fragrances, Inc.                39
     4,000  Lilly (Eli) & Co.                                      482
     8,700  Merck & Co., Inc.                                      869
     1,000  Morton International, Inc.                              36
       500  Nalco Chemical Co.                                      20
     9,300  Pfizer, Inc.                                           559
     3,700  Pharmacia & Upjohn, Inc.                               135
     1,300  PPG Industries, Inc.                                    81
     1,100  Praxair, Inc.                                           56
       400  Rohm & Haas Co.                                         38
     5,300  Schering-Plough Corp.                                  273
     1,200  Sherwin-Williams Co.                                    35
       700  Sigma-Aldrich Corp.                                     23
       900  Union Carbide Corp.                                     44
     2,000  Warner-Lambert Co.                                     270
                                                            ----------
                                                                 5,571
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMUNICATIONS - 7.1%
     3,600  AirTouch Communications, Inc.*                     $   127
     1,300  ALLTEL Corp.                                            45
     4,000  Ameritech Corp.                                        266
    11,700  AT&T Corp.                                             518
     5,604  Bell Atlantic Corp.                                    451
     7,100  BellSouth Corp.                                        328
       700  Clear Channel Communications, Inc.*                     45
     2,500  Comcast Corp., Class A Special                          64
     1,200  Frontier Corp.                                          28
     6,900  GTE Corp.                                              313
     4,600  Lucent Technologies, Inc.                              374
       500  Mallinckrodt, Inc.                                      18
     5,000  MCI Communications Corp.                               147
     1,100  NextLevel Systems, Inc.*                                18
       700  Providian Corp.                                         28
     6,628  SBC Communications, Inc.                               407
     3,100  Sprint Corp.                                           155
     1,300  Tellabs, Inc.*                                          67
     3,400  US WEST Communications Group                           131
     4,400  US WEST Media Group*                                    98
     2,500  Viacom, Inc., Class B*                                  79
     6,500  WorldCom, Inc.*                                        230
                                                            ----------
                                                                 3,937
                                                            ----------
            COMPUTERS AND OFFICE MACHINES - 6.5%
       500  Adobe Systems, Inc.                                     25
       900  Apple Computer, Inc.*                                   19
     1,400  Bay Networks, Inc.*                                     54
     1,100  Cabletron Systems, Inc.*                                35
       600  Ceridian Corp.*                                         22
     4,800  Cisco Systems, Inc.*                                   351
     5,420  Compaq Computer Corp.*                                 405
       300  Data General Corp.*                                      8
     2,400  Dell Computer Corp.*                                   233
     1,100  Digital Equipment Corp.*                                48
     1,800  EMC Corp.*                                             105
     7,100  International Business Machines Corp.                  752
     8,600  Microsoft Corp.*                                     1,138
       900  Parametric Technology Co.*                              40
     1,000  Pitney Bowes, Inc.                                      83
     1,800  Seagate Technology, Inc.*                               65
     1,300  Silicon Graphics, Inc.*                                 34
       800  Tandy Corp.                                             27
     2,500  3Com Corp.*                                            128
     1,300  Unisys Corp.*                                           20
                                                            ----------
                                                                 3,592
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            CONSTRUCTION - 0.2%
       800  Dover Corp.                                        $    54
     1,300  Dresser Industries, Inc.                                56
                                                            ----------
                                                                   110
                                                            ----------
            CONSUMER PRODUCTS - 4.7%
     1,000  Avon Products, Inc.                                     62
     1,200  Fortune Brands, Inc.                                    40
     4,000  Gillette Co.                                           345
     9,600  Johnson & Johnson                                      553
     4,000  Kimberly-Clark Corp.                                   196
    17,400  Philip Morris Cos., Inc.                               723
     9,700  Procter & Gamble Co.                                   670
                                                            ----------
                                                                 2,589
                                                            ----------
            CREDIT INSTITUTIONS - 0.5%
       400  Beneficial Corp.                                        30
       800  Countrywide Credit Industries, Inc.                     29
       800  Household International, Inc.                           90
     2,450  MBNA Corp.                                              99
       800  MGIC Investment Corp.                                   46
                                                            ----------
                                                                   294
                                                            ----------
            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 7.8%
     1,000  Advanced Micro Devices, Inc.*                           33
     1,600  AMP, Inc.                                               86
       650  Andrew Corp.*                                           17
     1,300  Applied Materials, Inc.*                               124
       900  Cooper Industries, Inc.                                 49
       800  DSC Communications Corp.*                               22
     3,200  Emerson Electric Co.                                   184
    23,600  General Electric Co.                                 1,606
       600  Harris Corp.                                            27
    11,800  Intel Corp.                                          1,089
       800  ITT Corp.*                                              54
       600  KLA-Tencor Corp.*                                       41
     1,000  LSI Logic Corp.*                                        32
       700  Maytag Corp.                                            24
     1,500  Micron Technology, Inc.*                                52
     4,300  Motorola, Inc.                                         309
     1,000  National Semiconductor Corp.*                           41
       300  National Service Industries, Inc.                       13
     1,900  Northern Telecom Ltd.                                  197
       300  Raychem Corp.                                           25
       600  Scientific-Atlanta, Inc.                                14
     3,600  Tele-Communications, Inc.*                              74
     1,400  Texas Instruments, Inc.                                189

 See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 7.8% (CONT'D.)
       400  Thomas & Betts Corp.                               $    22
       500  Whirlpool Corp.                                         33
                                                            ----------
                                                                 4,357
                                                            ----------
            FOOD AND BEVERAGES - 6.5%
     3,500  Anheuser-Busch Cos., Inc.                              158
     3,985  Archer-Daniels-Midland Co.                              95
       500  Brown-Forman Corp., Class B                             25
     3,300  Campbell Soup Co.                                      162
    17,900  Coca-Cola (The) Co.                                  1,091
     1,700  ConAgra, Inc.                                          112
       300  Coors (Adolph) Co., Class B                             11
     1,000  CPC International, Inc.                                 93
     1,200  General Mills, Inc.                                     83
     2,700  Heinz (H.J.) Co.                                       125
     1,000  Hershey Foods Corp.                                     57
     3,000  Kellogg Co.                                            126
     5,000  McDonalds Corp.                                        238
    11,000  PepsiCo, Inc.                                          446
     1,000  Quaker Oats (The) Co.                                   50
       800  Ralston-Ralston Purina Group                            71
     3,500  Sara Lee Corp.                                         180
     2,700  Seagram (The) Co. Ltd.                                  95
     1,200  Unilever N.V.                                          255
     1,300  UST, Inc.                                               40
       700  Whitman Corp.                                           19
       800  Wrigley (Wm.) Jr. Co.                                   60
                                                            ----------
                                                                 3,592
                                                            ----------
            FURNITURE - 0.1%
     1,200  Masco Corp.                                             55
                                                            ----------
            GENERAL BUILDING CONTRACTORS - 0.1%
       200  Centex Corp.                                            12
       900  Honeywell, Inc.                                         60
       300  Kaufman & Broad Home Corp.                               7
                                                            ----------
                                                                    79
                                                            ----------
            GLASS, CLAY AND STONE PRODUCTS - 0.2%
     1,700  Corning, Inc.                                           80
     1,100  Newell Co.                                              44
                                                            ----------
                                                                   124
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)

----------------------------------------------------------------------
            HEALTH SERVICES - 1.2%
       600  ALZA Corp.*                                       $     17
       800  Beverly Enterprises, Inc.*                              14
       800  Cardinal Health, Inc.                                   57
     4,700  Columbia/HCA Healthcare Corp.                          135
     1,100  Guidant Corp.                                           62
     2,500  HEALTHSOUTH Corp.*                                      67
     1,200  Humana, Inc.*                                           28
       500  Manor Care, Inc.                                        17
     3,400  Medtronic, Inc.                                        160
       700  St. Jude Medical, Inc.*                                 25
     2,200  Tenet Healthcare Corp.*                                 64
                                                            ----------
                                                                   646
                                                            ----------
            HEAVY CONSTRUCTION - 0.2%
       600  Fluor Corp.                                             32
       300  Foster Wheeler Corp.                                    13
     1,800  Halliburton Co.                                         94
                                                            ----------
                                                                   139
                                                            ----------
            INDUSTRIAL INSTRUMENTS - 2.2%
       400  Bard (C.R.), Inc.                                       14
       400  Bausch & Lomb, Inc.                                     16
       900  Becton, Dickinson & Co.                                 43
       800  Biomet, Inc.                                            19
     1,400  Boston Scientific Corp.*                                77
     2,300  Eastman Kodak Co.                                      149
     7,500  Hewlett-Packard Co.                                    522
       600  Johnson Controls, Inc.                                  30
       300  Millipore Corp.                                         15
       300  Perkin-Elmer Corp.                                      22
       300  Polaroid Corp.                                          15
     1,700  Raytheon Co.                                           101
       200  Tektronix, Inc.                                         13
       500  US Surgical Corp.                                       15
     2,300  Xerox Corp.                                            194
                                                            ----------
                                                                 1,245
                                                            ----------
            INSURANCE SERVICES - 4.5%
     1,100  Aetna, Inc.                                             89
     3,100  Allstate Corp.                                         249
     1,821  American General Corp.                                  94
     5,050  American International Group, Inc.                     521
     1,250  Aon Corp.                                               66
     1,200  Chubb (The) Corp.                                       85
       500  CIGNA Corp.                                             93
     1,400  Conseco, Inc.                                           68

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            INSURANCE SERVICES - 4.5% (CONT'D.)
       600  General Re Corp.                                   $   119
       800  Hartford Financial Services Group (The), Inc.           69
       500  Jefferson-Pilot Corp.                                   40
       700  Lincoln National Corp.                                  49
       800  Loews Corp.                                             90
     1,200  Marsh & McLennan Cos., Inc.                             92
       300  MBIA, Inc.                                              38
       500  Progressive Corp.                                       54
       900  SAFECO Corp.                                            48
       600  St. Paul Cos., Inc.                                     49
     1,450  SunAmerica, Inc.                                        57
     1,000  Torchmark Corp.                                         39
       500  Transamerica Corp.                                      50
     4,566  Travelers Group, Inc.                                  312
     1,400  United Healthcare Corp.                                 70
     1,000  UNUM Corp.                                              46
       800  USF&G Corp.                                             18
                                                            ----------
                                                                 2,505
                                                            ----------
            JEWELRY AND PRECIOUS METALS - 0.0%
       300  Jostens, Inc.                                            8
                                                            ----------
            LEATHER PRODUCTS - 0.0%
       300  Stride Rite Corp.                                        4
                                                            ----------
            LUMBER AND WOOD PRODUCTS - 0.0%
       800  Louisiana-Pacific Corp.                                 20
                                                            ----------
            MACHINERY - 1.4%
     1,200  Baker Hughes, Inc.                                      52
       700  Black & Decker Corp.                                    26
       200  Briggs & Stratton Corp.                                 10
       700  Brunswick Corp.                                         25
       500  Case Corp.                                              33
     2,700  Caterpillar, Inc.                                      146
       300  Cincinnati Milacron, Inc.                                8
       300  Cummins Engine Co., Inc.                                23
     1,800  Deere & Co.                                             97
       400  General Signal Corp.                                    17
       400  Harnischfeger Industries, Inc.                          17
     1,200  Ingersoll-Rand Co.                                      52
     1,200  Tenneco, Inc.                                           57
     1,100  Thermo Electron Corp.*                                  44
       500  Timken (The) Co.                                        20
     1,900  Tyco International Ltd.                                156
                                                            ----------
                                                                   783
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            MANUFACTURING - 0.1%
       200  Aeroquip-Vickers, Inc.                                $ 10
       400  Alberto-Culver Co., Class B                             12
       900  ITT Industries, Inc.                                    30
       200  Pulte Corp.                                              8
                                                            ----------
                                                                    60
                                                            ----------

            MERCHANDISE - GENERAL - 0.1%
       400  Snap-On, Inc.                                           18
       600  Stanley Works (The)                                     26
                                                            ----------
                                                                    44
                                                            ----------
            METAL MINING - 0.5%
     2,700  Barrick Gold Corp.                                      67
     1,700  Battle Mountain Gold Co.                                12
       700  Cyprus Amax Minerals Co.                                17
     1,000  Echo Bay Mines Ltd.                                      6
     1,400  Freeport-McMoRan Copper & Gold,
            Inc., Class B                                           40
     1,100  Homestake Mining Co.                                    17
     1,200  Inco, Ltd.                                              30
     1,144  Newmont Mining Corp.                                    51
     1,700  Placer Dome, Inc.                                       33
                                                            ----------
                                                                   273
                                                            ----------
            METAL PRODUCTS - 0.2%
     1,300  Allegheny Teledyne, Inc.                                37
       200  Ball Corp.                                               7
       350  Crane Co.                                               14
       400  McDermott International, Inc.                           15
       850  Parker-Hannifin Corp.                                   38
                                                            ----------
                                                                   111
                                                            ----------
            MORTGAGE AGENCIES - 1.0%
     5,000  Freddie Mac                                            176
     7,600  Fannie Mae                                             357
                                                            ----------
                                                                   533
                                                            ----------
            NATURAL GAS - 0.7%
       600  Apache Corp.                                            26
       800  Coastal Corp.                                           49
       400  Columbia Gas System, Inc.                               28
       700  Consolidated Natural Gas Co.                            41
       100  Eastern Enterprises                                      4
     2,200  Enron Corp.                                             85
       300  NICOR, Inc.                                             11

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            NATURAL GAS - 0.7% (CONT'D.)
       200  ONEOK, Inc.                                       $      7
       600  Pacific Enterprises                                     20
       300  Peoples Energy Corp.                                    11
       600  Sonat, Inc.                                             31
     1,100  Williams Cos. (The), Inc.                               51
                                                            ----------
                                                                   364
                                                            ----------
            OFFICE EQUIPMENT - 0.0%
     1,000  IKON Office Solutions, Inc.                             26
                                                            ----------
            OIL AND GAS - 5.4%
       400  Anadarko Petroleum Corp.                                29
       900  Burlington Resources, Inc.                              46
     4,700  Chevron Corp.                                          391
    17,800  Exxon Corp.                                          1,140
       200  Helmerich & Payne, Inc.                                 16
       200  Louisiana Land & Exploration Co.                        16
     2,400  Occidental Petroleum Corp.                              62
       800  Oryx Energy Co.*                                        20
       600  Rowan Cos., Inc.*                                       21
    15,400  Royal Dutch Petroleum Co.                              855
     3,600  Schlumberger Ltd.                                      303
     1,869  Union Pacific Resources Group, Inc.                     49
       400  Western Atlas, Inc.*                                    35
                                                            ----------
                                                                 2,983
                                                            ----------

            PACKAGING AND CONTAINER PRODUCTS - 0.1%
       900  Crown Cork & Seal Co., Inc.                             42
     1,000  Owens-Illinois, Inc.*                                   34
                                                            ----------
                                                                    76
                                                            ----------
            PAPER PRODUCTS - 1.5%
       700  Avery Dennison Corp.                                    28
       400  Bemis Co., Inc.                                         18
       400  Boise Cascade Corp.                                     17
       700  Champion International Corp.                            43
     1,400  Fort James Corp.                                        64
       700  Georgia-Pacific Corp.                                   73
     2,200  International Paper Co.                                121
       400  Mead Corp.                                              29
     3,000  Minnesota Mining & Manufacturing Co.                   278
       700  Stone Container Corp.                                   11
       400  Temple-Inland, Inc.                                     26
       500  Union Camp Corp.                                        31
       700  Westvaco Corp.                                          25

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PAPER PRODUCTS - 1.5% (CONT'D.)
     1,400  Weyerhaeuser Co.                                  $     83
                                                            ----------
                                                                   847
                                                            ----------
            PERSONAL SERVICES - 0.6%
       700  Block (H&R), Inc.                                       27
     1,100  HFS, Inc.*                                              82
     1,800  Hilton Hotels Corp.                                     61
       900  Marriott International, Inc.                            64
     1,800  Service Corp. International                             58
       800  Willamette Industries, Inc.                             31
                                                            ----------
                                                                   323
                                                            ----------
            PETROLEUM - 2.8%
       700  Amerada Hess Corp.                                      43
     3,500  Amoco Corp.                                            337
       500  Ashland, Inc.                                           27
     2,300  Atlantic Richfield Co.                                 196
       300  Kerr-McGee Corp.                                        21
     5,700  Mobil Corp.                                            422
       300  Pennzoil Co.                                            24
     1,900  Phillips Petroleum Co.                                  98
       500  Sun Co., Inc.                                           22
     3,800  Texaco, Inc.                                           233
     1,800  Unocal Corp.                                            78
     2,100  USX - Marathon Group                                    78
                                                            ----------
                                                                 1,579
                                                            ----------
            PRINTING AND PUBLISHING - 1.2%
       500  American Greetings Corp., Class A                       18
       600  Deluxe Corp.                                            20
     1,100  Donnelley (R.R.) & Sons Co.                             39
       700  Dow Jones & Co., Inc.                                   33
     1,000  Gannett Co., Inc.                                      108
       200  Harland (John H.) Co.                                    5
       600  Knight-Ridder, Inc.                                     33
       700  McGraw Hill Cos., Inc.                                  47
       400  Meredith Corp.                                          13
       600  Moore Corp. Ltd.                                        11
       700  New York Times Co., Class A                             37
     4,000  Time Warner, Inc.                                      217
       700  Times Mirror Co., Class A                               38
       900  Tribune Co.                                             48
                                                            ----------
                                                                   667
                                                            ----------
            PROFESSIONAL SERVICES - 1.9%
       300  Autodesk, Inc.                                          14

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PROFESSIONAL SERVICES - 1.9% (CONT'D.)
     2,100  Automatic Data Processing, Inc.                    $   105
     2,600  Computer Associates International, Inc.                187
       600  Computer Sciences Corp.*                                42
     2,900  CUC International, Inc.*                                90
     1,100  Equifax, Inc.                                           35
     3,200  First Data Corp.                                       120
       850  Interpublic Group of Cos., Inc.                         44
     2,500  Novell, Inc.*                                           22
     7,050  Oracle Corp.*                                          257
       600  Ryder System, Inc.                                      22
       400  Safety-Kleen Corp.                                      10
       200  Shared Medical Systems Corp.                            11
     2,700  Sun Microsystems, Inc.*                                126
                                                            ----------
                                                                 1,085
                                                            ----------

            RECREATION AND LEISURE SERVICES - 1.0%
     4,900  Disney (The Walt) Co.                                  395
       500  Harcourt General, Inc.                                  25
       700  Harrah's Entertainment, Inc.*                           16
       300  King World Productions, Inc.                            13
     2,100  Mattel, Inc.                                            70
     1,300  Mirage Resorts, Inc.*                                   39
                                                            ----------
                                                                   558
                                                            ----------
            RESEARCH AND CONSULTING SERVICES - 0.2%
     1,200  Cognizant Corp.                                         49
     1,200  Dun & Bradstreet (The) Corp.                            34
       300  EG&G, Inc.                                               6
                                                            ----------
                                                                    89
                                                            ----------
            RETAIL - 4.7%
     1,800  Albertson's, Inc.                                       63
     2,000  American Stores Co.                                     49
     1,100  Autozone, Inc.*                                         33
       800  Charming Shoppes, Inc.*                                  5
       700  Circuit City Stores, Inc.                               28
     1,500  Costco Cos., Inc.*                                      56
     1,200  CVS Corp.                                               68
     1,100  Darden Restaurants, Inc.                                13
     1,600  Dayton-Hudson Corp.                                     96
       800  Dillard's, Inc., Class A                                35
     1,500  Federated Department Stores, Inc.*                      65
     1,900  Gap (The), Inc.                                         95
       400  Giant Food, Inc., Class A                               13
       300  Great Atlantic & Pacific Tea Co., Inc.                  10

NUMBER                                                          VALUE
OF SHARES                                                      (000S)

----------------------------------------------------------------------
            RETAIL - 4.7% (CONT'D.)
       950  Hasbro, Inc.                                      $     27
     5,250  Home Depot (The), Inc.                                 274
     3,500  Kmart Corp.*                                            49
     1,800  Kroger (The) Co.*                                       54
     1,900  Limited (The), Inc.                                     46
       300  Longs Drug Stores, Inc.                                  8
     1,300  Lowe's Cos., Inc.                                       51
     1,700  May Department Stores Co.                               93
       300  Mercantile Stores Co., Inc.                             19
     2,100  NIKE, Inc., Class B                                    111
       600  Nordstrom, Inc.                                         38
     1,800  Penney (J.C.) Co., Inc.                                105
       500  Pep Boys - Manny, Moe & Jack                            14
       400  Reebok International Ltd.*                              19
       900  Rite Aid Corp.                                          50
     2,800  Sears, Roebuck & Co.                                   159
       400  SUPERVALU, Inc.                                         16
     1,200  TJX Cos., Inc.                                          37
     2,100  Toys "R" Us, Inc.*                                      75
    16,300  Wal-Mart Stores, Inc.                                  597
     3,500  Walgreen Co.                                            90
       900  Wendy's International, Inc.                             19
     1,100  Winn-Dixie Stores, Inc.                                 39
     1,000  Woolworth Corp.*                                        22
                                                            ----------
                                                                 2,641
                                                            ----------
            RUBBER AND PLASTICS - 0.6%
       300  Armstrong World Industries, Inc.                        20
       600  Cooper Tire & Rubber Co.                                16
     1,100  Goodyear (The) Tire & Rubber Co.                        76
     4,200  Monsanto Co.                                           164
     1,100  Rubbermaid, Inc.                                        28
       400  Tupperware Corp.                                        11
                                                            ----------
                                                                   315
                                                            ----------
            SANITARY SERVICES - 0.4%
     1,500  Browning-Ferris Industries, Inc.                        57
     2,400  Laidlaw, Inc.                                           36
     3,223  Waste Management, Inc.                                 113
                                                            ----------
                                                                   206
                                                            ----------
            SERVICE INDUSTRY MACHINERY - 0.3%
       900  Pall Corp.                                              19
     4,700  Westinghouse Electric Corp.                            127
                                                            ----------
                                                                   146
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            STEEL PRODUCTS - 0.7%
     1,600  Alcan Aluminium Ltd.                               $    56
     1,300  Aluminum Co. of America                                107
       800  Armco, Inc.*                                             5
       300  ASARCO, Inc.                                            10
       800  Bethlehem Steel Corp.*                                   8
     1,000  Engelhard Corp.                                         22
       300  Inland Steel Industries, Inc.                            7
       600  Nucor Corp.                                             32
       400  Owens Corning                                           15
       400  Phelps Dodge Corp.                                      31
       500  Reynolds Metals Co.                                     35
       600  USX - U.S. Steel Group                                  21
       700  Worthington Industries, Inc.                            14
                                                            ----------
                                                                   363
                                                            ----------
            TEXTILES -- 0.1%
       500  Fruit of the Loom, Inc., Class A*                       14
       300  Russell Corp.                                            9
       100  Springs Industries, Inc., Class A                        5
                                                            ----------
                                                                    28
                                                            ----------

            TRANSPORTATION PARTS AND EQUIPMENT - 4.2%
     4,100  AlliedSignal, Inc.                                     174
     7,252  Boeing (The) Co.                                       395
     4,900  Chrysler Corp.                                         180
       800  Dana Corp.                                              40
       600  Eaton Corp.                                             55
       500  Echlin, Inc.                                            18
       300  Fleetwood Enterprises, Inc.                             10
     8,600  Ford Motor Co.                                         389
       400  General Dynamics Corp.                                  35
     5,200  General Motors Corp.                                   348
     1,800  Illinois Tool Works, Inc.                               90
     1,400  Lockheed Martin Corp.                                  149
       500  Navistar International Corp.*                           14
       500  Northrop Grumman Corp.                                  61
       600  PACCAR, Inc.                                            34
     1,500  Rockwell International Corp.                            94
     1,200  Textron, Inc.                                           78
       900  TRW, Inc.                                               49
     1,700  United Technologies Corp.                              138
                                                            ----------
                                                                 2,351
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            TRANSPORTATION SERVICES - 1.2%
       700  AMR Corp.*                                        $     77
     1,100  Burlington Northern Santa Fe Corp.                     106
       300  Caliber System, Inc.                                    16
     1,600  CSX Corp.                                               94
       500  Delta Air Lines, Inc.                                   47
       800  Federal Express Corp.*                                  64
       900  Norfolk Southern Corp.                                  93
     1,000  Southwest Airlines Co.                                  32
     1,800  Union Pacific Corp.                                    113
       600  US Airways Group, Inc.*                                 25
                                                            ----------
                                                                   667
                                                            ----------
            UTILITIES - 2.2%
     1,400  American Electric Power Co.                             64
     1,100  Baltimore Gas & Electric Co.                            30
     1,100  Carolina Power & Light Co.                              39
     1,500  Central & South West Corp.                              33
     1,100  Cinergy Corp.                                           37
     1,700  Consolidated Edison Co. of New York, Inc.               58
     1,300  Dominion Resources, Inc.                                49
     1,000  DTE Energy Co.                                          30
     2,544  Duke Energy Co.                                        126
     2,900  Edison International                                    73
     1,700  Entergy Corp.                                           44
     1,300  FPL Group, Inc.                                         67
       900  GPU, Inc.                                               32
     1,000  Niagara Mohawk Power Corp.*                             10
       500  Northern States Power Co.                               25
     1,100  Ohio Edison Co.                                         26
     3,100  PG&E Corp.                                              72
     2,100  PacifiCorp                                              47
     1,600  PECO Energy Co.                                         38
     1,200  PP&L Resources, Inc.                                    26
     1,700  Public Service Enterprise Group, Inc.                   44
     4,900  Southern Co.                                           111
     1,712  Texas Utilities Co.                                     62
     1,600  Unicom Corp.                                            37
       700  Union Electric Co.                                      27
                                                            ----------
                                                                 1,207
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            WHOLESALE - 0.2%
       300  Fleming Cos., Inc.                              $        5
     1,250  Genuine Parts Co.                                       38
       400  Grainger (W.W.), Inc.                                   36
       200  Potlatch Corp.                                          10
     1,300  Sysco Corp.                                             48
                                                            ----------
                                                                   137
                                                            ----------
            Total Common Stocks
            (cost $46,030)                                      52,792
                                                            ----------

            OTHER INVESTMENT - 3.3%
    19,400  Standard & Poor's Depository Receipt
            Unit Trust, Series 1
            (cost $1,782)                                        1,831
                                                            ----------
PRINCIPAL
AMOUNT
(000S)
---------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 0.0%
       $15  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $15)                                              15
                                                            ----------
            Total Investments - 98.2%
            (cost $47,827)                                      54,638

            Other Assets less Liabilities - 1.8%                 1,015
                                                            ----------
            NET ASSETS - 100.0%                                $55,653
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

GROWTH EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 96.2%

            Banking - 6.9%
    43,300  Chase Manhattan Corp.                             $  5,109
   109,650  Fifth Third Bancorp                                  7,168
   255,500  State Street Corp.                                  15,570
                                                            ----------
                                                                27,847
                                                            ----------
            BROKERAGE AND FINANCIAL SERVICES - 5.8%
   167,000  Merrill Lynch & Co., Inc.                           12,389
    22,700  Metris Cos., Inc.                                      983
   147,800  Price (T. Rowe), Associates, Inc.                    9,940
                                                            ----------
                                                                23,312
                                                            ----------
            CHEMICALS AND ALLIED PRODUCTS - 1.8%
   114,800  du Pont (E.I.) de Nemours & Co.                      7,067
                                                            ----------
            COMMUNICATIONS - 4.2%
   119,200  ADC Telecommunications, Inc.*                        3,874
    29,200  Ascend Communications, Inc.*                           945
    69,000  Newbridge Networks Corp.*                            4,131
    88,000  P-COM, Inc.*                                         2,107
   117,950  Tellabs, Inc.*                                       6,074
                                                            ----------
                                                                17,131
                                                            ----------
            COMPUTERS AND OFFICE MACHINES - 8.0%
   126,300  Cisco Systems, Inc.*                                 9,228
    56,528  Diebold, Inc.                                        2,678
    54,700  EMC Corp.*                                           3,193
    58,200  McAfee Associates, Inc.*                             3,085
    54,800  Microsoft Corp.*                                     7,251
    71,400  PeopleSoft, Inc.*                                    4,266
    57,600  Siebel Systems, Inc.*                                2,452
                                                            ----------
                                                                32,153
                                                            ----------
            CONSUMER PRODUCTS - 7.3%
    91,600  Gillette Co.                                         7,906
   111,000  Johnson & Johnson                                    6,396
   144,400  Philip Morris Cos., Inc.                             6,002
   100,200  Procter & Gamble Co.                                 6,920
    49,100  Sunbeam Corp.                                        2,179
                                                            ----------
                                                                29,403
                                                            ----------
            ELECTRONICS AND OTHER ELECTRICAL
            Equipment - 10.4%
   195,700  Analog Devices, Inc.*                                6,556

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 10.4% (CONT'D.)
   185,600  General Electric Co.                               $12,632
   140,200  Intel Corp.                                         12,942
    28,600  Motorola, Inc.                                       2,056
    40,100  Nokia Corp., ADR                                     3,762
    41,700  Sony Corp., ADR                                      3,917
                                                            ----------
                                                                41,865
                                                            ----------
            FOOD AND BEVERAGES - 2.9%
   131,100  Coca-Cola (The) Co.                                  7,989
    73,800  Sara Lee Corp.                                       3,801
                                                            ----------
                                                                11,790
                                                            ----------
            GENERAL BUILDING CONTRACTORS - 0.3%
    18,300  Centex Corp.                                         1,068
                                                            ----------
            HEALTH SERVICES - 4.9%
    91,700  Cardinal Health, Inc.                                6,511
    22,600  Centocor, Inc.*                                      1,075
    62,000  Guidant Corp.                                        3,472
    26,000  Health Care & Retirement Corp.*                        967
   168,800  Medtronic, Inc.                                      7,934
                                                            ----------
                                                                19,959
                                                            ----------
            INDUSTRIAL PRODUCTS - 0.5%
    43,000  MSC Industrial Direct Co., Inc.*                     1,978
                                                            ----------
            INSURANCE SERVICES - 3.3%
    79,200  American International Group, Inc.                   8,172
    40,600  MBIA, Inc.                                           5,093
                                                            ----------
                                                                13,265
                                                            ----------
            OIL AND GAS - 11.2%
    76,500  Amoco Corp.                                          7,373
    37,500  Diamond Offshore Drilling, Inc.                      2,070
   152,200  Exxon Corp.                                          9,750
    52,600  Mobil Corp.                                          3,892
    54,500  Newpark Resources, Inc.*                             2,143
   147,000  Royal Dutch Petroleum Co.                            8,159
    92,200  Schlumberger Ltd.                                    7,762
    62,000  Transocean Offshore, Inc.                            2,972
    21,000  Vintage Petroleum, Inc.                              1,034
                                                            ----------
                                                                45,155
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

GROWTH EQUITY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PHARMACEUTICALS - 10.4%
    54,500  American Home Products Corp.                     $   3,979
   109,500  Lilly (Eli) & Co.                                   13,188
   245,400  Pfizer, Inc.                                        14,739
    75,100  Warner-Lambert Co.                                  10,134
                                                            ----------
                                                                42,040
                                                            ----------
            PROFESSIONAL SERVICES - 1.9%
   118,000  Automatic Data Processing, Inc.                      5,900
    22,500  Caribiner International, Inc.*                         917
    12,800  Quintiles Transnational Corp.*                       1,078
                                                            ----------
                                                                 7,895
                                                            ----------
            RESTAURANTS - 2.1%
   202,600  Starbucks Corp.*                                     8,471
                                                            ----------
            RETAIL - 8.7%
   150,100  Cracker Barrel Old Country Store, Inc.               4,859
    23,000  Gap (The), Inc.                                      1,151
   128,300  Home Depot (The), Inc.                               6,688
   174,400  Kohl's Corp.*                                       12,382
    83,700  Ross Stores, Inc.                                    2,856
   241,000  Walgreen Co.                                         6,176
    26,400  Wal-Mart Stores, Inc.                                  967
                                                            ----------
                                                                35,079
                                                            ----------
            SANITARY SERVICES - 0.9%
    89,500  USA Waste Services, Inc.*                            3,569
                                                            ----------
            TRANSPORTATION PARTS AND
            EQUIPMENT - 2.4%
   154,600  Boeing (The) Co.                                     8,416
    41,300  Roadway Express, Inc.                                1,131
                                                            ----------
                                                                 9,547
                                                            ----------
            U.S. GOVERNMENT AGENCY - 1.4%
   124,900  Fannie Mae                                           5,870
                                                            ----------
            WATER TREATMENT SYSTEMS - 0.9%
    77,520  Culligan Water Technologies, Inc.*                   3,566
                                                            ----------
            Total Common Stocks
            (cost $274,956)                                    388,030
                                                            ----------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 2.0%
    $8,156  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $8,156)                                   $    8,156
                                                            ----------
NUMBER
OF CONTRACTS
----------------------------------------------------------------------
            OPTIONS PURCHASED - 0.1%
        68  Call Option on S&P 500
            Expiring December 1997 @ $915
            (cost $340)                                            425
                                                            ----------
            Total Investments - 98.3%
            (cost $283,452)                                    396,611
                                                            ----------
            OPTIONS WRITTEN - 0.0%
        68  Put Option on S&P 500
            Expiring December 1997 @ $915
            (premium received $272)                              (157)
                                                            ----------
            Other Assets less Liabilities - 1.7%                 7,052
                                                            ----------

            NET ASSETS - 100.0%                               $403,506
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SELECT EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 99.5%

            BANKING - 10.0%
    49,163  Banc One Corp.                                      $2,744
    21,500  Chase Manhattan Corp.                                2,537
    12,000  Community First Bankshares, Inc.                       582
    24,000  Golden State Bancorp, Inc.*                            717
    23,000  Imperial Bancorp*                                      860
    12,500  Marshall & Ilsley Corp.                                633
    30,000  State Street Corp.                                   1,828
                                                            ----------
                                                                 9,901
                                                            ----------
            BROKERAGE AND FINANCIAL SERVICES - 4.3%
    36,700  Franklin Resources, Inc.                             3,418
    11,500  Merrill Lynch & Co., Inc.                              853
                                                            ----------
                                                                 4,271
                                                            ----------

            CHEMICALS AND ALLIED PRODUCTS - 1.6%
    25,000  du Pont (E.I.) de Nemours & Co.                      1,539
                                                            ----------

            COMMUNICATIONS - 7.0%
    20,000  Ericsson (L.M.) Telephone Co.
            ADR, Class B                                           959
    23,000  Lucent Technologies, Inc.                            1,872
    45,000  Newbridge Networks Corp.*                            2,694
    26,000  Tellabs, Inc.*                                       1,339
                                                            ----------
                                                                 6,864
                                                            ----------
            COMPUTERS AND OFFICE MACHINES - 2.8%
    17,500  Cisco Systems, Inc.*                                 1,279
    25,500  EMC Corp.*                                           1,489
                                                            ----------
                                                                 2,768
                                                            ----------
            CONSUMER PRODUCTS - 5.7%
    78,000  Philip Morris Cos., Inc.                             3,242
    34,000  Procter & Gamble Co.                                 2,348
                                                            ----------
                                                                 5,590
                                                            ----------
            CREDIT INSTITUTIONS - 2.0%
    21,000  MBNA Corp.                                             850
    20,000  MGIC Investment Corp.                                1,146
                                                            ----------
                                                                 1,996
                                                            ----------
            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 12.2%
    74,000  Analog Devices, Inc.*                                2,479

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 12.2% (CONT'D.)
    70,000  General Electric Co.                              $  4,764
    32,000  Intel Corp.                                          2,954
    18,000  Linear Technology Corp.                              1,237
    12,000  Solectron Corp.*                                       534
                                                            ----------
                                                                11,968
                                                            ----------

            FOOD AND BEVERAGES - 4.2%
    35,000  Coca-Cola (The) Co.                                  2,133
    50,000  Panamerican Beverages, Inc., Class A                 1,953
                                                            ----------
                                                                 4,086
                                                            ----------
            HEALTH SERVICES - 1.9%
    24,000  Guidant Corp.                                        1,344
    12,000  Medtronic, Inc.                                        564
                                                            ----------
                                                                 1,908
                                                            ----------
            HEAVY CONSTRUCTION - 2.0%
    37,000  Halliburton Co.                                      1,924
                                                            ----------
            INDUSTRIAL INSTRUMENTS - 1.5%
    25,000  Sundstrand Corp.                                     1,441
                                                            ----------
            INSURANCE SERVICES - 2.6%
    15,000  American International Group, Inc.                   1,548
    25,000  Hartford Life, Inc., Class A                           961
                                                            ----------
                                                                 2,509
                                                            ----------
            MACHINERY - 1.4%
    10,000  Roper Industries, Inc.                                 337
    13,000  Tyco International Ltd.                              1,067
                                                            ----------
                                                                 1,404
                                                            ----------
            MEDICAL PRODUCTS AND EQUIPMENT - 1.5%
    30,000  Elan Corp. PLC ADR*                                  1,502
                                                            ----------

            OIL AND GAS - 4.1%
    16,000  Nabors Industries, Inc.*                               623
    38,000  Newpark Resources, Inc.*                             1,494
    19,200  Schlumberger Ltd.                                    1,616
     7,000  Vintage Petroleum, Inc.                                345
                                                            ----------
                                                                 4,078
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SELECT EQUITY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PHARMACEUTICALS - 10.2%
    30,500  Bristol-Myers Squibb Co.                          $  2,524
    23,500  Lilly (Eli) & Co.                                    2,830
    12,000  Merck & Co., Inc.                                    1,199
    30,000  Pfizer, Inc.                                         1,802
    13,000  Warner-Lambert Co.                                   1,754
                                                            ----------
                                                                10,109
                                                            ----------
            PRINTING AND PUBLISHING - 1.6%
    15,000  Gannett Co., Inc.                                    1,619
                                                            ----------
            PROFESSIONAL SERVICES - 1.2%
    26,000  Sylvan Learning Systems, Inc.*                       1,141
                                                            ----------
            RECREATION AND LEISURE SERVICES - 3.3%
    18,000  Callaway Golf Co.                                      628
    40,000  Carnival Corp., Class A                              1,850
    10,000  Disney (The Walt) Co.                                  806
                                                            ----------
                                                                 3,284
                                                            ----------
            RESEARCH AND CONSULTING SERVICES - 1.0%
    25,000  Cognizant Corp.                                      1,019
                                                            ----------
            RESTAURANTS - 1.4%
    33,000  Starbucks Corp.*                                     1,380
                                                            ----------
            RETAIL - 8.8%
    21,000  Consolidated Stores Corp.*                             879
     8,000  Cracker Barrel Old Country Store, Inc.                 259
    28,000  Kohl's Corp.*                                        1,988
    42,000  Staples, Inc.*                                       1,160
    80,000  Walgreen Co.                                         2,050
    63,000  Wal-Mart Stores, Inc.                                2,307
                                                            ----------
                                                                 8,643
                                                            ----------

            SANITARY SERVICES - 1.6%
    40,000  USA Waste Services, Inc.*                            1,595
                                                            ----------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 2.5%
    41,000  CNF Transportation, Inc.                             1,786
    22,000  Wisconsin Central Transportation Corp.*                700
                                                            ----------
                                                                 2,486
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY - 1.7%
    35,000  Fannie Mae                                        $  1,645
                                                            ----------
            WATER TREATMENT SYSTEMS - 1.4%
    31,000  Culligan Water Technologies, Inc.*                   1,426
                                                            ----------
            Total Common Stocks
               (cost $78,293)                                   98,096
                                                            ----------
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 0.4%
      $399  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $399)                                            399
                                                            ----------
            Total Investments - 99.9%
            (cost $78,692)                                      98,495

            Other Assets less Liabilities - 0.1%                    80
                                                            ----------

            NET ASSETS - 100.0%                                $98,575
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 94.9%

            AEROSPACE - 0.2%
    25,700  Aviall, Inc.                                         $ 394
     6,000  TransTechnology Corp.                                  160
                                                            ----------
                                                                   554
                                                            ----------
            APPAREL - 1.1%
    15,200  Bell Sports Corp.*                                     165
    13,000  Chic By H.I.S., Inc.*                                   92
    24,300  Dexter Corp.                                           974
    13,500  Farah, Inc.*                                            93
     6,000  Garan, Inc.                                            141
    21,200  Kellwood Co.                                           750
    11,438  Movado Group, Inc.                                     234
     9,200  Oxford Industries, Inc.                                312
    32,100  Phillips-Van Heusen Corp.                              508
    15,100  Salant Corp.*                                           40
     1,300  Weyco Group, Inc.                                      109
                                                            ----------
                                                                 3,418
                                                            ----------
            ATHLETIC EQUIPMENT - 0.0%
    64,600  RDM Sports Group, Inc.*                                  1
                                                            ----------
            BANKING - 8.3%
     3,750  Advantage Bancorp, Inc.                                214
    15,180  Albank Financial Corp.                                 641
    10,862  Alliance Bancorp                                       263
     2,300  American Bank of Connecticut                            93
     6,500  Anchor Bancorp Wisconsin, Inc.                         189
     6,140  Andover Bancorp, Inc.                                  226
    23,200  Astoria Financial Corp.                              1,167
    14,400  Bay View Capital Corp.                                 394
     6,171  Brenton Banks, Inc.                                    201
     9,900  BSB Bancorp, Inc.                                      272
     2,400  Calumet Bancorp, Inc.*                                 111
     5,000  Cathay Bancorp, Inc.                                   159
     4,000  CB Bancshares, Inc.                                    177
     7,800  Citfed Bancorp, Inc.                                   395
    18,300  Coast Savings Financial, Inc.*                         960
     5,900  Coastal Bancorp, Inc.                                  189
    18,750  Commercial Federal Corp.                               884
     6,600  Community Bank System, Inc.                            191
     4,650  Covest Bancshares, Inc.                                113
     6,300  CPB, Inc.                                              272
    31,738  Downey Financial Corp.                                 774

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            BANKING - 8.3% (CONT'D.)
     5,300  Eagle Financial Corp.                                $ 212
     8,200  Evergreen Bancorp, Inc.                                164
     2,500  FFLC Bancorp, Inc.                                      77
     8,000  Fidelity Bankshares, Inc.                              228
     5,550  First Federal Capital Corp.                            161
    12,500  First Federal Financial Bancorp, Inc.                  427
     3,000  First Federal Financial Corp. of Kentucky               63
     3,500  First Federal Savings & Loan Association
            of East Hartford                                       128
     9,400  First Financial Caribbean Corp.                        234
     9,200  First Indiana Corp.                                    219
     6,000  First Palm Beach Bancorp, Inc.                         209
    11,900  First Republic Bancorp, Inc.*                          318
     4,900  First Savings Bancorp, Inc.                            117
     6,920  First Savings Bank, SLA                                246
     2,094  FNB Corp.                                               66
     4,400  GBC Bancorp                                            216
    16,200  Greater New York Savings Bank                          383
     5,100  Haven Bancorp, Inc.                                    218
     4,800  HMN Financial, Inc.*                                   119
     3,750  Home Federal Bancorp.                                  120
     8,790  Horizon Financial Corp.                                141
     3,000  Interchange Financial Services Corp.                    73
     6,900  InterWest Bancorp, Inc.                                278
     5,884  JeffBanks, Inc.                                        222
     5,900  Jefferson Savings Bancorp, Inc.*                       238
    10,200  Life Bancorp, Inc.                                     269
    18,400  Long Island Bancorp, Inc.                              864
     6,616  MAF Bancorp, Inc.                                      214
     3,650  Maryland Federal Bancorp, Inc.                         172
     4,266  MASSBANK Corp.                                         203
     5,400  Medford Savings Bank                                   194
     2,700  Merchants Bancshares, Inc.*                             77
    11,265  Mid-America Bancorp                                    372
    11,700  ML Bancorp, Inc.                                       320
     9,613  National City Bancorporation*                          264
     8,233  NBT Bancorp, Inc.                                      217
    14,300  ONBANCorp, Inc.                                        819
     6,300  PALFED, Inc.                                           155
     5,500  Pennfirst Bancorp, Inc.                                 97
    27,213  Peoples Heritage Financial Group, Inc.               1,151
     4,662  Peoples Holdings Co.                                   192
     7,300  PonceBank                                              151
    15,000  Poughkeepsie Savings Bank, FSB                         139
     4,500  Progressive Bank, Inc.                                 154

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            BANKING - 8.3% (CONT'D.)
     5,675  Quaker City Bancorp, Inc.*                          $  129
    11,550  Queens County Bancorp, Inc.                            598
     9,700  Reliance Bancorp, Inc.                                 320
    36,100  Riggs National Corp.*                                  851
    10,100  Security Capital Corp.                               1,117
     2,650  Southwest Bancshares, Inc.                              55
    23,731  Sovereign Bancorp, Inc.                                415
    37,312  St. Paul Bancorp, Inc.                                 933
     7,000  Sterling Bancorp                                       159
     6,600  Sterling Financial Corp.*                              126
    19,500  Sumitomo Bank of California                            843
     4,400  TF Financial Corp.                                     112
     5,700  Triangle Bancorp, Inc.                                 171
     2,875  TriCo Bancshares                                        81
     8,500  US Bancorp                                             548
     5,900  Virginia First Financial Corp.                         142
    14,218  Webster Financial Corp.                                835
     2,800  Western Ohio Financial Corp.                            76
                                                            ----------
                                                                26,297
                                                            ----------
            BITUMINOUS COAL AND LIGNITE
            Surface Mining - 0.1%
    16,100  Arch Coal, Inc.                                        460
                                                            ----------
            BROKERAGE SERVICES AND
            FINANCIAL SERVICES - 1.5%
     6,700  Advest Group, Inc.*                                    176
     5,700  FFVA Financial Corp.                                   180
     3,600  First Southeast Financial Corp.                         58
    14,500  Great Financial Corp.                                  618
    14,800  Insurance Auto Auctions, Inc.*                         185
     8,650  Interra Financial, Inc.                                520
     7,400  Interstate/Johnson Lane, Inc.                          230
    30,100  John Alden Financial Corp.                             933
    12,400  McDonald & Co. Investments, Inc.                       361
       600  Northern States Financial Corp.                         59
     6,300  Ottawa Financial Corp.                                 171
    22,000  PEC Israel Economic Corp.                              425
     6,050  Southwest Securities Group, Inc.                       139
    19,200  Standard Financial, Inc.*                              496
     8,077  York Financial Corp.                                   208
                                                            ----------
                                                                 4,759
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            CHEMICALS AND ALLIED PRODUCTS - 3.2%
     6,340  Aceto Corp.                                         $  119
    11,000  Alpharma, Inc.                                         246
     1,833  Alpharma, Inc. Rights*                                  10
    12,200  ARIAD Pharmaceuticals, Inc.*                            72
    14,500  ATL Ultrasound, Inc.*                                  677
    14,600  Biomira, Inc.*                                          73
    12,800  BioWhittaker, Inc.*                                    148
    14,000  Cambrex Corp.                                          653
    55,100  Carter-Wallace, Inc.                                   909
    19,500  Cellpro, Inc.*                                          91
    22,700  Copley Pharmaceutical, Inc.*                           159
    20,400  COR Therapeutics, Inc.*                                339
    13,000  Creative BioMolecules, Inc.*                           140
     5,075  Cytrx Corp.*                                            25
    16,700  Fuller (H.B.) Co.                                      905
    13,300  Genemedicine, Inc.*                                     55
    37,800  Gensia, Inc.*                                          262
     4,200  Hauser Chemical Research, Inc.*                         27
    10,900  Immucor, Inc.*                                         112
    27,000  ImmuLogic Pharmaceutical Corp.*                         89
    19,900  Immune Response Corp.*                                 250
     8,100  ImmunoGen, Inc.*                                        10
    15,600  Learonal, Inc.                                         427
    14,550  Life Technologies, Inc.                                440
    13,300  LSB Industries, Inc.                                    62
     3,900  MacDermid, Inc.                                        340
     5,600  Melamine Chemicals, Inc.*                               90
     9,000  Mississippi Chemical Corp.                             176
    24,500  Mycogen Corp.*                                         576
     7,400  National Sanitary Supply Co.                           151
     8,600  NCH Corp.                                              611
    14,900  NeXstar Pharmaceuticals, Inc.*                         264
    13,400  OEC Medical Systems, Inc.*                             253
    23,900  Pharmaceutical Resources, Inc.*                         51
    30,000  Pure Tech International, Inc.*                          64
    19,700  Quaker Chemical Corp.                                  369
    17,900  Ribi ImmunoChem Research, Inc.*                         76
    32,600  Roberts Pharmaceutical Corp.*                          355
     6,700  Syborn Chemicals, Inc.*                                169
     8,200  Tetra Technologies, Inc.*                              190
                                                            ----------
                                                                10,035
                                                            ----------
            COMMUNICATIONS - 1.0%
    29,800  American Mobile Satellite Corp., Inc.*                 305
    13,000  American Paging, Inc.*                                  27

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMUNICATIONS - 1.0% (CONT'D.)
    14,600  Atlantic Tele-Network, Inc.*                         $ 190
    11,500  Broadband Technologies, Inc.*                           98
     8,300  Centigram Communications Corp.*                        147
    15,500  CoreComm, Inc.*                                        256
    34,525  Metrocall, Inc.*                                       255
     2,725  Metrocall, Inc. Rights*                                  0
    17,000  Metromedia International Group, Inc.*                  206
     9,600  Mosaix, Inc.*                                          103
    26,300  Network Equipment Technologies, Inc.*                  458
    12,502  Roseville Communications Co.                           309
     3,700  STM Wireless, Inc., Class A*                            59
     1,300  Tadiran Ltd. ADR                                        48
    29,600  True North Communications                              734
     5,382  VTEL Corp.*                                             41
                                                            ----------
                                                                 3,236
                                                            ----------
            COMPUTERS AND OFFICE MACHINES - 2.9%
     7,000  Amplicon, Inc.                                         219
     3,300  Applied Voice Technology, Inc.*                         94
    15,700  Artisoft, Inc.*                                         47
     7,000  Asante Technologies, Inc.*                              39
     3,300  Astro-Med, Inc.                                         28
     2,600  Banctec, Inc.*                                          69
    15,700  Caere Corp.*                                           139
    19,600  Concurrent Computer Corp.*                              45
    37,200  Data General Corp.*                                    990
     4,900  Data Systems & Software, Inc.*                          31
     2,712  DH Technology, Inc.*                                    51
    40,600  Diamond Multimedia Systems, Inc.*                      497
    11,400  Dynatech Corp.*                                        468
    26,500  Exabyte Corp.*                                         292
    10,200  General Binding Corp.                                  305
    14,800  Genicom Corp.*                                         163
    15,000  Geoworks*                                              246
     9,200  GTI Corp.*                                              60
    13,300  Inacom Corp.*                                          495
    56,800  Intergraph Corp.*                                      617
     7,900  Microtouch Systems, Inc.*                              220
    12,300  MTI Technology Corp.*                                  172
    14,400  Network Peripherals, Inc.*                              81
     9,400  Par Technology Corp.*                                   90
     7,500  QAD, Inc.*                                             140
    10,800  Quixote Corp.                                           96
     9,300  Rainbow Technologies, Inc.*                            214
    41,400  Sequent Computer Systems, Inc.*                      1,027


NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMPUTERS AND OFFICE
            MACHINES - 2.9% (CONT'D.)
    16,500  Standard Microsystems Corp.*                        $  284
    24,100  Stratus Computer, Inc.*                              1,166
    10,100  Streamlogic Corp.                                        1
     6,300  Truevision, Inc.*                                       23
    19,500  Tseng Laboratories, Inc.*                               79
    10,000  Verity, Inc.*                                           49
     3,300  Wandel & Goltermann Technologies, Inc.*                 33
    26,400  Wang Laboratories, Inc.*                               556
                                                            ----------
                                                                 9,126
                                                            ----------
            CREDIT INSTITUTIONS - 0.6%
    12,500  DVI, Inc.*                                             209
     8,145  Fund American Enterprises Holdings, Inc.               874
    11,700  JSB Financial, Inc.                                    573
    18,900  Ryland Group, Inc.                                     335
                                                            ----------
                                                                 1,991
                                                            ----------
            ELECTRICAL SERVICES - 1.9%
     7,500  Bangor Hydro-Electric Co.                               40
     8,600  BayCorp Holdings Ltd.*                                  63
    20,800  Central Hudson Gas & Electric Corp.                    745
    38,500  Central Maine Power Co.                                503
    13,700  Central Vermont Public Service Corp.                   182
    24,300  Eastern Utilities Association                          484
     6,000  Green Mountain Power Corp.                             113
    11,500  Interstate Power Co.                                   364
    16,200  Orange and Rockland Utilities, Inc.                    604
    49,600  Public Service Co. of New Mexico                       958
    21,600  Sierra Pacific Resources                               693
    15,500  TNP Enterprises, Inc.                                  389
    16,700  United Illuminating Co.                                609
     5,200  Unitil Corp.                                           118
     3,000  Upper Penninsula Energy Corp.                           69
                                                            ----------
                                                                 5,934
                                                            ----------
            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 5.7%
    12,900  Aeroflex, Inc.*                                        131
    19,800  Amtech Corp.*                                           92
    10,500  ANADIGICS, Inc.*                                       518
    45,600  ANTEC Corp.*                                           536
    18,800  Applied Magnetics Corp.*                               592
     6,900  Aydin Corp.*                                            83

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 5.7% (CONT'D.)
     6,700  Bel Fuse, Inc.*                                     $  127
     8,200  Benchmark Electronics, Inc.*                           231
    21,300  Brown Group, Inc.                                      387
    19,500  California Microwave, Inc.*                            390
    28,400  Canadian Marconi Co.*                                  419
     6,200  CTS Corp.                                              589
    28,100  Dallas Semiconductor Corp.                           1,257
     5,600  Davel Communications Group, Inc.*                      129
    13,000  Digital Sound Corp.*                                    21
    24,400  DII Group, Inc.*                                       800
     3,900  Dynamics Corporation of America                        323
    10,125  Electromagnetic Sciences, Inc.*                        286
    11,000  Evans & Sutherland Computer Corp.*                     357
    10,900  Exar Corp.*                                            289
    58,600  Executone Information Systems, Inc.*                   113
    11,900  Exide Electronics Group, Inc.*                         271
    26,700  FSI International, Inc.*                               557
     7,000  Galileo Electro-Optics Corp.*                           87
    21,500  General Datacomm Industries, Inc.*                     129
    12,800  Genlyte Group, Inc.*                                   218
    16,500  Hutchinson Technologies, Inc.*                         553
     8,800  IEC Electronics Corp.*                                 173
     4,500  Industrial Scientific Corp.*                            91
     6,700  Intermedia Communications, Inc.*                       314
    10,200  Kopin Corp.*                                           250
     8,600  Kuhlman Corp.                                          310
    21,700  MagneTek, Inc.*                                        485
     8,600  Micronics Computers, Inc.*                              19
     8,700  National Presto Industries, Inc.                       366
     7,200  Netrix Corp.*                                           14
    21,500  Park Electrochemical Corp.                             624
    30,400  Pioneer Standard Electronics, Inc.                     523
    31,100  Pittencrieff Communications, Inc.*                     179
     7,350  Pittway Corp.                                          477
     6,800  Powell Industries, Inc.*                               105
    10,900  QMS, Inc.*                                              31
     7,300  Quality Semiconductor, Inc.*                            97
    19,900  Quickturn Design Systems, Inc.*                        294
     5,000  Reptron Electonics, Inc.*                               92
     3,500  Robinson Nugent, Inc.                                   18
    15,600  Royal Appliance Manufacturing Co.*                     137
    58,500  S3, Inc.*                                              687
    31,200  Silicon Valley Group, Inc.*                          1,110
     3,800  Siliconix, Inc.*                                       173

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 5.7% (CONT'D.)
    15,600  Standard Motor Products, Inc.                       $  365
     8,000  Stanford Telecommunications, Inc.*                     175
    12,800  Telco Systems, Inc.*                                   210
    10,400  Thomas Industries, Inc.                                312
    19,400  United Industrial Corp.                                192
     5,400  Universal Electronics, Inc.*                            45
    16,100  Valence Technology, Inc.*                              133
     5,300  Vertex Communications Corp.*                           128
    17,800  Windmere Corp.                                         424
                                                            ----------
                                                                18,038
                                                            ----------
            FOOD AND BEVERAGES - 2.5%
    51,000  Boston Chicken, Inc.*                                  752
     9,000  Bertuccis, Inc.*                                        57
    60,200  Earthgrains (The) Co.                                2,588
    63,700  Fleming Companies, Inc.                              1,167
     2,900  Genesee Corp., Class B                                 138
    10,400  J&J Snack Foods Corp.*                                 169
    20,600  Michael Foods, Inc.                                    528
    11,600  Midwest Grain Products, Inc.                           162
    13,700  Orange-co, Inc.*                                       111
    25,300  Pilgrims Pride Corp.                                   376
    11,000  Riviana Foods, Inc.                                    227
    28,400  Rykoff-Sexton, Inc.                                    735
    13,750  Sanderson Farms, Inc.                                  211
     9,300  Sanfilippo (John B.) & Son, Inc.*                       77
     1,050  Seaboard Corp.                                         324
     7,800  Stokely U.S.A., Inc.*                                    7
     7,200  Thorn Apple Valley, Inc.*                              128
    19,114  WLR Foods, Inc.                                        191
                                                            ----------
                                                                 7,948
                                                            ----------
            FOOD AND MANUFACTURING - 0.5%
    14,365  Chock Full O'Nuts Corp.*                               113
     2,000  Farmer Bros. Co.                                       296
    16,900  Imperial Holly Corp.*                                  237
    11,700  Morningstar Group, Inc.*                               503
    17,000  Savannah Foods & Industries, Inc.                      321
    13,640  Zapata Corp.*                                           99
                                                            ----------
                                                                 1,569
                                                            ----------
            FURNITURE AND FIXTURES - 0.9%
    15,500  Bassett Furniture Industries, Inc.                     442
    25,200  Ethan Allen Interiors, Inc.*                           781

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            FURNITURE AND FIXTURES - 0.9% (CONT'D.)
     9,300  Flexsteel Industries, Inc.                          $  114
     4,850  Knape & Vogt Manufacturing Co.                          89
    20,100  La-Z-Boy Chair Co.                                     743
     3,300  LADD Furniture, Inc.                                    58
    17,400  O'Sullivan Industrial Holdings, Inc.*                  218
     3,100  Pulaski Furniture Corp.                                 57
     6,000  Virco Manufacturing Corp.                              217
     8,700  Winsloew Furniture, Inc.*                              135
                                                            ----------
                                                                 2,854
                                                            ----------
            GENERAL BUILDING CONTRACTORS - 1.9%
     5,100  Amrep Corp.*                                            35
     6,600  Beazer Homes USA, Inc.*                                130
    11,000  Cameron Ashley, Inc.*                                  201
     4,600  Christiana Cos., Inc.*                                 204
     8,200  Continental Homes Holding Corp.                        240
    10,000  Dominion Bridge Corp.*                                  20
    14,600  Engle Homes, Inc.                                      201
    39,700  Kaufman & Broad Home Corp.                             861
    30,900  Lennar Corp.                                         1,313
    20,000  M.D.C. Holdings, Inc.                                  199
     9,000  M/I Schottenstein Homes, Inc.*                         139
    19,200  Morrison Knudsen Corp.*                                232
    10,600  Nortek, Inc.*                                          275
     4,100  Perini Corp.*                                           32
    23,900  Schuler Homes, Inc.*                                   173
    35,000  Standard-Pacific Corp.                                 368
     9,800  Thor Industries, Inc.                                  300
     6,300  Turner Corp.*                                          134
    13,700  U.S. Home Corp.*                                       529
    20,900  Webb (Del E.) Corp.                                    447
                                                            ----------
                                                                 6,033
                                                            ----------
            GLASS, CLAY AND STONE PRODUCTS - 1.4%
     4,800  Ameron International Corp.                             313
    27,600  Calmat Co.                                             656
    10,900  Florida Rock Industries, Inc.                          649
     6,900  Giant Cement Holding, Inc.*                            168
    10,700  Green (A.P.) Industries, Inc.                          150
    29,500  Jannock Ltd.                                           435
    31,200  Justin Industries, Inc.                                419
     6,600  Puerto Rican Cement Co., Inc.                          265
    18,500  Sola International, Inc.*                              635
    15,300  Southdown, Inc.                                        836
                                                            ----------
                                                                 4,526
                                                            ----------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            HEALTH SERVICES - 3.8%
     9,500  American Healthcorp, Inc.*                          $  134
    17,550  American Homepatient, Inc.*                            404
    16,438  Avatex Corp.*                                           27
    10,015  Block Drug Co., Inc.                                   478
     8,800  Bon-Ton Stores, Inc.*                                  106
     8,400  BRC Holdings, Inc.*                                    321
    22,100  Coastal Physican Group, Inc.*                           43
    25,700  Coram Healthcare Corp.*                                124
    19,300  Datascope Corp.*                                       425
    17,900  Faulding, Inc.*                                        233
    28,300  GranCare, Inc.*                                        334
    31,800  Haemonetics Corp.*                                     600
     6,000  Health Management, Inc.*                                 2
     8,311  Healthcare Service Group*                              104
     4,151  Healthplan Services Corp.                               88
    20,600  Herbalife International, Inc.                          538
    47,500  Isolyser Co., Inc.*                                    187
    44,200  Kinetic Concepts, Inc.                                 823
    23,200  Living Centers of America, Inc.*                       945
       223  Lynx Therapeutics, Inc.*                                 3
    43,800  Matria Healthcare, Inc.*                               263
    10,100  Maxxim Medical, Inc.*                                  262
    98,700  Medaphis Corp.*                                        703
    12,300  Mediq, Inc.*                                           104
    17,416  Molecular Biosystems, Inc.*                            202
    72,300  NovaCare, Inc.*                                      1,247
    16,040  PerSeptive Biosystems, Inc.*                           192
    35,000  Quest Diagnostics, Inc.*                               593
     4,800  Rehabcare Group, Inc.*                                 173
    12,800  Renal Treatment Centers, Inc.*                         455
     3,000  RoTech Medical Corp.*                                   58
    15,200  Staff Builders, Inc.*                                   37
    17,000  Summit Care Corp.*                                     251
    55,200  Sun Healthcare Group, Inc.*                          1,135
    11,400  Transcend Services, Inc.*                               48
    23,200  Unilab Corp.*                                           41
     4,500  United American Healthcare Corp.*                       23
    15,600  Xoma Corp.*                                            121
     6,300  Zoll Medical Corp.*                                     44
                                                            ----------
                                                                11,871
                                                            ----------
            HEAVY CONSTRUCTION - 0.2%
     6,100  Apogee Enterprises, Inc.*                               19
     9,400  Atkinson (G.F.) Co.*                                    32
     8,300  BFC Construction Corp.*                                 83

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            HEAVY CONSTRUCTION - 0.2% (CONT'D.)
    21,700  Granite Construction, Inc.                           $ 502
       688  Valley Systems, Inc.                                     1
                                                            ----------
                                                                   637
                                                            ----------
            INDUSTRIAL INSTRUMENTS - 2.3%
    28,100  Acuson Co.*                                            766
     5,300  Analogic Corp.                                         193
    16,500  Circon Corp.*                                          258
     7,400  Coherent, Inc.*                                        410
     8,500  CPAC, Inc.*                                             91
    10,650  Cubic Corp.                                            402
    20,300  Daniel Industries, Inc.                                395
     2,600  Datum, Inc.*                                           119
    10,400  Fisher Scientific International                        488
     6,500  FLIR Systems, Inc.*                                    129
     8,900  Fluke Corp.                                            481
     7,400  Hach Co.                                               174
     6,400  IFR System, Inc.*                                      211
     7,700  Instron Corp.                                          145
     3,600  Isco, Inc.                                              30
     2,400  JPE, Inc.*                                              18
     2,800  Keithley Instruments, Inc.                              34
     4,200  Medicus Systems Corp.                                   19
     5,300  Mine Safety Appliances Co.                             371
     9,300  MTS Systems Corp.                                      339
    10,600  Newport Corp.                                          164
    12,100  Optical Coating Laboratory, Inc.                       157
    10,000  Polymedica Industries, Inc.*                           135
     6,700  Primesource Corp.                                       70
     8,900  Protocol Systems, Inc.*                                105
       534  Starrett (L.S.) Co., Class B                             1
    22,900  Sunrise Medical, Inc.*                                 358
     7,600  Tech-Sym Corp.*                                        253
     6,600  TSI, Inc.                                               62
    10,000  Watkins-Johnson Co.                                    335
    12,800  Woodward Governor Co.                                  448
                                                            ----------
                                                                 7,161
                                                            ----------
            INSURANCE SERVICES - 7.5%
     6,500  Allcity Insurance Co.*                                  60
    16,950  Allied Group, Inc.                                     861
     4,600  American Eagle Group, Inc.                               0
    27,000  AmerUs Life Holdings, Inc., Class A                    886
    82,600  Argonaut Group, Inc.                                 2,881
     3,800  Baldwin & Lyons, Inc., Class B                          77

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            INSURANCE SERVICES - 7.5% (CONT'D.)
    16,200  Berkley (W.R.) Corp.                                $  698
    16,200  Capital RE Corp.                                       988
    18,800  Capsure Holdings Corp.*                                282
    37,300  Citizens Corp.                                       1,079
     6,766  Donegal Group, Inc.                                    137
    13,200  EMC Insurance Group, Inc.                              180
    21,600  Enhance Financial Services Group, Inc.               1,183
    19,900  FBL Financial Group, Inc., Class A                     736
    13,800  First American Financial Corp.                         828
    24,140  Fremont General Corp.*                               1,153
     7,900  Gryphon Holdings, Inc.*                                130
    17,784  Guaranty National Corp.                                604
    16,900  Harleysville Group, Inc.                               710
    15,800  Integon Corp.                                          411
     9,100  Intercargo Corp.                                       127
     7,400  Kansas City Life Insurance Co.                         618
    10,600  Lawyers Title Corp.                                    326
     3,200  Merchants Group, Inc.                                   60
     8,800  Meridian Insurance Group, Inc.                         160
     3,700  Midland Co.                                            213
     5,900  Nobel Insurance Ltd.                                    85
    12,000  Nymagic, Inc.                                          312
     6,700  Penn Treaty American Corp.*                            221
    15,400  Piper Jaffray Cos., Inc.                               471
    38,900  Presidential Life Corp.                                773
     4,020  Professionals Insurance Company
            Management Group*                                      157
    20,900  PXRE Corp.                                             660
     9,100  RLI Corp.                                              410
     7,700  Seafield Capital Corp.                                 193
    25,800  Selective Insurance Group, Inc.                      1,329
    21,400  Sierra Health Services, Inc.*                          784
    22,500  Sphere Drake Holdings Ltd.                             197
     7,950  Stewart Information Services Corp.                     210
     5,000  Titan Holdings, Inc.                                   108
     7,050  United Fire & Casualty Co.                             290
    31,600  United Wisconsin Services, Inc.                        936
    14,700  Washington National Corp.                              477
    20,900  Zenith National Insurance Corp.                        597
                                                            ----------
                                                                23,598
                                                            ----------
            JEWELRY AND PRECIOUS METALS - 0.3%
    34,600  Jan Bell Marketing, Inc.*                               93
   144,600  Kinross Gold Corp.*                                    804
                                                            ----------
                                                                   897
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            LUMBER AND WOOD PRODUCTS - 0.8%
    27,800  Chesapeake Corp.                                    $1,008
    16,500  Ply Gem Industries, Inc.                               320
    15,900  Pope & Talbot, Inc.                                    337
    11,500  Skyline Corp.                                          344
    21,000  T.J. International, Inc.                               537
                                                            ----------
                                                                 2,546
                                                            ----------
            MACHINERY - 1.2%
    12,100  Ampco-Pittsburgh Corp.                                 227
    10,300  Astec Industries, Inc.*                                174
     3,700  Binks Sames Corp.                                      161
    13,900  Commercial Intertech Corp.                             254
     6,000  DT Industries, Inc.                                    198
     7,800  Furon Co.                                              320
     6,200  Gardner Denver Machinery, Inc.*                        209
     7,400  Gehl Co.*                                              166
    26,800  Global Industrial Technologies, Inc.*                  554
     9,200  Katy Industries, Inc.                                  165
    19,400  Kulicke & Soffa Industries, Inc.*                      898
     7,800  Lufkin Industries, Inc.                                239
     3,000  Plasma-Therm, Inc.*                                     33
    10,000  Thermo Power Corp.*                                     83
     3,000  Twin Disc, Inc.                                         88
     2,700  Unit Instruments, Inc.*                                 33
                                                            ----------
                                                                 3,802
                                                            ----------
            MANUFACTURING - GENERAL - 0.9%
     3,800  Applied Science & Technology, Inc.*                     81
     9,800  Bairnco Corp.                                           99
    11,900  Chemed Corp.                                           458
     9,300  Elcor Corp.                                            297
     5,300  Fuqua Enterprises, Inc.*                               163
    11,200  Hunt Manufacturing Co.                                 256
    10,000  Juno Lighting, Inc.                                    171
     7,900  LaCrosse Footwear, Inc.                                123
     7,400  Oil-Dri Corporation of America                         125
    10,900  Samsonite Corp.*                                       478
     9,500  Superior Surgical Manufacturing Co., Inc.              150
    14,700  Zurn Industries, Inc.                                  509
                                                            ----------
                                                                 2,910
                                                            ----------
            METAL PRODUCTS - 0.8%
     7,200  Applied Industrial Technologies, Inc.                  248
    11,500  Fansteel, Inc.*                                        114
     2,600  General Housewares Corp.                                24
     7,700  Hardinge, Inc.                                         265

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            METAL PRODUCTS - 0.8% (CONT'D.)
     5,100  International Aluminum Corp.                         $ 139
    14,200  Maverick Tube Corp.*                                   586
     4,500  Pitt-Des Moines, Inc.                                  167
     5,600  Shaw Group, Inc.*                                      123
     7,400  SPS Technologies, Inc.*                                348
     6,850  Varlen Corp.                                           271
    29,803  WHX Corp.*                                             387
                                                            ----------
                                                                 2,672
                                                            ----------
            MINING - 2.1%
   118,000  Amax Gold, Inc.*                                       782
    12,800  Basin Exploration, Inc.*                               214
    83,600  Cambior, Inc.                                          941
   178,600  Campbell Resources, Inc.*                              123
    14,600  Cleveland Cliffs, Inc.                                 637
    26,000  Coeur D'Alene Mines Corp.                              424
   215,500  Echo Bay Mines Ltd.                                  1,225
    65,400  Hecla Mining Co.*                                      396
    20,400  HS Resources, Inc.*                                    352
    87,400  Meridian Gold, Inc.*                                   432
    12,600  MK Gold Co.*                                            21
    25,901  Nord Resources Corp.*                                   52
    48,900  Pegasus Gold, Inc.*                                    275
     9,300  Penn Virginia Corp.                                    277
   167,300  Royal Oak Mines, Inc.*                                 471
   105,700  Vista Gold Corp.*                                       53
     9,138  Zemex Corp.*                                            87
                                                            ----------
                                                                 6,762
                                                            ----------

            MISCELLANEOUS INVESTING INSTITUTIONS - 1.2%
    18,200  Acceptance Insurance Cos., Inc.*                       478
     6,809  Cenfed Financial Corp.                                 245
    14,738  CFX Corp.                                              316
     3,300  Dime Financial Corp.                                   103
     5,200  FFY Financial Corp.                                    145
     8,900  First Essex Bancorp, Inc.                              181
     4,800  First Liberty Financial Corp.                          120
     9,700  First Northern Capital Corp.                           132
     2,700  First State Corp.                                       55
       900  Lynch Corp.*                                            86
     5,500  Norwich Financial, Inc.                                160
    15,700  RCSB Financial, Inc.                                   856
     6,100  St. Francis Capital Corp.                              228
    13,000  T R Financial Corp.                                    414
     6,600  Westerfed Financial Corp.                              172
                                                            ----------
                                                                 3,691
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            NATURAL GAS TRANSMISSION - 0.9%
     2,300  EnergyNorth, Inc.                                    $  53
    13,600  NUI Corp.                                              320
     7,400  Pennsylvania Enterprises, Inc.                         226
     9,500  Piedmont Natural Gas Co.                               277
     6,700  Providence Energy Corp.                                131
    10,950  Southern Union Co.*                                    267
    32,000  Southwest Gas Corp.                                    628
    38,200  Western Gas Resources, Inc.                            828
                                                            ----------
                                                                 2,730
                                                            ----------
            OIL AND GAS - 3.0%
     3,010  American Exploration Co.*                               57
     4,300  Atwood Oceanics, Inc.*                                 484
     7,600  Callon Petroleum Co.*                                  143
    16,200  Chieftain International, Inc.*                         421
    12,400  Cliffs Drilling Co.*                                   863
     9,200  Connecticut Energy Corp.                               227
     3,000  Crystal Oil Co.*                                       116
     4,200  Edisto Resources Corp.*                                 44
     4,400  GulfMark International, Inc.*                          152
     5,900  Howell Corp.                                           113
    25,600  Norex America, Inc.*                                   589
   114,500  Numac Energy, Inc.*                                    551
    11,500  PetroCorp, Inc.*                                       106
    22,800  Pool Energy Services Co.*                              772
    41,700  Quaker State Corp.                                     712
   102,000  Ranger Oil Ltd.                                        956
    17,500  RPC, Inc.*                                             488
    31,500  Snyder Oil Corp.                                       715
    16,500  Stolt Comex Seaway S.A.*                             1,032
     4,640  Swift Energy Co.*                                      131
    12,000  Tuboscope Vetco International Corp.*                   377
    13,600  Unit Corp.*                                            208
    11,200  USX - Delhi Group                                      167
    10,600  Wiser Oil Co.                                          182
                                                            ----------
                                                                 9,606
                                                            ----------
            PAPER PRODUCTS - 0.1%
     8,900  Nashua Corp.*                                          102
    13,700  Paragon Trade Brands, Inc.*                            254
                                                            ----------
                                                                   356
                                                            ----------
            PERSONAL SERVICES - 0.9%
     5,500  Bally's Grand, Inc.*                                   281
    11,700  Harveys Casino Resorts                                 206

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PERSONAL SERVICES - 0.9% (CONT'D.)
    19,900  Marcus Corp.                                         $ 580
     3,249  President Casino's, Inc.*                               14
    47,400  Prime Hospitality Corp.*                             1,069
    25,300  Rio Hotel & Casino*                                    530
     9,200  Sholodge, Inc.*                                        154
                                                            ----------
                                                                 2,834
                                                            ----------
            PETROLEUM PRODUCTS - 0.5%
    11,500  Coho Energy, Inc.*                                     130
     3,300  Crown Central Petroleum Corp., Class B*                 65
    66,600  E-Z Serve Corp.*                                        45
    13,200  Giant Industries, Inc.                                 260
    31,800  Tesoro Petroleum Corp.*                                574
    46,500  Total Petroleum (North America) Ltd.                   488
                                                            ----------
                                                                 1,562
                                                            ----------

            PRINTING AND PUBLISHING - 1.5%
    17,300  American Business Products, Inc.                       434
    21,400  Bowne & Co., Inc.                                      752
    20,000  CMP Media, Inc.*                                       500
    12,800  CSS Industries, Inc.*                                  466
    19,300  Gibson Greetings, Inc.*                                499
    13,600  Golden Books Family Entertainment, Inc.*               151
    12,000  Graphic Industries, Inc.                               221
    25,200  Standard Register Co.                                  839
     3,200  T/SF Communications Corp.*                             128
    28,750  World Color Press, Inc.*                               868
                                                            ----------
                                                                 4,858
                                                            ----------

            PROFESSIONAL SERVICES - 5.5%
    58,300  AMERCO*                                              1,778
    20,700  Banyan Systems, Inc.*                                   50
    12,200  BE Aerospace, Inc.*                                    439
    44,000  Borland International, Inc.*                           446
     9,000  Cerplex Group, Inc.*                                     3
     2,000  Comnet Corp.*                                           14
     4,800  Computer Data Systems, Inc.                            205
     6,100  Cyberonics, Inc.*                                       98
    12,800  Cyrk, Inc.*                                            130
     3,800  Dataware Technologies Co.*                              18
    34,700  Elsag Bailey Process Automation N.V.*                  586
    10,200  Encore Wire Corp.*                                     328
     7,100  Envoy Corp.*                                           203
    11,326  Fluor Daniel/GTI, Inc.*                                 98
    49,200  Franklin Covey Co.*                                  1,375

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            PROFESSIONAL SERVICES - 5.5% (CONT'D.)
    37,700  Gerber Scientific, Inc.                             $  912
       900  Grey Advertising, Inc.                                 310
    10,700  Group Technologies Corp.*                               40
    33,500  Information Resources, Inc.*                           590
    23,600  Integrated Health Services, Inc.                       789
    46,600  Interim Services, Inc.*                              1,311
     9,200  Interleaf, Inc.*                                        27
    25,000  Kenetech Corp.*                                          2
     9,000  Labone, Inc.                                           160
     7,300  Lasermaster Technologies, Inc.*                         23
    26,400  Metromail Corp.*                                       533
     5,400  MTL, Inc.*                                             149
    33,870  National Auto Credit, Inc.*                            273
    15,400  Network Computing Devices, Inc.*                       171
    32,200  OHM Corp.*                                             242
     9,700  ParcPlace-Digitalk, Inc.*                               11
    15,700  Pharmaceutical Marketing Services, Inc.*               181
    14,850  Pinkerton's, Inc.*                                     342
    31,200  Primark Corp.*                                         922
     9,400  Prime Medical Services, Inc.*                          132
    10,900  Protein Design Laboratories, Inc.*                     422
    20,200  Retix Co.*                                             131
    50,100  Rollins Truck Leasing Corp.                            855
    15,000  Rural/Metro Corp.*                                     458
    43,400  Santa Cruz Operation, Inc.*                            241
     6,700  State of the Art, Inc.*                                105
     8,700  Syquest Technology, Inc.*                               26
    19,300  Telxon Corp.                                           473
     3,600  Treadco, Inc.                                           44
    10,300  Tricord Systems, Inc.*                                  10
    10,800  Viewlogic Systems, Inc.*                               257
     9,300  Volt Information Sciences, Inc.*                       589
     9,900  Walker Interactive Systems*                            174
     9,300  Wall Data, Inc.*                                       179
     5,300  White River Corp.*                                     350
    11,800  Xircom Co.*                                            146
                                                            ----------
                                                                17,351
                                                            ----------
            PROFESSIONAL SPORTS - 0.1%
    35,400  Ascent Entertainment Group, Inc.*                      407
                                                            ----------
            REAL ESTATE - 0.5%
     8,700  Ambassador Apartments, Inc.                            207
     6,400  Avatar Holdings, Inc.*                                 214
     5,300  Cardinal Realty Services, Inc.*                        144

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            REAL ESTATE - 0.5% (CONT'D.)
     8,200  Getty Realty Corp.                                   $ 144
     5,533  LaSalle Partners, Inc.*                                193
    15,100  NVR, Inc.*                                             393
    18,800  Winston Hotels, Inc.                                   251
                                                            ----------
                                                                 1,546
                                                            ----------
            RECREATIONAL - 0.3%
     9,800  Cinergi Pictures Entertainment, Inc.*                   21
    10,400  Coastcast Corp.*                                       163
    13,300  Lodgenet Entertainment Corp.*                          176
     5,200  Meridian Sports, Inc.*                                   4
    19,100  Showboat, Inc.                                         389
    12,300  Video Lottery Technologies, Inc.*                      120
                                                            ----------
                                                                   873
                                                            ----------
            RECREATIONAL SERVICES - 1.0%
     3,500  AMC Entertainment, Inc.*                                69
    13,800  American Classic Voyages Co.                           241
    53,600  Aztar Corp.*                                           395
     5,500  Carmike Cinemas, Inc.*                                 165
   180,000  Cineplex Odeon Corp.*                                  326
    49,800  Grand Casinos, Inc.*                                   763
     8,500  GC Cos., Inc.*                                         366
    24,637  Hollywood Park, Inc.*                                  467
    12,100  Iwerks Entertainment, Inc.*                             48
    10,800  Jackpot Enterprises, Inc.                              124
    10,100  Mikohn Gaming Corp.                                     69
                                                            ----------
                                                                 3,033
                                                            ----------
            RESEARCH AND CONSULTING SERVICES - 1.1%
        99  Alpha 1 Biomedicals, Inc.*                               0
    19,700  Cell Genesys, Inc.*                                    155
     4,400  Continental Can, Inc.*                                 117
    21,500  Dames & Moore, Inc.                                    282
     4,300  Failure Group, Inc.*                                    32
     3,400  Neurocrine Biosciences, Inc.*                           33
    14,100  Nichols Research Corp.*                                349
    16,600  Northfield Laboratories, Inc.*                         191
    25,300  Oncogene Science, Inc.*                                275
    43,400  Scios, Inc.*                                           423
    11,400  SpaceLabs Medical, Inc.*                               249
    15,500  Stone & Webster, Inc.                                  851
     4,500  Tracor, Inc.*                                          138
    12,483  URS Corp.*                                             214
                                                            ----------
                                                                 3,309
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            RETAIL - 5.6%
    20,800  Aldila, Inc.*                                        $ 119
    30,400  AnnTaylor Stores Corp.*                                452
    16,500  Baker (J.), Inc.                                       153
    11,500  Bell Microproducts, Inc.*                              128
    23,300  Best Products, Inc.*                                     0
    13,800  Bindley Western Industries, Inc.                       386
    11,600  Blair Corp.                                            210
    10,600  Brookstone, Inc.*                                      126
     6,800  Brothers Gourmet Coffees, Inc.*                         12
    53,600  Burlington Coat Factory Warehouse Co.*               1,132
    10,300  Buttrey Food & Drug Stores Co.*                        120
    54,200  BT Office Products International, Inc.*                627
    10,900  Caldor Corp.*                                            9
     7,606  Carr-Gottstein Foods Co.*                               39
    19,000  Carson Pirie Scott & Co.*                              749
    29,000  Cash America International, Inc.                       326
     5,000  Catherines Stores Corp.*                                29
   125,300  Charming Shoppes, Inc.*                                771
    12,000  Chart House Enterprises, Inc.*                          96
    52,900  Checkers Drive-In Restaurants, Inc.*                    73
     5,400  Crown Books Corp.*                                      57
     8,500  Davco Restaurants, Inc. *                              152
    20,600  Designs, Inc.*                                          98
    22,400  Dress Barn, Inc.*                                      538
    17,800  Drug Emporium, Inc.*                                    78
    15,400  Eagle Hardware & Garden, Inc.*                         303
    14,500  Edison Brothers Stores, Inc.*                            7
    23,400  Egghead, Inc.*                                         211
     8,000  Ernst Home Center, Inc.*                                 0
     3,900  Fabri-Centers of America, Inc., Class A*                84
     3,900  Fabri-Centers of America, Inc., Class B*                90
    24,500  Filene's Basement Corp.*                               203
    54,900  Fingerhut Cos., Inc.                                 1,235
     4,961  Fred Meyer, Inc.*                                      264
     7,341  Frisch's Restaurants, Inc.                             100
    32,500  Furniture Brands International, Inc.*                  613
    30,404  General Host Corp.*                                    108
    16,200  Good Guys, Inc.*                                       119
    12,400  Gottschalks, Inc.*                                     102
    17,000  Grossmans, Inc.*                                         0
    10,200  Haggar Corp.                                           152
    10,400  Haverty Furniture, Inc.                                147
    17,600  Helen of Troy Ltd.*                                    348
     8,300  Hi-Lo Automotive, Inc.*                                 29
     7,655  Hills Stores Co.*                                       33

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            RETAIL - 5.6% (CONT'D.)
    34,300  HomeBase, Inc.*                                     $  309
     8,500  Intertan, Inc.*                                         45
     6,900  Jacobson Stores, Inc.                                   79
    26,700  Jumbosports, Inc.*                                      93
    21,500  Lechters, Inc.*                                        103
    12,000  Lillian Vernon Corp.                                   203
       900  May Department Stores (The) Co.                         49
    28,100  Michaels Stores, Inc.*                                 859
    24,900  Musicland Stores Corp.*                                201
     6,500  Noodle Kidoodle, Inc.*                                  23
     8,100  One Price Clothing Stores, Inc.*                        26
     3,700  Oshman's Sporting Goods, Inc.*                          19
    15,800  Payless Cashways, Inc.*                                  4
    13,500  Piccadilly Cafeterias, Inc.                            188
    10,100  Rally's Hamburgers, Inc.*                               33
    56,300  Ryan's Family Steak Houses, Inc.*                      517
     4,800  Schultz Sav-o Stores, Inc.                              76
        26  Score Board (The), Inc.*                                 0
     3,300  Seaman Furniture, Inc.*                                 80
    13,300  Shoe Carnival, Inc.*                                   120
    32,800  Shopko Stores, Inc.                                    853
     7,950  Showbiz Pizza Time, Inc.*                              183
    29,700  Sizzler International, Inc.*                           110
     8,500  Sport Supply Group, Inc.*                               66
    11,300  Sun Television & Appliance, Inc.                        33
     9,200  Swiss Army Brands, Inc.*                                95
    21,000  Syms Corp.*                                            310
    16,300  Taco Cabana, Inc., Class A*                             90
    13,600  Tandycrafts, Inc.*                                      60
    25,500  TCBY Enterprises, Inc.                                 179
    13,100  TPI Enterprises, Inc.*                                   0
     6,800  Trak Auto Corp.*                                        68
     7,900  United Retail Group, Inc.*                              24
     7,720  United Stationers, Inc.*                               291
    37,700  Value City Department Stores, Inc.*                    313
    17,200  Venture Stores, Inc.*                                   45
    10,800  Vicorp Restaurants, Inc.*                              173
     8,200  Wolohan Lumber Co.                                     109
    42,000  Zale Corp.*                                          1,089
                                                            ----------
                                                                17,746
                                                            ----------
            RUBBER AND PLASTICS - 0.8%
    33,200  ACX Technologies, Inc.*                                884
    11,200  Blessings Corp.                                        171
     7,200  China Tire Holdings Ltd.                                87

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            RUBBER AND PLASTICS - 0.8% (CONT'D.)
    10,880  Essef Corp.*                                         $ 188
    21,500  Gundle/SLT Environmental, Inc.*                        121
    13,200  Sealright Co., Inc.                                    173
     9,550  Tredegar Industries, Inc.                              671
    15,900  Uniroyal Technology Corp.*                              74
     6,900  Versa Technologies, Inc.                               169
                                                            ----------
                                                                 2,538
                                                            ----------
            SANITARY SERVICES - 0.3%
     5,200  American Ecology Corp.*                                  9
     6,675  International Technology Corp.*                         57
    11,500  Kaiser Ventures, Inc.*                                 171
    71,700  Laidlaw Environmental Services, Inc.*                  412
     9,900  Layne Christensen Co.*                                 208
    16,100  Mid-American Waste Systems, Inc.*                        7
    36,608  Omega Environmental, Inc.*                              13
     6,700  Sevenson Environmental Services, Inc.*                 147
     4,600  TRC Cos., Inc.*                                         18
                                                            ----------
                                                                 1,042
                                                            ----------
            SERVICE INDUSTRY MACHINERY - 0.2%
     5,400  Edelebrock Corp.*                                      103
     3,600  ICO, Inc.                                               28
    10,600  Mestek, Inc.*                                          204
     9,200  Scotsman Industries, Inc.                              237
                                                            ----------
                                                                   572
                                                            ----------
            SOCIAL SERVICES - 0.5%
     4,400  Arbor Health Care Co.*                                 194
    11,500  Berlitz International, Inc.*                           303
    34,500  Mariner Health Group, Inc.*                            543
    17,500  Regency Health Services, Inc.*                         383
                                                            ----------
                                                                 1,423
                                                            ----------
            STEEL PRODUCTS - 3.4%
    13,800  Acme Metals, Inc.*                                     221
    10,300  Amcast Industrial Corp.                                252
    35,200  Birmingham Steel Corp.                                 609
    19,400  Brush Wellman, Inc.                                    498
    33,700  Chaparral Steel Co.                                    516
     6,000  Curtiss-Wright Corp.                                   464
     7,900  Gibraltar Steel Corp.                                  193
    14,200  Handy & Harman Co.                                     325
     4,950  Independence Holding Co.                                62
    11,300  Insteel Industries, Inc.                                89

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            STEEL PRODUCTS - 3.4% (CONT'D.)
    45,900  J&L Specialty Steel, Inc.                           $  616
     3,100  Laclede Steel Co.*                                      16
    15,400  Lone Star Technologies, Inc.*                          803
    17,700  Lukens, Inc.                                           341
    20,800  Mueller Industries, Inc.*                              945
     6,100  National Steel Corp., Class B*                         109
     7,000  New Jersey Steel Corp.*                                 63
    12,700  Olympic Steel, Inc.*                                   210
     7,000  Oregon Metallurgical Corp.*                            175
    30,500  Oregon Steel Mills, Inc.                               827
    16,200  Quanex Corp.                                           568
    15,750  Reliance Steel & Aluminum Co.                          443
     8,950  Roanoke Electric Steel Corp.                           199
    15,700  Shiloh Industries, Inc.*                               298
     7,100  Steel of West Virginia, Inc.*                           78
    14,200  Steel Technologies, Inc.                               177
    24,800  Texas Industries, Inc.                               1,052
    12,800  Tyler Corp.*                                            44
    33,700  UNR Industries, Inc.                                   169
    50,600  Weirton Steel Corp.*                                   212
                                                            ----------
                                                                10,574
                                                            ----------
            TEXTILES - 1.9%
    10,800  Angelica Corp.                                         215
   188,700  Burlington Industries, Inc.*                         2,642
     5,100  Chemfab Corp.*                                         110
     9,400  Crown Crafts, Inc.                                     136
    30,600  Delta Woodside Industries, Inc.                        186
    11,400  Dixie (The) Group, Inc.*                               154
    15,600  Dyersburg Corp.                                        187
     6,800  Fab Industries, Inc.                                   214
    10,900  Fieldcrest Cannon, Inc.*                               376
    29,500  Griffon Corp.*                                         479
    26,100  Guilford Mills, Inc.                                   679
    11,600  Johnstown American Industries, Inc.*                    99
     4,500  Oneita Industries, Inc.*                                 3
    35,700  Tultex Corp.*                                          214
    13,300  Unifirst Corp.                                         323
    17,100  Worldtex, Inc.*                                        121
                                                            ----------
                                                                 6,138
                                                            ----------

            TOBACCO PRODUCTS - 0.2%
     3,800  American Filtrona Corp.                                175
    20,005  General Cigar Holdings, Inc.*                          578
                                                            ----------
                                                                   753
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            TRANSPORTATION PARTS AND EQUIPMENT - 3.6%
    18,400  AAR Corp.                                           $  614
    29,200  Arvin Industries, Inc.                               1,146
    17,200  Avondale Industries, Inc.*                             454
    17,800  Brilliance China Automotive Holdings Ltd.              196
     6,700  Durakon Industries, Inc.*                               59
    12,700  Excel Industries, Inc.                                 253
    35,800  Federal-Mogul Corp.                                  1,329
    16,800  Greenbrier, Inc.                                       281
    15,800  Huffy Corp.                                            261
    32,750  Interpool, Inc.                                        577
     6,600  Molecular Dynamics, Inc.*                              178
    16,700  MotivePower Industries, Inc.*                          434
    38,100  Orbital Sciences Corp.*                                933
    10,700  R & B, Inc.*                                            95
    30,000  Rohr, Inc.*                                            928
     8,300  SPX Corp.                                              487
    20,000  Standard Products Co.                                  526
    10,100  Todd Shipyards Corp.*                                   45
     3,000  UNC, Inc.*                                              72
    10,300  Walbro Corp.                                           225
    38,700  Xtra Corp.                                           2,203
                                                            ----------
                                                                11,296
                                                            ----------
            TRANSPORTATION SERVICES - 4.4%
    22,500  Airborne Freight Corp.                               1,362
    17,300  Alaska Air Group, Inc.*                                568
     9,300  Allied Holdings, Inc.*                                 200
    13,100  Amtran, Inc.*                                          108
    29,300  APL Ltd.                                               944
    23,200  Arkansas Best Corp.                                    262
     3,300  Builders Transport, Inc.*                               11
     9,100  Celadon Group, Inc.*                                   132
    19,600  Circle International Group, Inc.                       583
     8,000  Florida East Coast Industries, Inc.                    892
    19,800  Frozen Food Express Industries, Inc.                   186
     4,100  FRP Properties, Inc.*                                  139
     4,900  Great Lakes Aviation Ltd.*                               5
    69,700  Greyhound Lines, Inc.*                                 270
    43,300  Hunt (J.B.) Transportation Services, Inc.              673
     3,125  International Shipholding Corp.                         56
     4,400  KLLM Transport Services, Inc.*                          55
    14,300  M.S. Carrier Co.*                                      380
    17,200  Maritrans, Inc.                                        166
     1,900  Marten Transport Ltd.*                                  38
    11,800  Matlack Systems, Inc.*                                  94

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            TRANSPORTATION SERVICES - 4.4% (CONT'D.)
    33,600  Mesa Airlines, Inc.*                                $  216
    19,900  Offshore Logistics, Inc.*                              358
     3,000  Oglebay Norton Co.                                     179
     9,900  Old Dominion Freight Line, Inc.*                       191
    53,600  OMI Corp.*                                             670
    43,050  Overseas Shipholding Group, Inc.                     1,117
     8,100  PS Group, Inc.*                                        110
    10,900  Railtex, Inc.*                                         185
    12,000  Skywest, Inc.                                          237
     5,000  Teekay Shipping Corp.                                  168
    14,500  Tower Air, Inc.                                         59
     6,700  TransFinancial Holdings, Inc.*                          67
     3,700  Trism, Inc.*                                            13
    30,600  USFreightways Corp.                                  1,029
    45,350  Werner Enterprises, Inc.                             1,100
    33,400  Yellow Corp.*                                        1,088
                                                            ----------
                                                                13,911
                                                            ----------
            WATER SUPPLY - 0.6%
     6,600  Aquarian Co.                                           183
     4,200  California Water Service Co.                           208
    10,500  Consumers Water Co.                                    189
     9,400  E'Town Corp.                                           301
     3,800  SJW Corp.                                              213
     8,000  Southern California Water Co.                          179
    35,268  United Water Resources, Inc.                           657
                                                            ----------
                                                                 1,930
                                                            ----------
            WHOLESALE - 3.2%
     9,000  Atchison Casting Corp.*                                191
    27,800  Banner Aerospace, Inc.*                                285
    11,587  Bell Industries, Inc.*                                 196
    14,000  Building Materials Holding Corp.*                      183
    18,200  Commercial Metals Co.                                  581
     8,000  Cygne Designs, Inc.*                                     3
     9,500  Deckers Outdoor Corp.*                                  74
    22,500  Ekco Group, Inc.                                       176
    14,500  Graham-Field Health Products, Inc.*                    236
    39,800  Handleman Co.*                                         259
    20,700  Hughes Supply, Inc.                                    625
     9,700  IGEN, Inc.*                                            130
    39,900  Intelligent Electronics, Inc.                          204
    21,400  International Multifoods Corp.                         635
    19,700  Marshall Industries Co.*                               763
    30,700  Merisel, Inc.*                                         144

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            WHOLESALE - 3.2% (CONT'D.)
    18,400  Microage, Inc.*                                    $   534
    13,600  Morgan Products Ltd. Co.*                               91
     1,840  Multigraphics, Inc.                                      5
    13,400  Nash-Finch Co.                                         318
    11,600  NBTY, Inc.*                                            245
    27,400  Noel Group, Inc.*                                      109
     4,900  Noland Co.                                             117
    32,600  Owens & Minor, Inc. Holding Co.                        465
    25,100  Pulte Corp.                                            960
     7,200  Rentrak Corp.*                                          32
    15,700  Rexel, Inc.*                                           338
     9,400  Richardson Electronics Ltd.                            121
    13,200  Russ Berrie & Co., Inc.                                386
    22,600  Sciclone Pharmaceuticals, Inc.*                        127
    16,100  Shaman Pharmaceuticals, Inc.*                          109
     4,500  Software Spectrum, Inc.*                                80
     7,620  Standard Commercial Corp.*                             129
    11,800  Sullivan Dental Products, Inc.                         302
    13,000  Syncor International Corp.*                            189
     8,600  Vallen Corp.*                                          168
                                                            ----------
                                                                 9,510
                                                            ----------
            Total Common Stocks
            (cost $215,648)                                    299,224
                                                            ----------
            WARRANTS - 0.0%
        50  Coram Healthcare Corp., Exp. 7/11/99*                    0
        51  Jan Bell Marketing, Inc., Exp. 12/16/98*                 0
       255  Millicom American Satellite, Exp. 6/30/99*               0
     1,010  Olicom A/S, Exp. 6/11/00*                               12
        23  Perseptive Biosystem, Inc., Exp. 9/11/03*                0
        27  Royce Laboratories, Inc., Exp. 1998*                     0
        18  Sound Advice, Inc., Exp. 6/14/99*                        0
        90  Stevens International, Inc., Exp. 10/30/97*              0
        32  Valley Systems, Inc., Exp. 1998*                         0
        50  Xytronyx, Inc., Class B, Exp. 8/11/01*                   0
         6  York Resh Corp., Class C, Exp. 11/1/97*                  0
        10  York Resh Corp., Class B, Exp. 9/30/98*                  0
                                                            ----------
            Total Warrants
            (cost $0)                                               12
                                                            ----------
NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            OTHER - 0.0%

    10,000  Escrow American Medical
            Electronics, Inc.*                                 $     0
       220  Escrow Millicom, Inc.*                                   0
       300  Escrow Northeast Bancorp, Inc.*                          0
       225  Escrow Statesman Group*                                  0
     4,500  Escrow Strawbridge & Clothier*                           0
     1,200  Escrow Takecare, Inc.*                                   0
                                                            ----------
            Total Other
            (cost $0)                                                0
                                                            ----------
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 4.8%

   $14,600  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97                                      14,600
       385  U.S. Treasury Bills,
            5.11%, 1/2/98<F1>                                      380
                                                            ----------
            Total Short-Term Investments
            (cost $14,980)                                      14,980
                                                            ----------
            Total Investments - 99.7%
            (cost $230,628)                                    314,216

            Other Assets less Liabilities - 0.3%                 1,044
                                                            ----------

            NET ASSETS - 100.0%                               $315,260
                                                            ==========

OPEN FUTURES CONTRACTS:
                                  Principal                        Unrealized
                       Number of   Amount     Contract   Contract     Gain
Type                   Contracts   (000s)     Position     Exp.      (000s)
------------------------------------------------------------------------------
Russell 2000              46       $10,512     Long       12/97        $217
S&P 500/Barra Value       15         3,645     Long       12/97          82
                                                                       ----
                                                                       $299
                                                                       ====
<F1>  Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 93.0%

            AUSTRALIA - 1.7%
   350,000  News (The) Corp. Ltd.                             $  1,794
   300,000  WMC Ltd.                                             1,408
                                                              --------
                                                                 3,202
                                                              --------

            AUSTRIA - 0.8%
     6,500  VA Technologie A.G.                                  1,394
                                                              --------

            CZECH REPUBLIC - 0.4%
   120,000  Czechoslovakia & Slovak
            Investment Corp.*                                      690
     8,000  Czechoslovakia & Slovak
            Investment Corp. Warrants*                               5
                                                              --------
                                                                   695
                                                              --------
            FRANCE - 9.2%
    10,500  Accor S.A.                                           1,940
    14,000  Alcatel Alsthom                                      1,862
    48,000  Axa-UAP                                              3,220
    18,000  Cie Generale des Eaux                                2,118
    38,000  Credit Commercial de France                          2,229
    21,000  Elf Aquitaine S.A.                                   2,804
    40,000  Lafarge S.A.                                         2,932
                                                              --------
                                                                17,105
                                                              --------
            GERMANY - 8.0%
    70,000  Commerzbank A.G.                                     2,525
    35,000  Deutsche Bank A.G.                                   2,465
    45,000  Deutsche Telekom A.G. ADR                              858
    30,000  Deutsche Telekom A.G.                                  581
     5,500  Karstadt A.G.                                        1,906
    50,000  Siemens A.G.                                         3,379
    55,000  VEBA  A.G.                                           3,215
                                                              --------
                                                                14,929
                                                              --------
            HONG KONG - 2.0%
   300,000  China Light & Power Co. Ltd.                         1,651
   115,000  Hutchison Whampoa Ltd.                               1,133
   250,000  Wharf (Holdings) Ltd.                                  921
                                                              --------
                                                                 3,705
                                                              --------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            ITALY - 5.2%
   130,000  Assicurazioni Generali                            $  2,938
 1,050,000  Credito Italiano                                     2,842
   350,000  ENI S.p.A.                                           2,205
   260,000  Telecom Italia S.p.A.                                1,733
                                                              --------
                                                                 9,718
                                                              --------
            JAPAN - 25.4%
   300,000  Asahi Bank Ltd.                                      1,739
   100,000  Bank of Tokyo-Mitsubishi Ltd.                        1,905
   175,000  Daiwa House Industry Co. Ltd.                        1,739
   150,000  Fujitsu Ltd.                                         1,876
   145,000  Industrial Bank of Japan Ltd.                        1,802
   625,000  Itochu Corp.                                         2,164
    30,000  Jafco Co. Ltd.                                       1,317
   150,000  Kirin Brewery Co. Ltd.                               1,235
    25,000  Kyocera Corp.                                        1,634
    30,000  Matsumotokiyoshi                                     1,282
    80,000  Matsushita Electric Industrial Co. Ltd.              1,445
   100,000  Mitsubishi Estate Co. Ltd.                           1,458
   225,000  Mitsui & Co.                                         1,769
    30,000  Murata Manufacturing Co. Ltd.                        1,297
    10,000  Nintendo Co. Ltd.                                      936
   125,000  Nippon Comsys Corp.                                  1,626
     3,500  Nippon Television Network Corp.                      1,258
       375  Nippon Telegraph & Telephone Corp.                   3,448
   100,000  Nomura Securities Co. Ltd.                           1,300
   350,000  Obayashi Corp.                                       2,113
    35,200  Promise Co. Ltd.                                     1,837
    90,000  Ricoh Co. Ltd.                                       1,349
   175,000  Sanwa Bank (The) Ltd.                                2,145
    12,000  Sony Corp.                                           1,133
    85,000  Sumitomo Electric Industries                         1,218
   210,000  Sumitomo Realty & Development Co. Ltd.               1,661
   450,000  Teijin Ltd.                                          1,416
   240,000  Toyo Trust & Banking Co. Ltd.                        1,867
    75,000  Uny Co. Ltd.                                         1,131
                                                              --------
                                                                47,100
                                                              --------
            MEXICO - 1.3%
   150,000  Cemex S.A. de C.V. ADR, Class B                      1,753
   300,000  Cifra S.A. ADR                                         681
                                                              --------
                                                                 2,434
                                                              --------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            NETHERLANDS - 5.1%
    45,000  ING Groep N.V.                                      $2,067
    55,000  Koninklijke PTT Nederland N.V.                       2,162
    40,000  Vendex International N.V.                            2,373
   120,000  VNU                                                  2,787
                                                              --------
                                                                 9,389
                                                              --------
            NORWAY - 0.9%
    80,000  Saga Petroleum ASA, Class A                          1,692
                                                              --------
            SOUTH AFRICA - 1.5%
    65,000  Nedcor Ltd.                                          1,401
    45,000  South African Breweries Ltd.                         1,305
                                                              --------
                                                                 2,706
                                                              --------
            SPAIN - 2.7%
    42,000  Banco Bilbao Vizcaya S.A.                            1,294
    35,000  Banco Santander S.A.                                 1,147
    25,000  Repsol S.A. ADR                                      1,084
    16,000  Telefonica de Espana ADR                             1,506
                                                              --------
                                                                 5,031
                                                              --------
            SWEDEN - 2.9%
    55,000  Autoliv, Inc.                                        2,338
    40,000  Electrolux AB, Series B                              3,128
                                                              --------
                                                                 5,466
                                                              --------
            SWITZERLAND - 5.3%
     1,800  Nestle S.A.                                          2,511
     1,700  Novartis A.G.                                        2,610
       225  Roche Holding A.G.                                   1,999
     6,000  Zurich Versicherungs-Gesellschaft A.G.               2,615
                                                              --------
                                                                 9,735
                                                              --------
            UNITED KINGDOM - 20.6%
   250,000  BAA PLC                                              2,429
    30,000  British Petroleum Co. PLC ADR                        2,724
   225,000  Cable & Wireless PLC                                 1,917
   225,000  CRH PLC                                              2,553
    55,000  Glaxo Wellcome PLC ADR                               2,472
   225,000  Grand Metropolitan PLC                               2,152
   600,000  Ladbroke Group PLC                                   2,641
   130,000  Lloyds TSB Group PLC                                 1,753
   450,000  National Grid Group PLC                              2,057
   170,000  National Westminster Bank PLC                        2,572
   125,000  Pearson PLC                                          1,582

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            UNITED KINGDOM - 20.6% (CONT'D.)
   110,000  Rio Tinto PLC                                   $    1,760
   300,000  Shell Transport & Trading Co.                        2,198
    53,000  SmithKline Beecham PLC ADR                           2,590
   425,000  Tomkins PLC                                          2,399
   185,000  United Utilities PLC                                 2,291
    40,000  Vodafone Group PLC ADR                               2,150
                                                              --------
                                                                38,240
                                                              --------
            Total Common Stocks
            (cost $156,173)                                    172,541
                                                              --------
            OTHER - 0.7%

   115,000  The Korea Fund, Inc.
            (cost $1,673)                                        1,366
                                                              --------
PRINCIPAL
AMOUNT
(000S)
---------
            SHORT-TERM INVESTMENTS - 5.5%

    $7,386  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97                                       7,386
     2,675  FHLB Discount Note,
            6.00%, 10/1/97                                       2,675
                                                              --------
            Total Short-Term Investments
            (cost $10,061)                                      10,061
                                                              --------
            Total Investments - 99.2%
            (cost $167,907)                                    183,968

            Other Assets less Liabilities - 0.8%                 1,536
                                                              --------
            NET ASSETS - 100.0%                               $185,504
                                                              ========

At September 30, 1997, the International Growth Equity Fund's investments, excluding short-term investments, were diversified as follows:

Industry Sector
---------------------------------------------------------------------------
Banks                     9.7%            Real Estate              2.3%
Basic Industries/Energy   18.6            Retail                   2.4
Capital Goods             9.8             Technology               3.4
Consumer Goods            15.0            Telecommunications       8.3
Financial Services        15.4            Other                    9.5
Pharmaceuticals           5.6                                     -----
                                          Total                  100.0%
                                                                 ======
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL SELECT EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

                               COMMON STOCKS - 89.8%

            AUSTRALIA - 1.8%
 1,300,000  National Mutual Holdings Ltd.                     $  2,194
                                                              --------
            AUSTRIA - 1.7%
    10,000  VA Technologie A.G.                                  2,145
                                                              --------
            BRAZIL - 1.1%
    10,000  Telebras ADR                                         1,288
                                                              --------
            FINLAND - 2.1%
    28,000  Nokia Corp. ADR                                      2,627
                                                              --------
            FRANCE - 4.5%
    50,000  Credit Commercial de France                          2,933
    35,000  Salomon S.A.                                         2,625
                                                              --------
                                                                 5,558
                                                              --------
            GERMANY - 1.8%
    15,000  SGL Carbon A.G.                                      2,204
                                                              --------
            INDIA - 1.1%
    80,000  Videsh Sanchar Nigam Ltd. GDR<F1>                    1,343
                                                              --------
            ITALY - 2.5%
   120,000  Assicurazioni Generali                               3,051
                                                              --------
            JAPAN - 24.4%
   325,000  Asahi Bank Ltd.                                      1,884
   200,000  Daiwa House Industry Co. Ltd.                        1,988
    55,000  Family Mart Co. Ltd.                                 2,405
   550,000  Marubeni Corp.                                       1,822
    57,000  Matsumotokiyoshi                                     2,436
   250,000  Minebea Co. Ltd.                                     2,775
   275,000  Mitsui & Co.                                         2,162
    40,000  Murata Manufacturing Co. Ltd.                        1,729
    27,000  Nichiei Co. Ltd.                                     2,572
    30,000  Nintendo Co. Ltd.                                    2,808
    38,500  Promise Co. Ltd.                                     2,009
    30,000  Sony Corp.                                           2,833
   175,000  Sumitomo Electric Industries                         2,508
                                                              --------
                                                                29,931
                                                              --------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            MEXICO - 6.3%
 1,200,000  Cifra S.A. ADR                                      $2,724
   101,300  Grupo Casa Autrey S.A. de C.V. ADR                   2,317
    70,000  Panamerican Beverages, Inc.                          2,734
                                                              --------
                                                                 7,775
                                                              --------
            NETHERLANDS - 4.0%
    80,000  Cap Gemini N.V.                                      2,618
    90,000  Vedior N.V.                                          2,239
                                                              --------
                                                                 4,857
                                                              --------
            NORWAY - 1.9%
   100,000  Tomra Systems ASA                                    2,306
                                                              --------
            PORTUGAL - 4.9%
   118,000  Cimpor-Cimentos de Portugal, SGPS, S.A.              3,191
    65,000  Portugal Telecom S.A. ADR                            2,823
                                                              --------
                                                                 6,014
                                                              --------
            SOUTH AFRICA - 3.9%
   100,000  Nedcor Ltd.                                          2,155
    90,000  South African Breweries Ltd.                         2,611
                                                              --------
                                                                 4,766
                                                              --------
            SWEDEN - 3.7%
   133,333  Astra AB, A Shares                                   2,462
    50,000  Autoliv, Inc.                                        2,125
                                                              --------
                                                                 4,587
                                                              --------
            SWITZERLAND - 6.1%
       600  Kuoni Reisen Holding A.G. (Registered)               2,392
     1,800  Novartis A.G.                                        2,764
    17,000  SMH A.G.                                             2,344
                                                              --------
                                                                 7,500
                                                              --------
            TAIWAN - 1.8%
 1,740,509  Far Eastern Department Stores Ltd.                   2,221
                                                              --------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

INTERNATIONAL SELECT EQUITY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            UNITED KINGDOM - 16.2%
   300,000  BAA PLC                                           $  2,915
   100,000  Barclays PLC                                         2,705
   275,000  Cable & Wireless PLC                                 2,343
   490,000  Capita Group PLC                                     2,252
   200,000  National Westminster Bank PLC                        3,026
   550,000  Tomkins PLC                                          3,105
    65,000  Vodafone Group PLC ADR                               3,494
                                                              --------
                                                                19,840
                                                              --------
            Total Common Stocks
            (cost $92,025)                                     110,207
                                                              --------
            PREFERRED STOCKS - 5.9%

            GERMANY - 5.9%
    12,000  Fresenius A.G.                                       2,229
     7,000  GEA A.G.                                             2,406
    10,000  SAP A.G.                                             2,672
                                                              --------
            Total Preferred Stocks
            (cost $5,864)                                        7,307
                                                              --------
Principal
Amount
(000s)
---------

            SHORT-TERM INVESTMENT - 3.5%

    $4,321  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $4,321)                                        4,321
                                                              --------
            Total Investments - 99.2%
            (cost $102,210)                                    121,835

            Other Assets less Liabilities - 0.8%                   932
                                                              --------

            NET ASSETS - 100.0%                               $122,767
                                                              ========

<F1> Security exempt from registration under Rule 144A of the Securities Act of
1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, the value of this security amounted to approximately $1,343,000 or 1.1% of net assets.
At September 30, 1997, the International Select Equity Fund's investments, excluding the short-term investment, were diversified as follows:

Industry
Sector
------------------------------
Basic Industries/Energy   4.6%
Capital Goods             13.9
Consumer Goods            13.6
Financial Services        19.2
Pharmaceuticals            8.3
Retail                     8.3
Technology                 9.3
Telecommunications        11.8
Other                     11.0
                        ------
Total                   100.0%
                        ======

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS September 30, 1997 (Unaudited)

TECHNOLOGY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 96.5%

            COMMUNICATIONS EQUIPMENT - 17.7%
    24,075  3Com Corp.*                                       $  1,234
    26,500  Amati Communications Corp.*                            495
    46,000  Ascend Communications, Inc.*                         1,489
    61,500  Bay Networks, Inc.*                                  2,375
     8,000  Boston Technology, Inc.*                               271
    11,000  CIENA Corp.*                                           545
    33,275  Cisco Systems, Inc.*                                 2,431
     8,300  Coherent Communications Systems Corp.*                 236
    11,000  Lucent Technologies, Inc.                              895
    17,500  Newbridge Networks Corp.*                            1,048
    19,600  P-COM, Inc.*                                           469
     9,000  PanAmSat Corp.*                                        388
     9,004  Qwest Communications International, Inc.*              415
    53,800  Tellabs, Inc.*                                       2,771
                                                               -------
                                                                15,062
                                                               -------
            COMPUTER PERIPHERALS - 2.2%
    11,000  Seagate Technology, Inc.*                              397
    38,000  Quantum Corp.*                                       1,456
                                                               -------
                                                                 1,853
                                                               -------
            COMPUTER SOFTWARE AND SERVICES - 27.7%
    26,850  Adobe Systems, Inc.                                  1,353
    38,475  America Online, Inc.*                                2,902
     5,600  Arbor Software Corp.*                                  259
     6,000  At Home Corp., Series A*                               139
    14,000  BEA Systems, Inc.*                                     250
    20,000  Broderbund Software, Inc.*                             680
    22,500  Computer Associates International, Inc.              1,616
    11,000  Computer Sciences Corp.*                               778
    58,000  Electronic Arts, Inc.*                               2,240
     7,500  Electronic Data Systems Corp.                          266
    11,575  Genesys Telecommunications
            Laboratories, Inc.*                                    421
    10,500  HBO & Company*                                         396
    30,200  Intuit, Inc.*                                          966
     6,075  J.D. Edwards & Co.*                                    204
     7,262  McAfee Associates, Inc.*                               385
    16,500  Microsoft Corp.*                                     2,183
    31,268  Netscape Communications Corp.*                       1,126
     7,000  ONTRACK Data International, Inc.*                      163
    47,080  Oracle Corp.*                                        1,715
    10,000  Parametric Technology Corp.*                           441

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMPUTER SOFTWARE AND
            SERVICES - 27.7% (CONT'D.)
    43,000  PeopleSoft, Inc.*                                 $  2,569
    30,000  Rational Software Corp.*                               480
    20,000  Siebel Systems, Inc.*                                  851
    17,500  Synopsys, Inc.*                                        744
    17,500  Vantive (The) Corp.*                                   420
                                                               -------
                                                                23,547
                                                               -------
            COMPUTER SYSTEMS - 14.4%
    43,350  Compaq Computer Corp.*                               3,240
    20,400  Dell Computer Corp.*                                 1,976
    32,625  Hewlett-Packard Co.                                  2,269
    15,500  International Business Machines Corp.                1,642
    32,500  Silicon Graphics, Inc.*                                853
    47,500  Sun Microsystems, Inc.*                              2,224
                                                               -------
                                                                12,204
                                                               -------
            DATA PROCESSING - 2.8%
    15,000  Automatic Data Processing, Inc.                        750
    44,000  First Data Corp.                                     1,653
                                                               -------
                                                                 2,403
                                                               -------
            ELECTRICAL AND ELECTRONIC
            COMPONENTS - 30.8%
     3,500  ATMI, Inc.*                                            129
    16,000  Analog Devices, Inc.*                                  536
    35,000  Applied Materials, Inc.*                             3,334
     7,500  Brooks Automation, Inc.*                               288
    12,000  Cable Design Technologies*                             457
    20,000  DII Group, Inc.*                                       656
     3,500  DuPont Photomasks, Inc.*                               252
    23,400  Intel Corp.                                          2,160
    53,725  KLA-Tencor Corp.*                                    3,630
     5,000  Lernout & Hauspie Speech Products N.V.*                219
    47,925  Linear Technology Corp.                              3,296
     6,000  Maxim Integrated Products, Inc.*                       429
    12,000  Molex, Inc., Class A                                   489
    30,700  Motorola, Inc.                                       2,207
    20,000  SCI Systems, Inc.*                                     991
    16,000  SGS-Thomson Microelectronics N.V.*                   1,502
    22,000  Texas Instruments, Inc.                              2,973
    11,500  VLSI Technology, Inc.*                                 399
    43,500  Xilinx, Inc.*                                        2,202
                                                               -------
                                                                26,149
                                                               -------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS September 30, 1997 (Unaudited)

TECHNOLOGY FUND (continued)

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            MEDICAL PRODUCTS AND
            PHARMACEUTICALS - 0.8%
     1,600  QIAGEN N.V.*                                       $    74
     3,500  Sabratek Corp.*                                        127
     4,000  Theragenics Corp.*                                     198
    16,000  Ventana Medical Systems, Inc.*                         258
                                                               -------
                                                                   657
                                                               -------
            PRINTING AND PUBLISHING - 0.1%
     4,500  CMP Media, Inc., Class A*                              113
                                                               -------
            Total Common Stocks
            (cost $62,660)                                      81,988
                                                               -------
Principal
Amount
(000s)
---------

            SHORT-TERM INVESTMENT - 3.8%
    $3,202  Banco Santander, Madrid, Spain,
            6.56%, 10/1/97
            (cost $3,202)                                        3,202
                                                               -------
            Total Investments - 100.3%
            (cost $65,862)                                      85,190

            Liabilities less Other Assets - (0.3)%                (270)
                                                               -------

            NET ASSETS - 100.0%                                $84,920
                                                               =======

See Notes to the Financial Statements.

NOTES TO THE
FINANCIAL STATEMENTS

SEPTEMBER 30, 1997
(UNAUDITED)

1. ORGANIZATION
Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market, California Municipal Money Market, U.S. Government, Fixed Income, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, California Tax-Exempt, International Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Small Cap, International Growth Equity, International Select Equity and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market, Florida Intermediate Tax-Exempt, California Tax-Exempt and International Fixed Income Funds which are non-diversified portfolios of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
  The Funds have entered into an Investment Advisory Agreement with The
Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B.REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C.FUTURES CONTRACTS - Certain Funds may enter into long futures contracts to maintain liquidity or short futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes.
  Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
     The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recognized and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open contracts. At September 30, 1997, the Small Cap Fund had entered into exchange-traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at September 30, 1997 was approximately $380,000.

D.OPTIONS CONTRACTS - Certain Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the International Fixed Income, International Growth Equity and International Select Equity Funds may enter into such transactions for cross-hedging purposes.
     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the six months ended September 30, 1997 for the Growth Equity Fund were as follows:

                                  NUMBER OF        PREMIUMS
                                  CONTRACTS         (000S)
-----------------------------------------------------------
Options outstanding at 3/31/97        99            $319

Options written                       68             272

Options terminated in closing
  purchase transactions             (99)           (319)

Options expired                        -               -
                                    ----            ----

Options outstanding at 9/30/97        68            $272
                                    ====            ====
-----------------------------------------------------------

     The Fund did not write call options during the six months ended September 30, 1997.

E.FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F.FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statement. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
     At September 30, 1997, there were no outstanding contracts.

G.ORGANIZATION COSTS - Organization expenses of approximately $1,030,000 have been deferred and are being amortized on a straight-line basis through 1999.

H.INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

I.EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J.DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                DECLARATION     PAYMENT
                                 FREQUENCY     FREQUENCY
--------------------------------------------------------
Money Market                      Daily         Monthly

U.S. Government Money
  Market                          Daily         Monthly

Municipal Money Market            Daily         Monthly

U.S. Government Select
  Money Market                    Daily         Monthly

California Municipal
  Money Market                    Daily         Monthly

U.S. Government                   Daily         Monthly

Fixed Income                      Daily         Monthly

Intermediate Tax-Exempt           Daily         Monthly

Florida Intermediate Tax-Exempt   Daily         Monthly

Tax-Exempt                        Daily         Monthly

California Tax-Exempt             Daily         Monthly

International Fixed Income        Quarterly     Quarterly

Income Equity                     Monthly       Monthly

Stock Index                       Quarterly     Quarterly

Growth Equity                     Quarterly     Quarterly

Select Equity                     Annually      Annually

Small Cap                         Annually      Annually

International Growth Equity       Annually      Annually

International Select Equity       Annually      Annually

Technology                        Annually      Annually
--------------------------------------------------------

     Prior to September 27, 1997, dividends from net investment income of the International Fixed Income Fund were declared daily and paid quarterly.
     Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
     The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

K.FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

L.RECLASSIFICATIONS - At March 31, 1997, the Funds' most recent fiscal year end, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                          UNDISTRIBUTED    UNDISTRIBUTED
                               NET              NET            PAID
AMOUNTS IN                  INVESTMENT        CAPITAL           IN
THOUSANDS                     INCOME           GAINS         CAPITAL
--------------------------------------------------------------------
Money Market                  $  24               -          $(24)

U.S. Government
  Money Market                    6               -            (6)

Municipal Money
  Market                         47               -           (47)

U.S. Government Select
  Money Market                    4               -            (4)

California Municipal
  Money Market                    3               -            (3)

U.S. Government                (44)             $53            (9)

Fixed Income                    (4)              11            (7)

Intermediate Tax-
  Exempt                         18               -           (18)

Florida Intermediate
  Tax-Exempt                      -               -              -

Tax-Exempt                      229           (146)           (83)

International Fixed
  Income                       (12)              28           (16)

Income Equity                     4               -            (4)

Stock Index                       -               -              -

Growth Equity                    12               -           (12)

Select Equity                     3             (2)            (1)

Small Cap                        20            (16)            (4)

International Growth
  Equity                         62             850          (912)

International Select
  Equity                      (104)             521          (417)

Technology                      178           (178)              -
--------------------------------------------------------------------

     These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of foreign currency gains, investments in passive foreign investment companies, real estate investment trusts, asset-backed securities, and certain fees and expenses.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the period ended September 30, 1997, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                             ANNUAL         ADVISORY
                            ADVISORY       FEES AFTER       EXPENSE
                              FEES           WAIVERS      LIMITATIONS
----------------------------------------------------------------------
Money Market                  0.60%           0.40%          0.55%

U.S. Government
  Money Market                0.60%           0.40%          0.55%

Municipal Money
  Market                      0.60%           0.40%          0.55%

U.S. Government Select
  Money Market                0.60%           0.25%          0.40%

California Municipal
  Money Market                0.60%           0.30%          0.45%

U.S. Government               0.75%           0.75%          0.90%

Fixed Income                  0.75%           0.75%          0.90%

Intermediate Tax-
  Exempt                      0.75%           0.70%          0.85%

Florida Intermediate
  Tax-Exempt                  0.75%           0.70%          0.85%

Tax-Exempt                    0.75%           0.70%          0.85%

California Tax-Exempt         0.75%           0.70%          0.85%

International Fixed
  Income                      0.90%           0.90%          1.15%

Income Equity                 1.00%           0.85%          1.00%

Stock Index                   0.60%           0.40%          0.55%

Growth Equity                 1.00%           0.85%          1.00%

Select Equity                 1.20%           0.85%          1.00%

Small Cap                     1.20%           0.85%          1.00%

International Growth
  Equity                      1.20%           1.00%          1.25%

International Select
  Equity                      1.20%           1.00%          1.25%

Technology                    1.20%           1.00%          1.25%
----------------------------------------------------------------------

  The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the period ended September 30, 1997, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

4. BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
  Interest expense for the six months ended September 30, 1997 was approximately $1,000 for the Stock Index Fund. This amount is included in other expenses on the Statements of Operations.
  As of September 30, 1997, there were no outstanding borrowings.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended September 30, 1997 were as follows:

                                       PURCHASES                  SALES
                               -----------------------------------------------
                                  U.S.                      U.S.
AMOUNTS IN THOUSANDS           GOVERNMENT       OTHER    GOVERNMENT    OTHER
------------------------------------------------------------------------------
U.S. Government                  $35,035            -      $22,425          -

Fixed Income                      18,834      $22,285       18,581     $7,574

Intermediate Tax-Exempt                -       80,473            -     52,479

Florida Intermediate Tax-Exempt        -        5,617            -      1,857

Tax-Exempt                             -       32,634            -     31,725

California Tax-Exempt                  -       14,467            -      1,442

International Fixed Income             -        2,655            -      3,472

Income Equity                          -       46,713            -     33,988

Stock Index                            -       21,144            -     11,362

Growth Equity                          -      116,910            -    107,043

Select Equity                          -       65,881            -     49,953

Small Cap                              -       55,568            -     17,910

International Growth Equity            -      121,796            -    124,443

International Select Equity            -       42,578            -     42,726

Technology                             -       35,956            -     19,576
------------------------------------------------------------------------------

  At September 30, 1997, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and cost basis of securities were approximately as follows:

                                                            NET         COST
                             UNREALIZED   UNREALIZED   APPRECIATION    BASIS OF
AMOUNTS IN THOUSANDS        APPRECIATION  DEPRECIATION (DEPRECIATION) SECURITIES
--------------------------------------------------------------------------------
U.S. Government                $2,392         $372        $2,020      $200,544

Fixed Income                    4,091          172         3,919       140,921

Intermediate Tax-Exempt         7,316           85         7,231       272,865

Florida Intermediate
  Tax-Exempt                      509            -           509        18,955

Tax-Exempt                      7,024          146         6,878       139,480

California Tax-Exempt             406           10           396        14,453

International Fixed Income        528          645         (117)        15,142

Income Equity                  14,039          410        13,629        85,454

Stock Index                     7,508          697         6,811        47,827

Growth Equity                 114,784        1,625       113,159       283,452

Select Equity                  20,471          668        19,803        78,692

Small Cap                      95,705       12,117        83,588       230,628

International Growth Equity    22,433        6,372        16,061       167,907

International Select Equity    22,200        2,575        19,625       102,210

Technology                     20,963        1,635        19,328        65,862
------------------------------------------------------------------------------

  At March 31, 1997, the Funds' most recent fiscal year end, the approximate capital loss carryforwards, due to expire on March 31, 2005, for U.S. federal income tax purposes are as follows:

AMOUNTS IN THOUSANDS
--------------------------------------------
Municipal Money Market                  $109

U.S. Government Select Money Market        1

U.S. Government                          239

Intermediate Tax-Exempt                  441

Florida Intermediate Tax-Exempt            1
--------------------------------------------

  These capital loss carryforwards are available to offset future capital gains.

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the period ended September 30, 1997 were as follows:
                                                                        NET
                                          REINVESTMENT               INCREASE
AMOUNTS IN THOUSANDS               SOLD   OF DIVIDENDS   REDEEMED   (DECREASE)
------------------------------------------------------------------------------
U.S. Government                    3,161        27        1,328        1,860

Fixed Income                       3,516        51        1,663        1,904

Intermediate Tax-Exempt            3,685        33        2,532        1,186

Florida Intermediate Tax-Exempt      627         5          202          430

Tax-Exempt                         1,283        10          919          374

California Tax-Exempt              1,397         4          100        1,301

International Fixed Income           104         7          217        (106)

Income Equity                      1,202        17          418          801

Stock Index                        2,166         8        1,370          804

Growth Equity                      2,150         5        1,340          815

Select Equity                      1,382         -          589          793

Small Cap                          4,022         -        1,040        2,982

International Growth Equity        1,222         -        1,342        (120)

International Select Equity          928         -        1,096        (168)

Technology                         1,498         -          343        1,155
------------------------------------------------------------------------------

Transactions of shares of the Funds for the year ended March 31, 1997 were as follows:
                                                                        NET
                                          REINVESTMENT                INCREASE
AMOUNTS IN THOUSANDS                SOLD  OF DIVIDENDS   REDEEMED    (DECREASE)
------------------------------------------------------------------------------
U.S. Government                    5,159       144        1,695        3,608

Fixed Income                       4,239       222        2,080        2,381

Intermediate Tax-Exempt            7,072       245        4,928        2,389

Florida Intermediate Tax-Exempt    1,846         4          373        1,477

Tax-Exempt                         2,592        80        1,436        1,236

International Fixed Income           416        28          289          155

Income Equity                      2,128       450          875        1,703

Stock Index                        3,844         8          515        3,337

Growth Equity                      6,478       922        2,752        4,648

Select Equity                      2,494       125          823        1,796

Small Cap                          4,424       716        2,534        2,606

International Growth Equity        3,091       641        4,935      (1,203)

International Select Equity        3,161        82        2,310          933

Technology                         3,820        25          184        3,661
------------------------------------------------------------------------------



                      This page intentionally left blank.


This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


NORTHERN
FUNDS
P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111




(c) 1997 Sunstone Distribution Services, LLC,
Distributor